UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Morningstar Growth ETF

ILCG | NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$4	0.04%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 14.99%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Broad Growth IndexSM returned 15.03%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Software and services stocks advanced, as application software and systems software names benefited from growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Semiconductor firms were also positive, as firms increased their AI outlays and data center spending. In the consumer discretionary sector, an electric vehicle maker benefited from the possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. Within the financials sector, firms that provide transaction and payment processing services were supported by strong consumer spending and increased payment volume in digital transactions.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	Morningstar US Market Index	Morningstar® US Large-Mid Cap Broad Growth Index℠
May 15	$10,181	$10,137	$10,183
Jun 15	$10,069	$9,955	$10,074
Jul 15	$10,492	$10,133	$10,500
Aug 15	$9,796	$9,524	$9,803
Sep 15	$9,536	$9,256	$9,545
Oct 15	$10,476	$9,992	$10,489
Nov 15	$10,513	$10,038	$10,529
Dec 15	$10,255	$9,842	$10,272
Jan 16	$9,624	$9,300	$9,641
Feb 16	$9,479	$9,296	$9,496
Mar 16	$10,112	$9,948	$10,132
Apr 16	$9,956	$10,003	$9,978
May 16	$10,236	$10,186	$10,261
Jun 16	$10,047	$10,207	$10,073
Jul 16	$10,543	$10,608	$10,573
Aug 16	$10,449	$10,631	$10,481
Sep 16	$10,455	$10,641	$10,489
Oct 16	$10,207	$10,420	$10,241
Nov 16	$10,318	$10,860	$10,354
Dec 16	$10,417	$11,066	$10,456
Jan 17	$10,807	$11,287	$10,850
Feb 17	$11,219	$11,712	$11,267
Mar 17	$11,363	$11,720	$11,414
Apr 17	$11,763	$11,843	$11,819
May 17	$12,121	$11,982	$12,182
Jun 17	$12,043	$12,080	$12,106
Jul 17	$12,483	$12,314	$12,552
Aug 17	$12,600	$12,343	$12,671
Sep 17	$12,714	$12,626	$12,785
Oct 17	$13,152	$12,910	$13,248
Nov 17	$13,470	$13,305	$13,580
Dec 17	$13,605	$13,443	$13,712
Jan 18	$14,863	$14,168	$15,051
Feb 18	$14,519	$13,645	$14,718
Mar 18	$14,195	$13,360	$14,394
Apr 18	$14,382	$13,402	$14,587
May 18	$14,939	$13,767	$15,154
Jun 18	$15,181	$13,856	$15,404
Jul 18	$15,477	$14,329	$15,708
Aug 18	$16,116	$14,822	$16,360
Sep 18	$16,257	$14,856	$16,506
Oct 18	$14,806	$13,776	$15,040
Nov 18	$15,145	$14,063	$15,391
Dec 18	$13,889	$12,764	$14,116
Jan 19	$15,160	$13,855	$15,411
Feb 19	$15,637	$14,339	$15,900
Mar 19	$16,066	$14,562	$16,340
Apr 19	$16,714	$15,147	$17,003
May 19	$15,814	$14,181	$16,089
Jun 19	$16,866	$15,173	$17,164
Jul 19	$17,110	$15,403	$17,416
Aug 19	$17,019	$15,107	$17,326
Sep 19	$16,842	$15,368	$17,149
Oct 19	$17,171	$15,695	$17,488
Nov 19	$17,923	$16,290	$18,258
Dec 19	$18,538	$16,749	$18,888
Jan 20	$19,182	$16,754	$19,550
Feb 20	$18,076	$15,382	$18,425
Mar 20	$16,392	$13,304	$16,713
Apr 20	$18,894	$15,062	$19,268
May 20	$20,218	$15,870	$20,622
Jun 20	$20,740	$16,229	$21,160
Jul 20	$22,275	$17,163	$22,730
Aug 20	$24,750	$18,403	$25,263
Sep 20	$23,593	$17,728	$24,087
Oct 20	$22,581	$17,336	$23,057
Nov 20	$25,022	$19,410	$25,556
Dec 20	$25,674	$20,250	$26,229
Jan 21	$25,477	$20,130	$26,031
Feb 21	$25,554	$20,732	$26,115
Mar 21	$25,526	$21,467	$26,089
Apr 21	$27,385	$22,601	$27,991
May 21	$26,973	$22,685	$27,571
Jun 21	$28,682	$23,263	$29,319
Jul 21	$29,625	$23,703	$30,286
Aug 21	$30,786	$24,388	$31,471
Sep 21	$29,066	$23,270	$29,717
Oct 21	$31,524	$24,852	$32,229
Nov 21	$31,382	$24,506	$32,085
Dec 21	$31,890	$25,471	$32,603
Jan 22	$28,897	$23,961	$29,545
Feb 22	$27,827	$23,344	$28,452
Mar 22	$28,867	$24,114	$29,516
Apr 22	$25,033	$21,939	$25,595
May 22	$24,365	$21,891	$24,913
Jun 22	$22,291	$20,051	$22,794
Jul 22	$25,183	$21,932	$25,752
Aug 22	$23,890	$21,091	$24,429
Sep 22	$21,509	$19,132	$21,995
Oct 22	$22,515	$20,681	$23,024
Nov 22	$23,607	$21,805	$24,142
Dec 22	$21,772	$20,522	$22,266
Jan 23	$23,651	$21,925	$24,187
Feb 23	$23,362	$21,418	$23,891
Mar 23	$24,815	$22,039	$25,376
Apr 23	$25,046	$22,284	$25,613
May 23	$26,082	$22,383	$26,672
Jun 23	$27,949	$23,912	$28,583
Jul 23	$28,730	$24,748	$29,382
Aug 23	$28,442	$24,301	$29,090
Sep 23	$26,811	$23,150	$27,421
Oct 23	$26,353	$22,565	$26,953
Nov 23	$29,309	$24,686	$29,971
Dec 23	$30,536	$25,947	$31,227
Jan 24	$31,250	$26,283	$31,958
Feb 24	$33,490	$27,708	$34,251
Mar 24	$34,093	$28,603	$34,869
Apr 24	$32,648	$27,374	$33,392
May 24	$34,649	$28,667	$35,440
Jun 24	$36,797	$29,598	$37,639
Jul 24	$36,206	$30,067	$37,035
Aug 24	$36,982	$30,746	$37,831
Sep 24	$38,039	$31,392	$38,914
Oct 24	$37,948	$31,161	$38,822
Nov 24	$40,770	$33,174	$41,711
Dec 24	$40,608	$32,198	$41,545
Jan 25	$41,636	$33,206	$42,598
Feb 25	$40,089	$32,622	$41,017
Mar 25	$36,755	$30,706	$37,606
Apr 25	$37,541	$30,526	$38,412

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	14.99%	14.72%	14.14%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Broad Growth Index℠...
	15.03	14.80	14.41

Key Fund statistics

Net Assets...
$2,296,449,928
Number of Portfolio Holdings...
380
Net Investment Advisory Fees...
$940,582
Portfolio Turnover Rate...
21%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Large-Mid Cap Broad Growth IndexSM in this report reflects the performance of the Morningstar® US Large Growth IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Broad Growth IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.3%
Consumer Discretionary...
14.8
Communication Services...
11.9
Financials...
9.5
Industrials...
8.1
Health Care...
7.5
Consumer Staples...
2.0
Real Estate...
1.6
Materials...
1.2
Utilities...
0.6
Energy...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
11.5%
NVIDIA Corp...
10.1
Amazon.com, Inc...
6.9
Apple, Inc...
5.5
Meta Platforms, Inc., Class A...
4.7
Tesla, Inc...
3.1
Eli Lilly & Co...
2.8
Visa, Inc., Class A...
2.3
Broadcom, Inc...
2.3
Alphabet, Inc., Class A...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Growth ETF

Annual Shareholder Report — April 30, 2025

ILCG-04/25-AR

iShares Morningstar Mid-Cap ETF

IMCB | NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$4	0.04%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 7.20%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap IndexSM returned 7.24%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Software and services stocks benefited returns, as application software and systems software names were supported by growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Within the financials sector, capital markets firms, including asset management and custody banks, investment banking and brokerage, and financial exchanges and data, contributed. These companies were supported by increased trading activity and solid investment banking revenues. Utilities stocks also contributed, driven primarily by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of AI technologies, both of which require significant computational power and energy.

What detracted from performance?

Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats weighed on biotechnology and life sciences firms. These firms were further pressured by political uncertainty surrounding policy changes from the new U.S. presidential administration.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	Morningstar US Market Index	Morningstar® US Mid Cap Index℠
May 15	$10,219	$10,137	$10,220
Jun 15	$9,992	$9,955	$9,996
Jul 15	$10,066	$10,133	$10,071
Aug 15	$9,510	$9,524	$9,517
Sep 15	$9,149	$9,256	$9,157
Oct 15	$9,800	$9,992	$9,811
Nov 15	$9,851	$10,038	$9,863
Dec 15	$9,552	$9,842	$9,565
Jan 16	$8,935	$9,300	$8,946
Feb 16	$9,019	$9,296	$9,032
Mar 16	$9,745	$9,948	$9,762
Apr 16	$9,797	$10,003	$9,816
May 16	$10,029	$10,186	$10,050
Jun 16	$10,053	$10,207	$10,076
Jul 16	$10,550	$10,608	$10,578
Aug 16	$10,498	$10,631	$10,528
Sep 16	$10,442	$10,641	$10,473
Oct 16	$10,090	$10,420	$10,121
Nov 16	$10,572	$10,860	$10,607
Dec 16	$10,711	$11,066	$10,751
Jan 17	$10,961	$11,287	$11,003
Feb 17	$11,398	$11,712	$11,447
Mar 17	$11,379	$11,720	$11,428
Apr 17	$11,469	$11,843	$11,521
May 17	$11,542	$11,982	$11,597
Jun 17	$11,558	$12,080	$11,615
Jul 17	$11,709	$12,314	$11,770
Aug 17	$11,648	$12,343	$11,710
Sep 17	$12,015	$12,626	$12,081
Oct 17	$12,217	$12,910	$12,287
Nov 17	$12,670	$13,305	$12,747
Dec 17	$12,808	$13,443	$12,889
Jan 18	$13,234	$14,168	$13,321
Feb 18	$12,624	$13,645	$12,708
Mar 18	$12,540	$13,360	$12,626
Apr 18	$12,470	$13,402	$12,558
May 18	$12,659	$13,767	$12,752
Jun 18	$12,734	$13,856	$12,831
Jul 18	$13,161	$14,329	$13,264
Aug 18	$13,332	$14,822	$13,440
Sep 18	$13,234	$14,856	$13,342
Oct 18	$12,220	$13,776	$12,321
Nov 18	$12,652	$14,063	$12,760
Dec 18	$11,347	$12,764	$11,445
Jan 19	$12,611	$13,855	$12,724
Feb 19	$13,144	$14,339	$13,264
Mar 19	$13,234	$14,562	$13,359
Apr 19	$13,816	$15,147	$13,950
May 19	$12,826	$14,181	$12,952
Jun 19	$13,705	$15,173	$13,845
Jul 19	$13,933	$15,403	$14,078
Aug 19	$13,620	$15,107	$13,764
Sep 19	$14,015	$15,368	$14,167
Oct 19	$14,252	$15,695	$14,409
Nov 19	$14,639	$16,290	$14,803
Dec 19	$14,927	$16,749	$15,098
Jan 20	$14,850	$16,754	$15,025
Feb 20	$13,479	$15,382	$13,640
Mar 20	$10,947	$13,304	$11,080
Apr 20	$12,297	$15,062	$12,447
May 20	$13,060	$15,870	$13,222
Jun 20	$13,211	$16,229	$13,378
Jul 20	$14,069	$17,163	$14,250
Aug 20	$14,630	$18,403	$14,821
Sep 20	$14,404	$17,728	$14,597
Oct 20	$14,286	$17,336	$14,479
Nov 20	$16,213	$19,410	$16,436
Dec 20	$16,904	$20,250	$17,141
Jan 21	$16,675	$20,130	$16,912
Feb 21	$17,460	$20,732	$17,711
Mar 21	$18,132	$21,467	$18,397
Apr 21	$19,029	$22,601	$19,311
May 21	$19,211	$22,685	$19,494
Jun 21	$19,429	$23,263	$19,715
Jul 21	$19,577	$23,703	$19,867
Aug 21	$20,107	$24,388	$20,408
Sep 21	$19,334	$23,270	$19,621
Oct 21	$20,541	$24,852	$20,848
Nov 21	$19,924	$24,506	$20,221
Dec 21	$20,752	$25,471	$21,064
Jan 22	$19,378	$23,961	$19,669
Feb 22	$19,257	$23,344	$19,546
Mar 22	$19,688	$24,114	$19,984
Apr 22	$18,269	$21,939	$18,544
May 22	$18,342	$21,891	$18,618
Jun 22	$16,554	$20,051	$16,801
Jul 22	$18,114	$21,932	$18,384
Aug 22	$17,562	$21,091	$17,823
Sep 22	$15,912	$19,132	$16,149
Oct 22	$17,252	$20,681	$17,509
Nov 22	$18,386	$21,805	$18,660
Dec 22	$17,422	$20,522	$17,682
Jan 23	$18,886	$21,925	$19,167
Feb 23	$18,371	$21,418	$18,644
Mar 23	$18,065	$22,039	$18,333
Apr 23	$17,919	$22,284	$18,185
May 23	$17,462	$22,383	$17,721
Jun 23	$18,906	$23,912	$19,188
Jul 23	$19,588	$24,748	$19,882
Aug 23	$18,882	$24,301	$19,165
Sep 23	$17,945	$23,150	$18,215
Oct 23	$17,100	$22,565	$17,358
Nov 23	$18,859	$24,686	$19,145
Dec 23	$20,247	$25,947	$20,553
Jan 24	$20,002	$26,283	$20,303
Feb 24	$21,116	$27,708	$21,433
Mar 24	$22,045	$28,603	$22,377
Apr 24	$20,926	$27,374	$21,241
May 24	$21,428	$28,667	$21,750
Jun 24	$21,311	$29,598	$21,632
Jul 24	$22,149	$30,067	$22,482
Aug 24	$22,680	$30,746	$23,022
Sep 24	$23,192	$31,392	$23,542
Oct 24	$23,029	$31,161	$23,379
Nov 24	$25,027	$33,174	$25,408
Dec 24	$23,341	$32,198	$23,695
Jan 25	$24,291	$33,206	$24,660
Feb 25	$23,813	$32,622	$24,180
Mar 25	$22,748	$30,706	$23,099
Apr 25	$22,433	$30,526	$22,779

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.20%	12.78%	8.41%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Mid Cap Index℠...
	7.24	12.85	8.58

Key Fund statistics

Net Assets...
$992,482,886
Number of Portfolio Holdings...
439
Net Investment Advisory Fees...
$386,199
Portfolio Turnover Rate...
18%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Mid Cap IndexSM in this report reflects the performance of the Morningstar® US Mid Core IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
15.7%
Financials...
15.6
Information Technology...
14.5
Consumer Discretionary...
10.2
Health Care...
8.5
Utilities...
7.5
Real Estate...
7.4
Energy...
6.5
Consumer Staples...
6.3
Materials...
4.8
Communication Services...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
MicroStrategy, Inc., Class A...
0.9%
Arthur J Gallagher & Co...
0.8
Williams Cos., Inc. (The)...
0.7
DoorDash, Inc., Class A...
0.7
Capital One Financial Corp...
0.6
Fortinet, Inc...
0.6
AutoZone, Inc...
0.6
AppLovin Corp., Class A...
0.6
Travelers Cos., Inc. (The)...
0.6
Newmont Corp...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap ETF

Annual Shareholder Report — April 30, 2025

IMCB-04/25-AR

iShares Morningstar Mid-Cap Growth ETF

IMCG | NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$6	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 9.02%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap Broad Growth IndexSM returned 9.08%.

What contributed to performance?

The information technology sector was the largest contributor to the Fund’s return during the reporting period. Software and services stocks benefited returns, as application software and systems software names gained amid growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. Industrials stocks also contributed, particularly among aerospace and defense names. Among mid-cap defense stocks, a shift towards new markets and products such as drones, helped drive growth. Aerospace stocks gained, amid robust growth and expanded capacity in the commercial airline space. Within the financials sector, capital markets firms, including asset management and custody banks, investment banking and brokerage, and financial exchanges and data, contributed. These companies were supported by increased trading activity and solid investment banking revenues.

What detracted from performance?

Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats weighed on biotechnology and life sciences firms. These firms were further pressured by political uncertainty surrounding policy changes from the new U.S. presidential administration.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	Morningstar US Market Index	Morningstar® US Mid Cap Broad Growth Index℠
May 15	$10,062	$10,137	$10,064
Jun 15	$9,973	$9,955	$9,978
Jul 15	$10,134	$10,133	$10,141
Aug 15	$9,514	$9,524	$9,523
Sep 15	$9,090	$9,256	$9,099
Oct 15	$9,565	$9,992	$9,577
Nov 15	$9,600	$10,038	$9,614
Dec 15	$9,309	$9,842	$9,324
Jan 16	$8,531	$9,300	$8,544
Feb 16	$8,533	$9,296	$8,548
Mar 16	$9,246	$9,948	$9,264
Apr 16	$9,342	$10,003	$9,362
May 16	$9,555	$10,186	$9,578
Jun 16	$9,516	$10,207	$9,542
Jul 16	$9,954	$10,608	$9,983
Aug 16	$9,874	$10,631	$9,906
Sep 16	$9,898	$10,641	$9,932
Oct 16	$9,516	$10,420	$9,549
Nov 16	$9,892	$10,860	$9,924
Dec 16	$9,892	$11,066	$9,927
Jan 17	$10,270	$11,287	$10,306
Feb 17	$10,568	$11,712	$10,607
Mar 17	$10,630	$11,720	$10,672
Apr 17	$10,843	$11,843	$10,888
May 17	$11,058	$11,982	$11,106
Jun 17	$11,178	$12,080	$11,230
Jul 17	$11,397	$12,314	$11,452
Aug 17	$11,441	$12,343	$11,498
Sep 17	$11,641	$12,626	$11,702
Oct 17	$11,963	$12,910	$12,029
Nov 17	$12,364	$13,305	$12,434
Dec 17	$12,402	$13,443	$12,475
Jan 18	$13,122	$14,168	$13,204
Feb 18	$12,761	$13,645	$12,842
Mar 18	$12,810	$13,360	$12,894
Apr 18	$12,735	$13,402	$12,822
May 18	$13,249	$13,767	$13,343
Jun 18	$13,438	$13,856	$13,536
Jul 18	$13,657	$14,329	$13,761
Aug 18	$14,561	$14,822	$14,674
Sep 18	$14,485	$14,856	$14,600
Oct 18	$12,882	$13,776	$12,983
Nov 18	$13,156	$14,063	$13,262
Dec 18	$11,982	$12,764	$12,080
Jan 19	$13,328	$13,855	$13,444
Feb 19	$14,210	$14,339	$14,336
Mar 19	$14,489	$14,562	$14,621
Apr 19	$15,031	$15,147	$15,172
May 19	$14,460	$14,181	$14,598
Jun 19	$15,501	$15,173	$15,653
Jul 19	$15,735	$15,403	$15,893
Aug 19	$15,280	$15,107	$15,438
Sep 19	$15,013	$15,368	$15,170
Oct 19	$15,187	$15,695	$15,350
Nov 19	$16,026	$16,290	$16,201
Dec 19	$16,249	$16,749	$16,430
Jan 20	$16,534	$16,754	$16,722
Feb 20	$15,523	$15,382	$15,703
Mar 20	$13,477	$13,304	$13,637
Apr 20	$15,676	$15,062	$15,864
May 20	$17,526	$15,870	$17,740
Jun 20	$18,138	$16,229	$18,364
Jul 20	$19,482	$17,163	$19,746
Aug 20	$20,146	$18,403	$20,424
Sep 20	$19,840	$17,728	$20,119
Oct 20	$19,912	$17,336	$20,197
Nov 20	$22,571	$19,410	$22,900
Dec 20	$23,666	$20,250	$24,017
Jan 21	$23,607	$20,130	$23,962
Feb 21	$23,992	$20,732	$24,358
Mar 21	$23,353	$21,467	$23,715
Apr 21	$24,691	$22,601	$25,074
May 21	$24,468	$22,685	$24,852
Jun 21	$25,614	$23,263	$26,014
Jul 21	$26,134	$23,703	$26,546
Aug 21	$26,929	$24,388	$27,358
Sep 21	$25,620	$23,270	$26,027
Oct 21	$27,607	$24,852	$28,048
Nov 21	$26,692	$24,506	$27,116
Dec 21	$27,307	$25,471	$27,742
Jan 22	$24,139	$23,961	$24,524
Feb 22	$23,766	$23,344	$24,146
Mar 22	$23,996	$24,114	$24,381
Apr 22	$21,590	$21,939	$21,936
May 22	$21,138	$21,891	$21,478
Jun 22	$19,419	$20,051	$19,732
Jul 22	$21,595	$21,932	$21,942
Aug 22	$20,792	$21,091	$21,126
Sep 22	$18,867	$19,132	$19,170
Oct 22	$20,145	$20,681	$20,469
Nov 22	$21,465	$21,805	$21,811
Dec 22	$20,248	$20,522	$20,575
Jan 23	$22,083	$21,925	$22,440
Feb 23	$21,659	$21,418	$22,008
Mar 23	$21,681	$22,039	$22,031
Apr 23	$21,267	$22,284	$21,611
May 23	$21,299	$22,383	$21,642
Jun 23	$23,008	$23,912	$23,380
Jul 23	$23,752	$24,748	$24,137
Aug 23	$22,923	$24,301	$23,296
Sep 23	$21,620	$23,150	$21,972
Oct 23	$20,420	$22,565	$20,752
Nov 23	$22,699	$24,686	$23,071
Dec 23	$24,463	$25,947	$24,863
Jan 24	$24,267	$26,283	$24,664
Feb 24	$26,068	$27,708	$26,497
Mar 24	$26,868	$28,603	$27,311
Apr 24	$25,275	$27,374	$25,693
May 24	$25,672	$28,667	$26,095
Jun 24	$25,814	$29,598	$26,240
Jul 24	$26,409	$30,067	$26,843
Aug 24	$27,054	$30,746	$27,502
Sep 24	$27,844	$31,392	$28,307
Oct 24	$27,753	$31,161	$28,216
Nov 24	$30,698	$33,174	$31,214
Dec 24	$28,864	$32,198	$29,348
Jan 25	$30,371	$33,206	$30,884
Feb 25	$29,225	$32,622	$29,719
Mar 25	$27,359	$30,706	$27,823
Apr 25	$27,556	$30,526	$28,026

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.02%	11.94%	10.67%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Mid Cap Broad Growth Index℠...
	9.08	12.06	10.86

Key Fund statistics

Net Assets...
$2,498,286,026
Number of Portfolio Holdings...
299
Net Investment Advisory Fees...
$1,368,237
Portfolio Turnover Rate...
35%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Mid Cap Broad Growth IndexSM in this report reflects the performance of the Morningstar® US Mid Growth IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap Broad Growth IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.4%
Information Technology...
21.2
Consumer Discretionary...
13.3
Financials...
13.1
Health Care...
9.5
Real Estate...
5.5
Consumer Staples...
4.1
Communication Services...
3.8
Materials...
2.6
Utilities...
2.3
Energy...
2.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Arthur J Gallagher & Co...
1.4%
DoorDash, Inc., Class A...
1.3
Fortinet, Inc...
1.2
MicroStrategy, Inc., Class A...
1.2
AutoZone, Inc...
1.2
AppLovin Corp., Class A...
1.1
Roper Technologies, Inc...
1.1
Autodesk, Inc...
1.1
Howmet Aerospace, Inc...
1.0
Hilton Worldwide Holdings, Inc...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap Growth ETF

Annual Shareholder Report — April 30, 2025

IMCG-04/25-AR

iShares Morningstar Small-Cap Growth ETF

ISCG | NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$6	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 3.57%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Broad Growth Extended IndexSM returned 3.52%.

What contributed to performance?

Small-cap financials were the largest contributor to the Fund’s performance during the reporting period. Within the capital markets space, companies that include asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were supported by increased trading activity and solid investment banking revenues. Insurance companies also gained, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Among small-cap healthcare stocks, a biopharmaceutical company focused on the development of central nervous system disorders, gained as it was acquired by a larger pharmaceutical firm.

What detracted from performance?

Energy stocks modestly detracted from the Fund’s return during the reporting period. Energy equipment and services companies were pressured by falling crude prices, reduced profit margins and investor confidence. Within the information technology sector, small-cap semiconductors and semiconductor equipment names detracted. While demand for artificial intelligence chips surged, semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	Morningstar US Market Index	Morningstar® US Small Cap Broad Growth Extended Index℠
May 15	$10,315	$10,137	$10,316
Jun 15	$10,429	$9,955	$10,431
Jul 15	$10,520	$10,133	$10,520
Aug 15	$9,765	$9,524	$9,767
Sep 15	$9,255	$9,256	$9,244
Oct 15	$9,764	$9,992	$9,747
Nov 15	$10,081	$10,038	$10,064
Dec 15	$9,658	$9,842	$9,641
Jan 16	$8,614	$9,300	$8,599
Feb 16	$8,603	$9,296	$8,588
Mar 16	$9,276	$9,948	$9,261
Apr 16	$9,427	$10,003	$9,411
May 16	$9,716	$10,186	$9,703
Jun 16	$9,739	$10,207	$9,728
Jul 16	$10,347	$10,608	$10,335
Aug 16	$10,388	$10,631	$10,377
Sep 16	$10,425	$10,641	$10,415
Oct 16	$9,789	$10,420	$9,781
Nov 16	$10,503	$10,860	$10,496
Dec 16	$10,573	$11,066	$10,568
Jan 17	$10,867	$11,287	$10,863
Feb 17	$11,108	$11,712	$11,105
Mar 17	$11,178	$11,720	$11,177
Apr 17	$11,322	$11,843	$11,323
May 17	$11,472	$11,982	$11,474
Jun 17	$11,792	$12,080	$11,798
Jul 17	$11,945	$12,314	$11,953
Aug 17	$11,932	$12,343	$11,942
Sep 17	$12,423	$12,626	$12,434
Oct 17	$12,811	$12,910	$12,827
Nov 17	$13,089	$13,305	$13,107
Dec 17	$13,056	$13,443	$13,080
Jan 18	$13,580	$14,168	$13,602
Feb 18	$13,224	$13,645	$13,243
Mar 18	$13,506	$13,360	$13,526
Apr 18	$13,445	$13,402	$13,470
May 18	$14,358	$13,767	$14,387
Jun 18	$14,560	$13,856	$14,593
Jul 18	$14,695	$14,329	$14,730
Aug 18	$15,870	$14,822	$15,912
Sep 18	$15,660	$14,856	$15,704
Oct 18	$13,665	$13,776	$13,705
Nov 18	$13,857	$14,063	$13,900
Dec 18	$12,300	$12,764	$12,337
Jan 19	$13,859	$13,855	$13,905
Feb 19	$14,721	$14,339	$14,771
Mar 19	$14,682	$14,562	$14,735
Apr 19	$15,105	$15,147	$15,163
May 19	$14,038	$14,181	$14,094
Jun 19	$15,038	$15,173	$15,099
Jul 19	$15,349	$15,403	$15,412
Aug 19	$14,834	$15,107	$14,896
Sep 19	$14,366	$15,368	$14,427
Oct 19	$14,707	$15,695	$14,771
Nov 19	$15,593	$16,290	$15,662
Dec 19	$15,672	$16,749	$15,742
Jan 20	$15,645	$16,754	$15,721
Feb 20	$14,683	$15,382	$14,757
Mar 20	$12,301	$13,304	$12,366
Apr 20	$14,151	$15,062	$14,221
May 20	$15,683	$15,870	$15,761
Jun 20	$16,342	$16,229	$16,427
Jul 20	$17,200	$17,163	$17,286
Aug 20	$17,860	$18,403	$17,952
Sep 20	$17,539	$17,728	$17,634
Oct 20	$18,030	$17,336	$18,133
Nov 20	$20,477	$19,410	$20,596
Dec 20	$22,455	$20,250	$22,592
Jan 21	$23,464	$20,130	$23,609
Feb 21	$23,508	$20,732	$23,657
Mar 21	$22,197	$21,467	$22,332
Apr 21	$22,904	$22,601	$23,043
May 21	$22,323	$22,685	$22,464
Jun 21	$23,029	$23,263	$23,178
Jul 21	$22,380	$23,703	$22,525
Aug 21	$22,864	$24,388	$23,017
Sep 21	$21,925	$23,270	$22,075
Oct 21	$23,065	$24,852	$23,220
Nov 21	$21,791	$24,506	$21,937
Dec 21	$22,159	$25,471	$22,310
Jan 22	$19,457	$23,961	$19,588
Feb 22	$19,439	$23,344	$19,569
Mar 22	$19,743	$24,114	$19,871
Apr 22	$17,555	$21,939	$17,666
May 22	$17,118	$21,891	$17,223
Jun 22	$15,822	$20,051	$15,925
Jul 22	$17,554	$21,932	$17,667
Aug 22	$17,142	$21,091	$17,246
Sep 22	$15,562	$19,132	$15,655
Oct 22	$16,847	$20,681	$16,946
Nov 22	$17,258	$21,805	$17,358
Dec 22	$16,253	$20,522	$16,344
Jan 23	$18,076	$21,925	$18,168
Feb 23	$17,874	$21,418	$17,961
Mar 23	$17,600	$22,039	$17,681
Apr 23	$17,300	$22,284	$17,377
May 23	$17,378	$22,383	$17,454
Jun 23	$18,759	$23,912	$18,842
Jul 23	$19,608	$24,748	$19,694
Aug 23	$18,778	$24,301	$18,858
Sep 23	$17,544	$23,150	$17,615
Oct 23	$16,335	$22,565	$16,397
Nov 23	$17,951	$24,686	$18,017
Dec 23	$19,966	$25,947	$20,039
Jan 24	$19,345	$26,283	$19,412
Feb 24	$20,651	$27,708	$20,722
Mar 24	$21,211	$28,603	$21,283
Apr 24	$19,820	$27,374	$19,889
May 24	$20,709	$28,667	$20,782
Jun 24	$20,710	$29,598	$20,783
Jul 24	$21,948	$30,067	$22,023
Aug 24	$21,981	$30,746	$22,056
Sep 24	$22,364	$31,392	$22,439
Oct 24	$22,196	$31,161	$22,269
Nov 24	$24,536	$33,174	$24,615
Dec 24	$22,649	$32,198	$22,721
Jan 25	$23,551	$33,206	$23,628
Feb 25	$22,196	$32,622	$22,266
Mar 25	$20,665	$30,706	$20,729
Apr 25	$20,527	$30,526	$20,590

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.57%	7.72%	7.46%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Small Cap Broad Growth Extended Index℠...
	3.52	7.68	7.49

Key Fund statistics

Net Assets...
$603,813,289
Number of Portfolio Holdings...
961
Net Investment Advisory Fees...
$365,795
Portfolio Turnover Rate...
42%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Small Cap Broad Growth Extended IndexSM in this report reflects the performance of the Morningstar® US Small Growth IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Broad Growth Extended IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.6%
Health Care...
18.0
Information Technology...
17.0
Consumer Discretionary...
11.4
Financials...
10.8
Real Estate...
5.3
Materials...
4.3
Communication Services...
3.5
Consumer Staples...
3.4
Energy...
2.0
Utilities...
0.7
Security	Percent of Total InvestmentsFootnote Reference(a)
Duolingo, Inc., Class A...
0.7%
SoFi Technologies, Inc...
0.6
Insmed, Inc...
0.6
Royal Gold, Inc...
0.6
Encompass Health Corp...
0.5
TKO Group Holdings, Inc., Class A...
0.5
Affirm Holdings, Inc., Class A...
0.5
Exelixis, Inc...
0.5
ITT, Inc...
0.5
Penumbra, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Growth ETF

Annual Shareholder Report — April 30, 2025

ISCG-04/25-AR

iShares Morningstar Small-Cap Value ETF

ISCV | NYSE Arca

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$6	0.06%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 1.28%.

  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Broad Value Extended IndexSM returned 1.34%.

What contributed to performance?

Value-oriented small-capitalization financials stocks registered solid performance during the reporting period, contributing to the Fund’s return. Overall, these firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Regional banks witnessed increases in loan growth, asset-management revenue, and capital market activity. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Utilities stocks also benefited performance, driven primarily by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy.

What detracted from performance?

Energy stocks faced several headwinds during the reporting period. The oil and gas environment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty. In this landscape, the largest detractor from the Fund’s return were companies within the oil and gas exploration and production subsector, pressured by falling crude prices, which reduced profit margins and investor confidence. Consumer discretionary stocks also detracted, weighed down by weak performance from the consumer durables segment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	Morningstar US Market Index	Morningstar® US Small Cap Broad Value Extended Index℠
May 15	$10,035	$10,137	$10,035
Jun 15	$9,845	$9,955	$9,846
Jul 15	$9,669	$10,133	$9,671
Aug 15	$9,241	$9,524	$9,244
Sep 15	$8,865	$9,256	$8,869
Oct 15	$9,404	$9,992	$9,411
Nov 15	$9,623	$10,038	$9,632
Dec 15	$9,106	$9,842	$9,114
Jan 16	$8,474	$9,300	$8,474
Feb 16	$8,628	$9,296	$8,629
Mar 16	$9,520	$9,948	$9,523
Apr 16	$9,758	$10,003	$9,762
May 16	$9,828	$10,186	$9,834
Jun 16	$9,765	$10,207	$9,771
Jul 16	$10,224	$10,608	$10,237
Aug 16	$10,406	$10,631	$10,423
Sep 16	$10,504	$10,641	$10,518
Oct 16	$10,153	$10,420	$10,168
Nov 16	$11,398	$10,860	$11,418
Dec 16	$11,640	$11,066	$11,663
Jan 17	$11,793	$11,287	$11,818
Feb 17	$11,972	$11,712	$12,001
Mar 17	$11,802	$11,720	$11,833
Apr 17	$11,766	$11,843	$11,797
May 17	$11,259	$11,982	$11,290
Jun 17	$11,567	$12,080	$11,602
Jul 17	$11,705	$12,314	$11,741
Aug 17	$11,445	$12,343	$11,485
Sep 17	$12,109	$12,626	$12,154
Oct 17	$12,098	$12,910	$12,148
Nov 17	$12,488	$13,305	$12,544
Dec 17	$12,581	$13,443	$12,642
Jan 18	$12,722	$14,168	$12,787
Feb 18	$11,900	$13,645	$11,959
Mar 18	$11,925	$13,360	$11,987
Apr 18	$12,028	$13,402	$12,096
May 18	$12,633	$13,767	$12,708
Jun 18	$12,730	$13,856	$12,808
Jul 18	$12,984	$14,329	$13,067
Aug 18	$13,244	$14,822	$13,333
Sep 18	$12,958	$14,856	$13,046
Oct 18	$11,799	$13,776	$11,881
Nov 18	$11,966	$14,063	$12,051
Dec 18	$10,467	$12,764	$10,542
Jan 19	$11,775	$13,855	$11,863
Feb 19	$12,130	$14,339	$12,226
Mar 19	$11,764	$14,562	$11,857
Apr 19	$12,248	$15,147	$12,350
May 19	$11,085	$14,181	$11,179
Jun 19	$11,781	$15,173	$11,883
Jul 19	$11,828	$15,403	$11,935
Aug 19	$10,983	$15,107	$11,096
Sep 19	$11,551	$15,368	$11,674
Oct 19	$11,752	$15,695	$11,878
Nov 19	$12,101	$16,290	$12,234
Dec 19	$12,506	$16,749	$12,647
Jan 20	$11,934	$16,754	$12,071
Feb 20	$10,679	$15,382	$10,807
Mar 20	$7,539	$13,304	$7,629
Apr 20	$8,690	$15,062	$8,796
May 20	$9,060	$15,870	$9,171
Jun 20	$9,175	$16,229	$9,296
Jul 20	$9,352	$17,163	$9,477
Aug 20	$9,844	$18,403	$9,979
Sep 20	$9,442	$17,728	$9,574
Oct 20	$9,779	$17,336	$9,918
Nov 20	$11,767	$19,410	$11,939
Dec 20	$12,589	$20,250	$12,774
Jan 21	$12,799	$20,130	$12,990
Feb 21	$14,236	$20,732	$14,451
Mar 21	$15,123	$21,467	$15,354
Apr 21	$15,720	$22,601	$15,952
May 21	$16,197	$22,685	$16,443
Jun 21	$15,895	$23,263	$16,129
Jul 21	$15,395	$23,703	$15,615
Aug 21	$15,714	$24,388	$15,944
Sep 21	$15,442	$23,270	$15,671
Oct 21	$15,974	$24,852	$16,210
Nov 21	$15,504	$24,506	$15,735
Dec 21	$16,260	$25,471	$16,504
Jan 22	$15,619	$23,961	$15,856
Feb 22	$15,908	$23,344	$16,149
Mar 22	$16,130	$24,114	$16,376
Apr 22	$15,061	$21,939	$15,293
May 22	$15,437	$21,891	$15,675
Jun 22	$13,886	$20,051	$14,098
Jul 22	$15,234	$21,932	$15,467
Aug 22	$14,721	$21,091	$14,944
Sep 22	$13,189	$19,132	$13,389
Oct 22	$14,890	$20,681	$15,119
Nov 22	$15,579	$21,805	$15,821
Dec 22	$14,554	$20,522	$14,780
Jan 23	$16,131	$21,925	$16,377
Feb 23	$15,733	$21,418	$15,970
Mar 23	$14,674	$22,039	$14,886
Apr 23	$14,429	$22,284	$14,636
May 23	$13,936	$22,383	$14,133
Jun 23	$15,259	$23,912	$15,476
Jul 23	$16,343	$24,748	$16,575
Aug 23	$15,567	$24,301	$15,785
Sep 23	$14,747	$23,150	$14,954
Oct 23	$13,835	$22,565	$14,028
Nov 23	$15,149	$24,686	$15,359
Dec 23	$16,947	$25,947	$17,184
Jan 24	$16,273	$26,283	$16,500
Feb 24	$16,710	$27,708	$16,943
Mar 24	$17,604	$28,603	$17,855
Apr 24	$16,427	$27,374	$16,662
May 24	$17,184	$28,667	$17,431
Jun 24	$16,751	$29,598	$16,995
Jul 24	$18,407	$30,067	$18,678
Aug 24	$18,241	$30,746	$18,510
Sep 24	$18,450	$31,392	$18,723
Oct 24	$18,282	$31,161	$18,554
Nov 24	$20,049	$33,174	$20,347
Dec 24	$18,503	$32,198	$18,778
Jan 25	$19,091	$33,206	$19,378
Feb 25	$18,426	$32,622	$18,702
Mar 25	$17,402	$30,706	$17,665
Apr 25	$16,638	$30,526	$16,886

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.28%	13.87%	5.22%
Morningstar US Market Index...
	11.51	15.18	11.81
Morningstar® US Small Cap Broad Value Extended Index℠...
	1.34	13.93	5.38

Key Fund statistics

Net Assets...
$419,324,586
Number of Portfolio Holdings...
1,115
Net Investment Advisory Fees...
$257,001
Portfolio Turnover Rate...
38%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Small Cap Broad Value Extended IndexSM in this report reflects the performance of the Morningstar® US Small Value IndexSM  through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Broad Value Extended IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Consumer Discretionary...
16.0
Industrials...
13.5
Real Estate...
7.3
Health Care...
6.0
Information Technology...
5.8
Utilities...
5.5
Materials...
5.5
Energy...
5.4
Consumer Staples...
4.0
Communication Services...
3.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Tapestry, Inc...
0.7%
Rivian Automotive, Inc., Class A...
0.5
Annaly Capital Management, Inc...
0.5
Pinnacle West Capital Corp...
0.5
Globe Life, Inc...
0.5
Essential Utilities, Inc...
0.5
LKQ Corp...
0.5
Assurant, Inc...
0.5
Molson Coors Beverage Co., Class B...
0.5
Talen Energy Corp...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Value ETF

Annual Shareholder Report — April 30, 2025

ISCV-04/25-AR

iShares Select U.S. REIT ETF

ICF | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Select U.S. REIT ETF (the “Fund”) (Formerly known as iShares Cohen & Steers REIT ETF) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select U.S. REIT ETF	$35	0.32%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund returned 17.84%.

  For the same period, the S&P Total Market Index returned 11.25% and the Cohen & Steers Realty Majors Index returned 18.26%.

What contributed to performance?

Real estate investment trusts (“REITs”) gained during the reporting period, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Specialized REITs, which include telecom tower and data center REITs, were the largest contributors to the Fund’s return. Telecom tower REITs own and lease cell phone towers that support wireless networks and have benefited from a growing demand for data and connectivity. Data center REITs own and lease facilities that are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Buoyed by an aging population, healthcare REITs were also significant contributors, as increasing demand for senior living and long-term healthcare facilities drove occupancy and rent growth. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Fund	S&P Total Market Index	Cohen & Steers Realty Majors Index
May 15	$9,977	$10,140	$9,979
Jun 15	$9,500	$9,967	$9,504
Jul 15	$10,106	$10,132	$10,114
Aug 15	$9,532	$9,524	$9,540
Sep 15	$9,900	$9,243	$9,913
Oct 15	$10,427	$9,971	$10,445
Nov 15	$10,384	$10,027	$10,404
Dec 15	$10,718	$9,824	$10,744
Jan 16	$10,327	$9,266	$10,353
Feb 16	$10,198	$9,263	$10,226
Mar 16	$11,268	$9,915	$11,306
Apr 16	$10,922	$9,976	$10,962
May 16	$11,160	$10,155	$11,204
Jun 16	$11,912	$10,174	$11,965
Jul 16	$12,300	$10,579	$12,358
Aug 16	$11,816	$10,608	$11,874
Sep 16	$11,621	$10,627	$11,682
Oct 16	$10,949	$10,394	$11,006
Nov 16	$10,703	$10,855	$10,761
Dec 16	$11,208	$11,067	$11,273
Jan 17	$11,178	$11,282	$11,246
Feb 17	$11,582	$11,698	$11,657
Mar 17	$11,321	$11,708	$11,397
Apr 17	$11,313	$11,830	$11,392
May 17	$11,351	$11,950	$11,434
Jun 17	$11,565	$12,060	$11,654
Jul 17	$11,675	$12,288	$11,768
Aug 17	$11,668	$12,310	$11,764
Sep 17	$11,593	$12,611	$11,691
Oct 17	$11,491	$12,884	$11,591
Nov 17	$11,802	$13,275	$11,908
Dec 17	$11,764	$13,409	$11,873
Jan 18	$11,304	$14,120	$11,412
Feb 18	$10,496	$13,597	$10,599
Mar 18	$10,932	$13,328	$11,041
Apr 18	$11,010	$13,375	$11,124
May 18	$11,287	$13,753	$11,407
Jun 18	$11,798	$13,844	$11,927
Jul 18	$11,908	$14,307	$12,042
Aug 18	$12,236	$14,804	$12,377
Sep 18	$11,920	$14,828	$12,061
Oct 18	$11,743	$13,730	$11,885
Nov 18	$12,407	$14,005	$12,561
Dec 18	$11,475	$12,699	$11,622
Jan 19	$12,702	$13,792	$12,866
Feb 19	$12,871	$14,276	$13,041
Mar 19	$13,423	$14,482	$13,603
Apr 19	$13,400	$15,058	$13,585
May 19	$13,545	$14,086	$13,736
Jun 19	$13,688	$15,074	$13,885
Jul 19	$13,894	$15,295	$14,097
Aug 19	$14,473	$14,987	$14,689
Sep 19	$14,654	$15,245	$14,877
Oct 19	$14,624	$15,569	$14,851
Nov 19	$14,390	$16,158	$14,617
Dec 19	$14,399	$16,623	$14,631
Jan 20	$14,589	$16,602	$14,828
Feb 20	$13,609	$15,243	$13,836
Mar 20	$11,356	$13,138	$11,550
Apr 20	$12,314	$14,880	$12,529
May 20	$12,417	$15,679	$12,648
Jun 20	$12,597	$16,041	$12,835
Jul 20	$13,137	$16,947	$13,388
Aug 20	$13,153	$18,165	$13,408
Sep 20	$12,795	$17,496	$13,047
Oct 20	$12,376	$17,124	$12,624
Nov 20	$13,341	$19,216	$13,612
Dec 20	$13,619	$20,079	$13,900
Jan 21	$13,564	$20,013	$13,848
Feb 21	$13,814	$20,655	$14,107
Mar 21	$14,670	$21,374	$14,984
Apr 21	$15,898	$22,471	$16,244
May 21	$16,084	$22,573	$16,438
Jun 21	$16,664	$23,145	$17,037
Jul 21	$17,477	$23,543	$17,873
Aug 21	$17,906	$24,217	$18,317
Sep 21	$16,739	$23,118	$17,128
Oct 21	$18,001	$24,670	$18,422
Nov 21	$17,847	$24,307	$18,272
Dec 21	$19,611	$25,230	$20,083
Jan 22	$17,927	$23,715	$18,364
Feb 22	$17,036	$23,119	$17,455
Mar 22	$18,359	$23,868	$18,815
Apr 22	$17,700	$21,715	$18,145
May 22	$16,851	$21,672	$17,280
Jun 22	$15,767	$19,849	$16,174
Jul 22	$17,065	$21,711	$17,510
Aug 22	$16,069	$20,891	$16,493
Sep 22	$14,053	$18,944	$14,428
Oct 22	$14,304	$20,490	$14,689
Nov 22	$15,229	$21,571	$15,643
Dec 22	$14,492	$20,303	$14,891
Jan 23	$15,899	$21,719	$16,341
Feb 23	$14,935	$21,216	$15,354
Mar 23	$14,759	$21,774	$15,179
Apr 23	$14,813	$21,992	$15,239
May 23	$14,112	$22,088	$14,521
Jun 23	$14,833	$23,601	$15,266
Jul 23	$15,068	$24,451	$15,511
Aug 23	$14,547	$23,972	$14,979
Sep 23	$13,541	$22,825	$13,947
Oct 23	$13,183	$22,210	$13,583
Nov 23	$14,819	$24,294	$15,276
Dec 23	$15,997	$25,594	$16,495
Jan 24	$15,275	$25,877	$15,756
Feb 24	$15,608	$27,283	$16,106
Mar 24	$15,795	$28,165	$16,302
Apr 24	$14,562	$26,924	$15,034
May 24	$15,354	$28,201	$15,859
Jun 24	$15,760	$29,077	$16,283
Jul 24	$16,696	$29,612	$17,255
Aug 24	$17,758	$30,246	$18,358
Sep 24	$18,282	$30,868	$18,904
Oct 24	$17,652	$30,649	$18,258
Nov 24	$18,343	$32,690	$18,978
Dec 24	$16,844	$31,704	$17,432
Jan 25	$16,963	$32,677	$17,560
Feb 25	$17,710	$32,059	$18,338
Mar 25	$17,287	$30,161	$17,905
Apr 25	$17,160	$29,953	$17,779

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.84%	6.86%	5.55%
S&P Total Market Index...
	11.25	15.02	11.59
Cohen & Steers Realty Majors Index...
	18.26	7.25	5.92

Key Fund statistics

Net Assets...
$1,946,095,967
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$6,648,432
Portfolio Turnover Rate...
17%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
46.4%
Residential REITs...
19.2
Retail REITs...
13.9
Health Care REITs...
10.0
Industrial REITs...
8.0
Hotel & Resort REITs...
1.3
Office REITs...
1.2
Security	Percent of Total InvestmentsFootnote Reference(a)
American Tower Corp...
9.7%
Welltower, Inc...
8.7
Equinix, Inc...
7.5
Prologis, Inc...
7.1
Digital Realty Trust, Inc...
5.1
Crown Castle, Inc...
5.1
Simon Property Group, Inc...
5.0
Realty Income Corp...
4.9
Public Storage...
4.5
VICI Properties, Inc...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Effective April 17, 2025, the name of the Fund was changed from iShares Cohen & Steers REIT ETF to iShares Select U.S. REIT ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC or Cohen & Steers Capital Management, Inc. and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Select U.S. REIT ETF

Annual Shareholder Report — April 30, 2025

ICF-04/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –  Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the registrant for which the fiscal year-end is April 30, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $79,800 for the fiscal year ended April 30, 2024 and $79,800 for the fiscal year ended April 30, 2025.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2024 and April 30, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $58,200 for the fiscal year ended April 30, 2024 and $58,200 for the fiscal year ended April 30, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2024 and April 30, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $58,200 for the fiscal year ended April 30, 2024 and $58,200 for the fiscal year ended April 30, 2025.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
John E. Martinez

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Select U.S. REIT ETF | ICF | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
April 30, 2025
iShares
®
Select U.S. REIT ETF (Formerly, iShares
®
Cohen & Steers REIT ETF)
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 10.0%
Alexandria Real Estate Equities, Inc. ........ 368,581 $ 26,781,096
Welltower, Inc. ....................... 1,103,573 168,394,204
195,175,300
Hotel & Resort REITs — 1.3%
Host Hotels & Resorts, Inc. .............. 1,728,486 24,406,222
Industrial REITs — 8.0%
Prologis, Inc. ........................ 1,340,933 137,043,353
Rexford Industrial Realty, Inc. ............ 584,493 19,346,718
156,390,071
Office REITs — 1.2%
BXP, Inc. .......................... 367,154 23,398,724
Residential REITs — 19.1%
American Homes 4 Rent , Class A .......... 790,405 29,553,243
AvalonBay Communities, Inc. ............ 308,705 64,821,876
Equity LifeStyle Properties, Inc. ........... 465,641 30,164,224
Equity Residential .................... 759,383 53,354,250
Essex Property Trust, Inc. ............... 147,341 41,130,240
Invitation Homes, Inc. .................. 1,313,356 44,903,642
Mid-America Apartment Communities, Inc. .... 268,517 42,868,739
Sun Communities, Inc. ................. 283,575 35,285,237
UDR, Inc. .......................... 729,450 30,549,366
372,630,817
Retail REITs — 13.9%
Federal Realty Investment Trust ........... 203,016 19,087,564
Kimco Realty Corp. ................... 1,594,571 31,859,529
Realty Income Corp. ................... 1,635,517 94,631,014
Regency Centers Corp. ................ 401,495 28,979,909
Simon Property Group, Inc. .............. 611,493 96,236,768
270,794,784
Specialized REITs — 46.3%
American Tower Corp. ................. 833,290 187,831,898
Crown Castle, Inc. .................... 929,189 98,271,029
Digital Realty Trust, Inc. ................ 621,694 99,806,755
Equinix, Inc. ........................ 168,610 145,131,058
Extra Space Storage, Inc. ............... 458,622 67,197,295
Iron Mountain, Inc. .................... 638,005 57,209,908
Lamar Advertising Co. , Class A ........... 219,256 24,953,525
Public Storage ....................... 292,502 87,876,376
SBA Communications Corp. ............. 241,640 58,815,176
VICI Properties, Inc. ................... 2,288,163 73,266,979
900,359,999
Total Long-Term Investments — 99 .8%
(Cost: $ 1,807,152,096 ) ............................ 1,943,155,917
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 3,329,894 $ 3,329,894
Total Short-Term Securities — 0 .2%
(Cost: $ 3,329,894 ) ............................... 3,329,894
Total Investments — 100 .0%
(Cost: $ 1,810,481,990 ) ............................ 1,946,485,811
Liabilities in Excess of Other Assets — (0.0) % ............. (389,844)
Net Assets — 100.0% ...............................
$ 1,946,095,967
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Select U.S. REIT ETF (Formerly, iShares
®
Cohen & Steers REIT ETF)
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 9,052
(b)
$ — $ (9,052) $ — $ — — $ 13,694
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,174,840 1,155,054
(b)
— — — 3,329,894 3,329,894 161,851 —
$ (9,052) $ — $ 3,329,894 $ 175,545 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 79 06/20/25 $ 2,837 $ 97,459
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 97,459 $ — $ — $ — $ 97,459
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (403,517) $ — $ — $ — $ (403,517)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 203,515 $ — $ — $ — $ 203,515
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,369,390

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Select U.S. REIT ETF (Formerly, iShares
®
Cohen & Steers REIT ETF)
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,943,155,917 $ — $ — $ 1,943,155,917
Short-Term Securities
Money Market Funds ...................................... 3,329,894 — — 3,329,894
$ 1,946,485,811 $ — $ — $ 1,946,485,811
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 97,459 $ — $ — $ 97,459
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

April 30, 2025
2025
iShares Annual Financial Statements and Additional Information
6
iShares Select
U.S. REIT ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,943,155,917
Investments, at value — affiliated
(b)
.......................................................................................... 3,329,894
Cash pledged:
Futures contracts .................................................................................................... 205,000
Receivables: –
Dividends — affiliated ................................................................................................. 10,127
Variation margin on futures contracts ....................................................................................... 13,406
Other assets ......................................................................................................... 10,353
Total a ssets .........................................................................................................
1,946,724,697
LIABILITIES
Bank overdraft ........................................................................................................ 129,674
Payables: –
Investment advisory fees ............................................................................................... 499,056
Total li abilities ........................................................................................................
628,730
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 1,946,095,967
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,037,608,133
Accumulated loss ..................................................................................................... (91,512,166)
NET ASSETS ........................................................................................................
$ 1,946,095,967
NET ASSET VALUE
Shares outstanding ....................................................................................................
31,850,000
Net asset value .......................................................................................................
$ 61.10
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,807,152,096
(b)
  Investments, at cost — affiliated ................................................................................... $ 3,329,894
See notes to financial statements.

Statement of Operations
Year Ended April 30, 2025
7
Statement of Operations
See notes to financial statements.
iShares Select
U.S. REIT ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 63,021,378
Dividends — affiliated ................................................................................................ 161,851
Interest — unaffiliated ................................................................................................ 87,394
Securities lending income — affiliated — net ................................................................................ 13,694
Total investment income ................................................................................................
63,284,317
EXPENSES
Investment advisory ................................................................................................. 6,648,432
Interest expense ................................................................................................... 85
Total expenses ......................................................................................................
6,648,517
Net investment income .................................................................................................
56,635,800
REALIZED AND UNREALIZED GAIN (LOSS) $ 284,740,728
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (10,942,541)
Investments — affiliated ............................................................................................ (9,052)
Futures contracts ................................................................................................. (403,517)
In-kind redemptions — unaffiliated
(a)
.................................................................................... 82,573,035
71,217,925
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 213,319,289
Futures contracts ................................................................................................. 203,515
213,522,804
Net realized and unrealized gain ..........................................................................................
284,740,729
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 341,376,529
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2025
iShares Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Select U.S. REIT ETF
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 56,635,800 $ 64,858,742
Net realized gain (loss) .............................................................................. 71,217,925 (27,304,214)
Net change in unrealized appreciation (depreciation) .......................................................... 213,522,804 (87,688,124)
Net increase (decrease) in net assets resulting from operations .....................................................
341,376,529 (50,133,596)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(54,203,831) (61,558,964)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(269,448,941) (237,068,222)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 17,723,757 (348,760,782)
Beginning of year ....................................................................................
1,928,372,210 2,277,132,992
End of year ........................................................................................
$ 1,946,095,967 $ 1,928,372,210
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Select U.S. REIT ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 53.20  $ 55.74  $ 68.41  $ 62.62  $ 49.68
Net investment income
(b)
........................................
1 .67  1 .70  1 .62  1 .01  1 .15
Net realized and unrealized gain (loss)
(c)
..............................
7.83  (2.63) (12.80) 6.10  13.04
Net increase (decrease) from investment operations ....................... 9.50  (0.93) (11.18) 7.11  14.19
Distributions from net investment income
(d)
........................... (1.60) (1.61) (1.49) (1.32) (1.25)
Net asset value, end of year ...................................... $ 61.10  $ 53.20  $ 55.74  $ 68.41  $ 62.62
Total Return
(e)
Based on net asset value ......................................... 17.84% (1.70)% (16.31)% 11.33% 29.11%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.32% 0.33% 0.33% 0.32% 0.33%
Net investment income ...........................................
2.74% 3.10% 2.77% 1.46% 2.15%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,946,096  $ 1,928,372  $ 2,277,133  $ 2,753,437  $ 2,257,332
Portfolio turnover rate
(g)
........................................... 17% 16% 12% 11% 27%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2025
iShares Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
Select U.S. REIT
(a)
.................................................................................................... Non-diversified
(a)
Formerly the iShares Cohen & Steers REIT ETF.

Notes to Financial Statements
(continued)
11
Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
12
a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.350000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.332500
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.315875
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.300081
Over $ 281 billion .................................................................................................. 0.285077

Notes to Financial Statements
(continued)
13
Notes to Financial Statements
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended April
30, 2025, the Fund paid BTC $5,683 for securities lending agent services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2025, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Select U.S. REIT ...................................................................... $ 29,874,773 $ 5,426,678 $ (530,027)
iShares ETF Purchases Sales
Select U.S. REIT ...................................................................................... $ 394,631,633 $ 357,103,036
iShares ETF
In-kind
Purchases
In-kind
Sales
Select U.S. REIT ...................................................................................... $ 65,089,966 $ 333,890,376
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Select U.S. REIT ........................................................................... $ 82,309,078 $ (82,309,078)
iShares ETF
Year Ended
04/30/25
Year Ended
04/30/24
Select U.S. REIT
Ordinary income ...................................................................................... $ 54,203,831 $ 61,558,964

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information
14
As of April 30, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and undistributed capital gains from underlying REIT investments.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Select U.S. REIT ......................................................... $ 11,035,105 $ (226,614,810) $ 124,067,539 $ (91,512,166)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Select U.S. REIT .................................................. $ 1,822,365,835 $ 283,887,916 $ (159,767,940) $ 124,119,976

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/25
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
Select U.S. REIT
Shares sold 1,050,000 $ 65,379,455 1,800,000 $ 99,473,083
Shares redeemed
(5,450,000) (334,828,396) (6,400,000) (336,541,305)
(4,400,000) $ (269,448,941) (4,600,000) $ (237,068,222)

Report of Independent Registered Public Accounting Firm
2025
iShares Annual Financial Statements and Additional Information
16
To the Board of Trustees of
iShares Trust and Shareholders of iShares Select U.S. REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Select U.S. REIT ETF (one of the funds constituting
iShares Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April
30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
17
Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
iShares ETF
Qualified Dividend
Income
Select U.S. REIT ................................................................................................... $ 1,211,630
iShares ETF
Qualified Business
Income
Select U.S. REIT ................................................................................................... $ 55,811,125

Additional Information
2025
iShares Annual Financial Statements and Additional Information
18
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Cohen
& Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2025
2025 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Table of Contents
Page

Schedule of Investments
April 30, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................. 6,543 $ 4,012,822
Curtiss-Wright Corp. ................... 3,434 1,184,352
GE Aerospace ....................... 60,869 12,267,538
HEICO Corp. ....................... 3,815 956,650
HEICO Corp. , Class A .................. 6,923 1,391,038
Howmet Aerospace, Inc. ................ 36,015 4,990,959
L3Harris Technologies, Inc. .............. 7,269 1,599,325
Textron, Inc. ........................ 7,006 493,012
TransDigm Group, Inc. ................. 5,040 7,121,873
34,017,569
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 10,132 578,132
Automobiles — 3.1%
Tesla, Inc.
(a)
......................... 252,104 71,133,665
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ...... 941 1,674,171
Beverages — 0.3%
Brown-Forman Corp. , Class A ............ 2,074 71,781
Brown-Forman Corp. , Class B, NVS ........ 13,368 465,741
Constellation Brands, Inc. , Class A ......... 6,417 1,203,444
Keurig Dr Pepper, Inc. ................. 32,709 1,131,404
Monster Beverage Corp.
(a)
............... 61,679 3,708,142
6,580,512
Biotechnology — 0.9%
(a)
Alnylam Pharmaceuticals, Inc. ............ 11,603 3,054,374
BioMarin Pharmaceutical, Inc. ............ 9,996 636,645
Exact Sciences Corp. .................. 16,545 755,114
Incyte Corp. ........................ 14,759 924,799
Natera, Inc. ......................... 11,430 1,725,130
Neurocrine Biosciences, Inc. ............. 9,030 972,440
Sarepta Therapeutics, Inc.
(b)
............. 8,207 512,117
Summit Therapeutics, Inc.
(b)
.............. 5,192 125,231
United Therapeutics Corp. ............... 2,511 761,059
Vaxcyte, Inc.
(b)
....................... 9,873 353,848
Vertex Pharmaceuticals, Inc. ............. 23,194 11,817,343
21,638,100
Broadline Retail — 7.5%
Amazon.com, Inc.
(a)
................... 862,142 158,996,228
Coupang, Inc. , Class A
(a)
................ 57,038 1,332,978
eBay, Inc. .......................... 18,250 1,243,920
MercadoLibre, Inc.
(a) (b)
.................. 4,397 10,248,747
171,821,873
Building Products — 0.5%
Advanced Drainage Systems, Inc. ......... 6,349 720,548
Allegion plc ......................... 5,101 710,059
Carlisle Cos., Inc. .................... 4,170 1,582,432
Johnson Controls International plc ......... 25,554 2,143,981
Lennox International, Inc. ............... 2,862 1,564,798
Masco Corp. ........................ 7,732 468,636
Trane Technologies plc ................. 13,384 5,130,221
12,320,675
Capital Markets — 2.6%
Ameriprise Financial, Inc. ............... 6,018 2,834,598
Ares Management Corp. , Class A .......... 16,666 2,542,065
Bank of New York Mellon Corp. (The) ....... 26,118 2,100,148
Blackstone, Inc. , Class A ................ 47,897 6,308,514
Blue Owl Capital, Inc. , Class A ............ 44,755 829,310
Coinbase Global, Inc. , Class A
(a)
........... 18,657 3,785,319
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. ........... 3,418 $ 1,477,328
Interactive Brokers Group, Inc. , Class A ...... 9,574 1,645,292
Intercontinental Exchange, Inc. ........... 19,744 3,316,400
Jefferies Financial Group, Inc. ............ 9,854 460,478
KKR & Co., Inc. ...................... 38,275 4,373,684
LPL Financial Holdings, Inc. .............. 7,203 2,303,447
Moody's Corp. ....................... 14,175 6,422,976
Morningstar, Inc. ..................... 2,387 679,627
MSCI, Inc. ......................... 7,124 3,883,364
Nasdaq, Inc. ........................ 20,982 1,599,038
Raymond James Financial, Inc. ........... 10,864 1,488,803
Robinhood Markets, Inc. , Class A
(a)
......... 46,136 2,265,739
S&P Global, Inc. ..................... 18,228 9,114,911
Tradeweb Markets, Inc. , Class A ........... 10,441 1,443,990
58,875,031
Chemicals — 0.8%
Celanese Corp. ...................... 3,350 149,109
Corteva, Inc. ........................ 26,612 1,649,678
Dow, Inc. .......................... 24,744 756,919
DuPont de Nemours, Inc. ............... 16,482 1,087,647
Ecolab, Inc. ........................ 15,522 3,902,696
Linde plc .......................... 11,913 5,399,329
PPG Industries, Inc. ................... 7,605 827,880
RPM International, Inc. ................. 7,742 826,459
Sherwin-Williams Co. (The) .............. 11,583 4,087,872
18,687,589
Commercial Services & Supplies — 0.9%
Cintas Corp. ........................ 31,189 6,602,088
Clean Harbors, Inc.
(a)
.................. 4,584 980,701
Copart, Inc.
(a)
....................... 78,594 4,796,592
Republic Services, Inc. ................. 7,575 1,899,431
Rollins, Inc. ......................... 26,501 1,514,002
Tetra Tech, Inc. ...................... 23,875 744,661
Veralto Corp. ........................ 10,558 1,012,512
Waste Management, Inc. ................ 15,013 3,503,434
21,053,421
Communications Equipment — 0.5%
Arista Networks, Inc.
(a)
................. 92,947 7,646,750
F5, Inc.
(a)
.......................... 2,410 638,023
Motorola Solutions, Inc. ................ 8,534 3,758,288
12,043,061
Construction & Engineering — 0.3%
AECOM ........................... 8,665 854,802
Comfort Systems USA, Inc. .............. 3,212 1,276,931
EMCOR Group, Inc. ................... 4,240 1,698,968
Quanta Services, Inc. .................. 13,181 3,857,947
7,688,648
Construction Materials — 0.3%
Martin Marietta Materials, Inc. ............ 5,559 2,912,805
Vulcan Materials Co. .................. 11,958 3,136,942
6,049,747
Consumer Finance — 0.4%
American Express Co. ................. 23,595 6,285,944
Discover Financial Services .............. 13,396 2,447,047
Synchrony Financial ................... 15,325 796,134
9,529,125
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ............. 3,352 1,550,602
Costco Wholesale Corp. ................ 22,375 22,251,937
Performance Food Group Co.
(a)
........... 8,886 716,745

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
............ 9,025 $ 1,543,275
Sysco Corp. ........................ 17,247 1,231,436
US Foods Holding Corp.
(a)
............... 13,749 902,759
28,196,754
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 4,014 686,835
Ball Corp. .......................... 15,055 781,957
1,468,792
Distributors — 0.0%
Pool Corp. ......................... 1,398 409,810
Diversified Consumer Services — 0.0%
Service Corp. International .............. 6,125 489,387
Electric Utilities — 0.2%
Constellation Energy Corp. .............. 12,640 2,824,281
PG&E Corp. ........................ 86,313 1,425,891
4,250,172
Electrical Equipment — 1.0%
AMETEK, Inc. ....................... 20,734 3,516,072
Eaton Corp. plc ...................... 20,834 6,132,904
GE Vernova, Inc. ..................... 15,078 5,591,224
Hubbell, Inc. ........................ 4,818 1,749,801
nVent Electric plc ..................... 14,866 816,292
Regal Rexnord Corp. .................. 2,215 234,436
Rockwell Automation, Inc. ............... 5,192 1,285,954
Vertiv Holdings Co. , Class A ............. 32,736 2,795,000
22,121,683
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 71,559 5,506,465
CDW Corp. ......................... 4,560 732,154
Coherent Corp.
(a)
..................... 13,485 867,355
Corning, Inc. ........................ 37,091 1,646,099
Flex Ltd.
(a)
.......................... 14,357 493,019
Jabil, Inc. .......................... 4,015 588,438
Keysight Technologies, Inc.
(a)
............. 5,421 788,213
TE Connectivity plc ................... 12,031 1,761,098
Teledyne Technologies, Inc.
(a)
............. 2,318 1,080,258
Trimble, Inc.
(a)
....................... 15,880 986,783
Zebra Technologies Corp. , Class A
(a)
........ 3,461 866,358
15,316,240
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 53,163 1,881,970
Entertainment — 2.6%
Electronic Arts, Inc. ................... 15,157 2,199,129
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,010 161,905
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 18,891 1,675,065
Live Nation Entertainment, Inc.
(a) (b)
......... 13,334 1,766,088
Netflix, Inc.
(a)
........................ 38,505 43,576,879
ROBLOX Corp. , Class A
(a)
............... 49,182 3,297,653
Take-Two Interactive Software, Inc.
(a)
........ 14,671 3,423,038
Walt Disney Co. (The) ................. 48,949 4,451,912
60,551,669
Financial Services — 4.8%
Apollo Global Management, Inc. ........... 17,882 2,440,535
Block, Inc. , Class A
(a)
.................. 50,368 2,945,017
Corpay, Inc.
(a)
....................... 4,552 1,481,084
Fidelity National Information Services, Inc. .... 30,733 2,424,219
Fiserv, Inc.
(a)
........................ 22,908 4,228,130
Security
Shares
Shares Value
Financial Services (continued)
Global Payments, Inc. ................. 7,890 $ 602,086
Jack Henry & Associates, Inc. ............ 6,560 1,137,701
Mastercard, Inc. , Class A ................ 72,948 39,979,881
Toast, Inc. , Class A
(a)
.................. 43,664 1,553,565
Visa, Inc. , Class A .................... 155,263 53,643,366
110,435,584
Food Products — 0.1%
Hershey Co. (The) .................... 4,549 760,547
Lamb Weston Holdings, Inc. ............. 4,629 244,458
McCormick & Co., Inc. (Non-Voting) , NVS .... 13,278 1,017,891
Tyson Foods, Inc. , Class A .............. 8,861 542,648
2,565,544
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc. .......... 3,598 469,827
Norfolk Southern Corp. ................. 10,481 2,348,268
Old Dominion Freight Line, Inc. ........... 16,745 2,566,674
Saia, Inc.
(a) (b)
........................ 2,382 581,208
Uber Technologies, Inc.
(a)
............... 189,311 15,336,084
U-Haul Holding Co. , NVS ............... 4,097 224,515
U-Haul Holding Co.
(a) (b)
................. 435 26,705
XPO, Inc.
(a) (b)
........................ 10,434 1,107,256
22,660,537
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.
(a)
................. 2,921 506,209
Boston Scientific Corp.
(a)
................ 88,266 9,079,923
Cooper Cos., Inc. (The)
(a)
............... 13,773 1,124,841
Dexcom, Inc.
(a)
...................... 35,124 2,507,151
Edwards Lifesciences Corp.
(a)
............ 52,711 3,979,153
GE HealthCare Technologies, Inc. ......... 12,590 885,455
IDEXX Laboratories, Inc.
(a)
............... 7,413 3,207,235
Insulet Corp.
(a)
....................... 6,277 1,583,624
Intuitive Surgical, Inc.
(a) (b)
................ 31,932 16,470,526
ResMed, Inc. ....................... 13,233 3,130,796
STERIS plc ......................... 8,887 1,997,264
Stryker Corp. ....................... 17,718 6,625,115
51,097,292
Health Care Providers & Services — 0.3%
Cencora, Inc. ....................... 8,881 2,599,202
DaVita, Inc.
(a)
........................ 2,326 329,246
McKesson Corp. ..................... 2,804 1,998,663
Molina Healthcare, Inc.
(a)
................ 2,600 850,226
Tenet Healthcare Corp.
(a)
................ 5,574 796,803
Universal Health Services, Inc. , Class B ..... 3,126 553,521
7,127,661
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 7,386 536,667
Ventas, Inc. ........................ 18,417 1,290,663
Welltower, Inc. ....................... 39,574 6,038,597
7,865,927
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 13,308 3,109,947
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. , Class A
(a)
.................. 37,598 4,583,948
Booking Holdings, Inc. ................. 1,885 9,612,143
Cava Group, Inc.
(a) (b)
................... 6,357 587,577
Chipotle Mexican Grill, Inc.
(a)
............. 122,230 6,175,059
Darden Restaurants, Inc. ............... 4,321 866,965
Domino's Pizza, Inc. ................... 3,130 1,534,858
DoorDash, Inc. , Class A
(a)
............... 32,102 6,192,155
DraftKings, Inc. , Class A
(a)
............... 42,861 1,426,843

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc. ................... 6,004 $ 942,208
Flutter Entertainment plc
(a)
............... 14,328 3,452,905
Hilton Worldwide Holdings, Inc. ........... 21,515 4,851,202
Las Vegas Sands Corp. ................ 34,147 1,252,170
Marriott International, Inc. , Class A ......... 5,777 1,378,277
McDonald's Corp. .................... 17,964 5,742,193
Royal Caribbean Cruises Ltd. ............ 22,198 4,770,572
Starbucks Corp. ...................... 35,439 2,836,892
Texas Roadhouse, Inc. ................. 6,009 997,254
Yum! Brands, Inc. .................... 25,232 3,795,902
60,999,123
Household Durables — 0.2%
Garmin Ltd. ......................... 10,253 1,915,978
NVR, Inc.
(a)
......................... 148 1,054,611
PulteGroup, Inc. ..................... 7,086 726,882
Toll Brothers, Inc. ..................... 3,811 384,416
4,081,887
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 22,184 2,203,759
Clorox Co. (The) ..................... 4,337 617,155
Colgate-Palmolive Co. ................. 27,855 2,567,952
Kimberly-Clark Corp. .................. 12,273 1,617,336
7,006,202
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ........................ 30,406 3,941,530
Industrial REITs — 0.0%
Lineage, Inc.
(b)
....................... 3,211 154,867
Insurance — 1.6%
Allstate Corp. (The) ................... 10,430 2,069,208
Aon plc , Class A ..................... 9,295 3,297,773
Arthur J Gallagher & Co. ................ 22,324 7,159,084
Brown & Brown, Inc. ................... 22,016 2,434,970
Cincinnati Financial Corp. ............... 6,950 967,509
Erie Indemnity Co. , Class A, NVS .......... 2,265 812,274
Markel Group, Inc.
(a)
................... 707 1,285,750
Marsh & McLennan Cos., Inc. ............ 15,100 3,404,597
Progressive Corp. (The) ................ 36,575 10,304,640
Travelers Cos., Inc. (The) ............... 9,808 2,590,587
Willis Towers Watson plc ................ 5,141 1,582,400
WR Berkley Corp. .................... 17,084 1,224,752
37,133,544
Interactive Media & Services — 8.9%
Alphabet, Inc. , Class A ................. 311,887 49,527,656
Alphabet, Inc. , Class C, NVS ............. 273,940 44,074,206
Meta Platforms, Inc. , Class A ............. 197,284 108,308,916
Pinterest, Inc. , Class A
(a)
................ 53,591 1,356,924
Reddit, Inc. , Class A
(a)
.................. 9,465 1,103,335
Snap, Inc. , Class A, NVS
(a) (b)
............. 97,269 774,262
205,145,299
IT Services — 1.1%
Accenture plc , Class A ................. 19,613 5,867,229
Akamai Technologies, Inc.
(a)
.............. 4,751 382,836
Cloudflare, Inc. , Class A
(a)
............... 27,711 3,346,935
Gartner, Inc.
(a)
....................... 6,894 2,902,925
GoDaddy, Inc. , Class A
(a)
................ 12,049 2,269,188
MongoDB, Inc. , Class A
(a)
............... 6,987 1,202,952
Okta, Inc. , Class A
(a)
................... 14,472 1,623,179
Snowflake, Inc. , Class A
(a)
............... 28,990 4,623,615
Twilio, Inc. , Class A
(a)
.................. 8,391 811,494
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(a)
...................... 7,508 $ 2,118,157
25,148,510
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. ............... 14,773 1,589,575
Avantor, Inc.
(a) (b)
...................... 32,568 423,058
Bio-Techne Corp. ..................... 14,230 716,480
Illumina, Inc.
(a)
....................... 14,273 1,107,585
IQVIA Holdings, Inc.
(a)
.................. 8,736 1,354,692
Mettler-Toledo International, Inc.
(a)
......... 1,917 2,052,283
Revvity, Inc. ........................ 5,552 518,723
Thermo Fisher Scientific, Inc. ............. 10,860 4,658,940
Waters Corp.
(a)
...................... 3,357 1,167,330
West Pharmaceutical Services, Inc. ........ 4,128 872,205
14,460,871
Machinery — 1.2%
Caterpillar, Inc. ...................... 11,171 3,454,855
Cummins, Inc. ....................... 5,425 1,594,082
Dover Corp. ........................ 8,468 1,445,064
Fortive Corp. ........................ 19,613 1,366,830
Graco, Inc. ......................... 15,162 1,237,371
IDEX Corp. ......................... 6,792 1,181,604
Ingersoll Rand, Inc. ................... 36,380 2,744,144
Nordson Corp. ....................... 4,601 872,212
Otis Worldwide Corp. .................. 22,637 2,179,264
Parker-Hannifin Corp. .................. 5,720 3,460,943
Pentair plc ......................... 11,447 1,038,586
Snap-on, Inc. ....................... 1,967 617,264
Stanley Black & Decker, Inc. ............. 5,457 327,529
Westinghouse Air Brake Technologies Corp. ... 15,387 2,842,595
Xylem, Inc. ......................... 21,683 2,614,319
26,976,662
Media — 0.1%
News Corp. , Class A, NVS .............. 23,850 646,812
News Corp. , Class B .................. 6,585 206,901
Trade Desk, Inc. (The) , Class A
(a)
.......... 40,096 2,150,348
3,004,061
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. ................ 62,308 2,244,957
Multi-Utilities — 0.2%
CMS Energy Corp. .................... 10,314 759,626
Dominion Energy, Inc. .................. 43,148 2,346,388
Public Service Enterprise Group, Inc. ....... 19,034 1,521,388
4,627,402
Oil, Gas & Consumable Fuels — 0.4%
Hess Corp. ......................... 25,054 3,233,219
Targa Resources Corp. ................. 19,475 3,328,277
Texas Pacific Land Corp. ................ 1,740 2,242,634
8,804,130
Passenger Airlines — 0.0%
Delta Air Lines, Inc. ................... 20,880 869,234
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ...... 10,754 644,810
Pharmaceuticals — 3.3%
Eli Lilly & Co. ....................... 72,151 64,860,142
Merck & Co., Inc. ..................... 82,122 6,996,794
Zoetis, Inc. , Class A ................... 23,703 3,707,149
75,564,085

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 1.0%
Automatic Data Processing, Inc. ........... 16,353 $ 4,915,712
Booz Allen Hamilton Holding Corp. ......... 11,542 1,385,271
Broadridge Financial Solutions, Inc. ........ 10,550 2,557,320
Equifax, Inc. ........................ 11,083 2,883,021
Jacobs Solutions, Inc. .................. 7,381 913,768
Leidos Holdings, Inc. .................. 8,478 1,247,792
Paychex, Inc. ....................... 19,227 2,828,676
Paycom Software, Inc. ................. 4,564 1,033,244
SS&C Technologies Holdings, Inc. ......... 8,092 611,755
TransUnion ......................... 17,418 1,444,997
Verisk Analytics, Inc. ................... 12,852 3,809,718
23,631,274
Real Estate Management & Development — 0.3%
(a)
CBRE Group, Inc. , Class A .............. 19,807 2,420,019
CoStar Group, Inc. .................... 37,591 2,788,125
Jones Lang LaSalle, Inc. ................ 2,403 546,466
Zillow Group, Inc. , Class A
(b)
............. 2,138 141,065
Zillow Group, Inc. , Class C, NVS .......... 6,357 428,017
6,323,692
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 16,717 625,049
AvalonBay Communities, Inc. ............ 6,998 1,469,440
Camden Property Trust ................. 4,500 512,100
Equity LifeStyle Properties, Inc. ........... 9,989 647,087
Equity Residential .................... 11,697 821,831
Essex Property Trust, Inc. ............... 2,892 807,302
Invitation Homes, Inc. .................. 25,398 868,358
Mid-America Apartment Communities, Inc. .... 3,562 568,673
Sun Communities, Inc. ................. 5,207 647,907
UDR, Inc. .......................... 10,713 448,660
7,416,407
Retail REITs — 0.1%
Realty Income Corp. ................... 30,050 1,738,693
Regency Centers Corp. ................ 7,064 509,880
2,248,573
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.
(a)
........... 145,898 14,203,170
Applied Materials, Inc. ................. 22,803 3,436,640
Astera Labs, Inc.
(a)
.................... 2,390 156,091
Broadcom, Inc. ...................... 271,207 52,199,211
Enphase Energy, Inc.
(a)
................. 12,293 548,145
Entegris, Inc.
(b)
...................... 13,489 1,067,250
First Solar, Inc.
(a)
..................... 9,165 1,153,140
KLA Corp. .......................... 7,010 4,925,857
Lam Research Corp. .................. 50,028 3,585,507
Marvell Technology, Inc. ................ 77,677 4,534,007
Microchip Technology, Inc. ............... 16,439 757,509
Monolithic Power Systems, Inc. ........... 4,191 2,485,682
NVIDIA Corp. ....................... 2,125,767 231,538,542
ON Semiconductor Corp.
(a)
.............. 12,593 499,942
Teradyne, Inc. ....................... 14,644 1,086,731
322,177,424
Software — 20.1%
Adobe, Inc.
(a)
........................ 22,857 8,570,918
ANSYS, Inc.
(a)
....................... 7,821 2,517,424
AppLovin Corp. , Class A
(a)
............... 20,988 5,652,278
Atlassian Corp. , Class A
(a)
............... 14,636 3,341,545
Autodesk, Inc.
(a)
...................... 19,315 5,297,139
Bentley Systems, Inc. , Class B ............ 12,055 518,244
Cadence Design Systems, Inc.
(a)
.......... 24,734 7,364,301
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 20,740 8,894,764
Datadog, Inc. , Class A
(a)
................ 28,060 2,866,610
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(a)
..................... 18,278 $ 1,494,227
Dynatrace, Inc.
(a)
..................... 24,866 1,167,956
Fair Isaac Corp.
(a)
..................... 2,140 4,257,915
Fortinet, Inc.
(a)
....................... 58,593 6,079,610
Gen Digital, Inc. ...................... 29,721 768,882
Guidewire Software, Inc.
(a)
............... 7,501 1,535,980
HubSpot, Inc.
(a)
...................... 4,485 2,742,578
Intuit, Inc. .......................... 25,211 15,819,146
Manhattan Associates, Inc.
(a)
............. 5,522 979,548
Microsoft Corp. ...................... 669,817 264,751,867
MicroStrategy, Inc. , Class A
(a) (b)
............ 15,495 5,889,804
Nutanix, Inc. , Class A
(a)
................. 22,445 1,541,972
Oracle Corp. ........................ 88,233 12,416,148
Palantir Technologies, Inc. , Class A
(a) (b)
...... 194,550 23,042,502
Palo Alto Networks, Inc.
(a)
............... 59,023 11,033,169
PTC, Inc.
(a)
......................... 10,721 1,661,433
Roper Technologies, Inc. ................ 9,576 5,363,326
Salesforce, Inc. ...................... 83,368 22,401,815
ServiceNow, Inc.
(a)
.................... 18,609 17,771,781
Synopsys, Inc.
(a)
..................... 13,928 6,393,091
Tyler Technologies, Inc.
(a)
............... 3,780 2,053,674
Workday, Inc. , Class A
(a)
................ 19,061 4,669,945
Zscaler, Inc.
(a)
....................... 8,632 1,952,299
460,811,891
Specialized REITs — 0.6%
Digital Realty Trust, Inc. ................ 15,242 2,446,951
Equinix, Inc. ........................ 5,233 4,504,305
Extra Space Storage, Inc. ............... 8,104 1,187,398
Iron Mountain, Inc. .................... 15,695 1,407,370
Public Storage ....................... 5,651 1,697,730
SBA Communications Corp. ............. 9,703 2,361,710
13,605,464
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
..................... 1,524 5,734,202
Burlington Stores, Inc.
(a)
................ 5,717 1,286,554
CarMax, Inc.
(a) (b)
...................... 6,278 405,998
Carvana Co. , Class A
(a)
................. 10,699 2,614,301
Dick's Sporting Goods, Inc. .............. 1,952 366,468
Floor & Decor Holdings, Inc. , Class A
(a)
...... 9,563 683,181
O'Reilly Automotive, Inc.
(a)
............... 1,716 2,428,483
Ross Stores, Inc. ..................... 29,123 4,048,097
TJX Cos., Inc. (The) ................... 42,429 5,459,764
Tractor Supply Co. .................... 26,226 1,327,560
Ulta Beauty, Inc.
(a)
.................... 1,959 775,059
Williams-Sonoma, Inc. ................. 6,068 937,324
26,066,991
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc. ......................... 597,629 126,996,163
Dell Technologies, Inc. , Class C ........... 11,370 1,043,311
NetApp, Inc. ........................ 8,321 746,810
Pure Storage, Inc. , Class A
(a)
............. 27,634 1,253,478
Super Micro Computer, Inc.
(a) (b)
............ 44,921 1,431,183
131,470,945
Textiles, Apparel & Luxury Goods — 0.2%
(a)
Deckers Outdoor Corp. ................. 13,859 1,535,993
Lululemon Athletica, Inc. ................ 9,656 2,614,555
4,150,548
Trading Companies & Distributors — 0.7%
Fastenal Co. ........................ 51,448 4,165,744
Ferguson Enterprises, Inc. ............... 10,748 1,823,506
FTAI Aviation Ltd. ..................... 8,916 954,993
United Rentals, Inc. ................... 4,027 2,542,849

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ........................ 3,133 $ 1,440,679
WW Grainger, Inc. .................... 4,013 4,110,556
15,038,327
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 10,095 1,484,066
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 17,541 4,331,750
Total Long-Term Investments — 99 .8%
(Cost: $ 1,584,536,388 ) ............................ 2,292,804,814
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 33,377,662 $ 33,391,014
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 3,089,324 3,089,324
Total Short-Term Securities — 1 .6%
(Cost: $ 36,477,626 ) ............................... 36,480,338
Total Investments — 101 .4%
(Cost: $ 1,621,014,014 ) ............................ 2,329,285,152
Liabilities in Excess of Other Assets — (1.4) % ............. (32,835,224)
Net Assets — 100.0% ...............................
$ 2,296,449,928
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 44,630,783 $ — $ (11,251,098)
(a)
$ 10,592 $ 737 $ 33,391,014 33,377,662 $ 44,766
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,669,839 — (1,580,515)
(a)
— — 3,089,324 3,089,324 209,012 —
$ 10,592 $ 737 $ 36,480,338 $ 253,778 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 17 06/20/25 $ 3,157 $ 8,166

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 8,166 $ — $ — $ — $ 8,166
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 357,764 $ — $ — $ — $ 357,764
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 205,103 $ — $ — $ — $ 205,103
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,967,004
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,292,804,814 $ — $ — $ 2,292,804,814
Short-Term Securities
Money Market Funds ...................................... 36,480,338 — — 36,480,338
$ 2,329,285,152 $ — $ — $ 2,329,285,152
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,166 $ — $ — $ 8,166
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
................. 6,811 $ 4,177,186
Curtiss-Wright Corp. ................... 3,610 1,245,053
HEICO Corp.
(b)
...................... 3,979 997,774
HEICO Corp. , Class A .................. 7,223 1,451,317
Howmet Aerospace, Inc. ................ 37,506 5,197,582
L3Harris Technologies, Inc. .............. 17,726 3,900,075
Textron, Inc. ........................ 17,865 1,257,160
18,226,147
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc. ... 13,149 1,445,207
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 22,572 1,287,958
Automobiles — 0.8%
Ford Motor Co. ...................... 369,303 3,696,723
General Motors Co. ................... 93,262 4,219,173
7,915,896
Banks — 1.9%
Citizens Financial Group, Inc. ............ 41,212 1,520,311
East West Bancorp, Inc. ................ 13,028 1,114,545
Fifth Third Bancorp ................... 63,681 2,288,695
First Citizens BancShares, Inc. , Class A ...... 978 1,739,999
Huntington Bancshares, Inc. ............. 135,270 1,965,473
KeyCorp ........................... 93,276 1,384,216
M&T Bank Corp. ..................... 15,562 2,641,805
Regions Financial Corp. ................ 86,014 1,755,546
Truist Financial Corp. .................. 122,351 4,690,937
19,101,527
Beverages — 1.1%
Brown-Forman Corp. , Class A ............ 4,620 159,898
Brown-Forman Corp. , Class B, NVS ........ 28,026 976,426
Constellation Brands, Inc. , Class A ......... 14,478 2,715,204
Keurig Dr Pepper, Inc. ................. 102,155 3,533,542
Monster Beverage Corp.
(a)
............... 64,236 3,861,868
11,246,938
Biotechnology — 1.4%
(a)
Alnylam Pharmaceuticals, Inc. ............ 12,110 3,187,836
Biogen, Inc. ........................ 13,603 1,647,051
BioMarin Pharmaceutical, Inc. ............ 17,718 1,128,459
Exact Sciences Corp. .................. 17,380 793,223
Incyte Corp. ........................ 15,485 970,290
Moderna, Inc.
(b)
...................... 31,644 903,120
Natera, Inc.
(b)
....................... 11,899 1,795,916
Neurocrine Biosciences, Inc. ............. 9,447 1,017,347
Sarepta Therapeutics, Inc. ............... 8,622 538,013
Summit Therapeutics, Inc.
(b)
.............. 10,637 256,565
United Therapeutics Corp. ............... 3,596 1,089,912
Vaxcyte, Inc.
(b)
....................... 10,384 372,163
13,699,895
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
................ 112,231 2,622,839
eBay, Inc. .......................... 45,076 3,072,380
5,695,219
Building Products — 1.4%
Advanced Drainage Systems, Inc. ......... 6,699 760,270
Allegion plc ......................... 8,272 1,151,462
Builders FirstSource, Inc.
(a)
.............. 10,804 1,292,483
Carlisle Cos., Inc. .................... 4,359 1,654,153
Johnson Controls International plc ......... 61,938 5,196,598
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. ............... 2,986 $ 1,632,596
Masco Corp. ........................ 20,702 1,254,748
Owens Corning ...................... 8,114 1,179,857
14,122,167
Capital Markets — 4.4%
Ameriprise Financial, Inc. ............... 9,089 4,281,101
Ares Management Corp. , Class A .......... 17,396 2,653,412
Bank of New York Mellon Corp. (The) ....... 67,201 5,403,632
Blue Owl Capital, Inc. , Class A ............ 47,111 872,967
Carlyle Group, Inc. (The) ................ 20,205 780,721
Coinbase Global, Inc. , Class A
(a)
........... 19,423 3,940,732
FactSet Research Systems, Inc. ........... 3,568 1,542,161
Interactive Brokers Group, Inc. , Class A ...... 9,993 1,717,297
Jefferies Financial Group, Inc. ............ 15,401 719,689
LPL Financial Holdings, Inc. .............. 7,502 2,399,065
Morningstar, Inc. ..................... 2,512 715,217
MSCI, Inc. ......................... 7,418 4,043,626
Nasdaq, Inc. ........................ 36,290 2,765,661
Northern Trust Corp. ................... 18,578 1,745,960
Raymond James Financial, Inc. ........... 17,248 2,363,666
Robinhood Markets, Inc. , Class A
(a)
......... 48,175 2,365,874
State Street Corp. .................... 27,481 2,421,076
T. Rowe Price Group, Inc. ............... 20,409 1,807,217
Tradeweb Markets, Inc. , Class A ........... 10,870 1,503,321
44,042,395
Chemicals — 1.9%
Albemarle Corp. ..................... 10,986 643,230
Celanese Corp. ...................... 10,342 460,322
CF Industries Holdings, Inc. .............. 16,340 1,280,566
Corteva, Inc. ........................ 64,259 3,983,415
Dow, Inc. .......................... 65,838 2,013,985
DuPont de Nemours, Inc. ............... 39,269 2,591,361
Eastman Chemical Co. ................. 11,146 858,242
International Flavors & Fragrances, Inc. ...... 23,880 1,873,625
LyondellBasell Industries NV , Class A ....... 24,252 1,411,709
PPG Industries, Inc. ................... 22,139 2,410,052
RPM International, Inc. ................. 12,072 1,288,686
Westlake Corp. ...................... 3,187 294,574
19,109,767
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.
(a)
.................. 4,782 1,023,061
Copart, Inc.
(a)
....................... 81,882 4,997,258
Rollins, Inc. ......................... 27,627 1,578,331
Tetra Tech, Inc. ...................... 25,046 781,185
Veralto Corp. ........................ 22,205 2,129,459
10,509,294
Communications Equipment — 0.3%
F5, Inc.
(a)
.......................... 5,483 1,451,569
Juniper Networks, Inc. ................. 30,564 1,110,085
2,561,654
Construction & Engineering — 0.9%
AECOM ........................... 12,835 1,266,173
Comfort Systems USA, Inc. .............. 3,350 1,331,792
EMCOR Group, Inc. ................... 4,421 1,771,495
Quanta Services, Inc. .................. 13,649 3,994,926
8,364,386
Construction Materials — 0.6%
Martin Marietta Materials, Inc. ............ 5,791 3,034,368
Vulcan Materials Co. .................. 12,454 3,267,058
6,301,426

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.3%
Capital One Financial Corp. .............. 35,655 $ 6,427,170
Discover Financial Services .............. 23,459 4,285,256
Synchrony Financial ................... 36,537 1,898,097
12,610,523
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc. ............. 3,508 1,622,766
Dollar General Corp. .................. 20,667 1,936,291
Dollar Tree, Inc.
(a)
..................... 19,419 1,587,892
Kroger Co. (The) ..................... 63,409 4,578,764
Performance Food Group Co.
(a)
........... 14,640 1,180,862
Sprouts Farmers Market, Inc.
(a)
............ 9,455 1,616,805
Sysco Corp. ........................ 45,903 3,277,474
US Foods Holding Corp.
(a)
............... 21,518 1,412,872
17,213,726
Containers & Packaging — 1.1%
Amcor plc .......................... 213,806 1,967,015
Avery Dennison Corp. .................. 7,525 1,287,603
Ball Corp. .......................... 27,983 1,453,437
International Paper Co. ................. 48,788 2,228,636
Packaging Corp. of America ............. 8,370 1,553,556
Smurfit WestRock plc .................. 46,927 1,971,872
10,462,119
Distributors — 0.3%
Genuine Parts Co. .................... 13,204 1,552,130
Pool Corp. ......................... 3,557 1,042,699
2,594,829
Diversified Consumer Services — 0.1%
Service Corp. International .............. 13,651 1,090,715
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 20,503 1,280,207
Electric Utilities — 3.4%
Alliant Energy Corp. ................... 24,022 1,466,303
American Electric Power Co., Inc. .......... 49,921 5,408,441
Edison International ................... 36,056 1,929,356
Entergy Corp. ....................... 39,533 3,287,960
Evergy, Inc. ......................... 21,517 1,486,825
Eversource Energy ................... 34,416 2,047,064
Exelon Corp. ........................ 93,380 4,379,522
FirstEnergy Corp. .................... 47,554 2,039,115
NRG Energy, Inc. ..................... 18,322 2,007,725
PG&E Corp. ........................ 205,405 3,393,291
PPL Corp. ......................... 69,275 2,528,537
Xcel Energy, Inc. ..................... 53,869 3,808,538
33,782,677
Electrical Equipment — 1.3%
AMETEK, Inc. ....................... 21,605 3,663,776
Hubbell, Inc. ........................ 5,017 1,822,074
nVent Electric plc ..................... 15,664 860,110
Regal Rexnord Corp. .................. 6,272 663,829
Rockwell Automation, Inc. ............... 10,768 2,667,018
Vertiv Holdings Co. , Class A ............. 33,917 2,895,833
12,572,640
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp. ......................... 12,531 2,011,977
Coherent Corp.
(a)
..................... 14,135 909,163
Corning, Inc. ........................ 72,455 3,215,553
Flex Ltd.
(a)
.......................... 36,560 1,255,470
Jabil, Inc. .......................... 9,950 1,458,272
Keysight Technologies, Inc.
(a)
............. 16,342 2,376,127
TE Connectivity plc ................... 28,117 4,115,767
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
............. 4,397 $ 2,049,134
Trimble, Inc.
(a)
....................... 22,978 1,427,853
Zebra Technologies Corp. , Class A
(a)
........ 4,823 1,207,293
20,026,609
Energy Equipment & Services — 1.0%
Baker Hughes Co. , Class A .............. 93,029 3,293,227
Halliburton Co. ...................... 83,142 1,647,874
Schlumberger NV .................... 132,345 4,400,471
9,341,572
Entertainment — 1.6%
Electronic Arts, Inc. ................... 22,315 3,237,683
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,077 167,302
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 19,744 1,750,701
Live Nation Entertainment, Inc.
(a) (b)
......... 13,930 1,845,028
ROBLOX Corp. , Class A
(a)
............... 51,314 3,440,604
Take-Two Interactive Software, Inc.
(a)
........ 15,324 3,575,396
Warner Bros Discovery, Inc.
(a)
............ 209,975 1,820,483
15,837,197
Financial Services — 1.5%
Block, Inc. , Class A
(a)
.................. 52,453 3,066,927
Corpay, Inc.
(a)
....................... 6,355 2,067,726
Equitable Holdings, Inc. ................ 26,305 1,300,782
Fidelity National Information Services, Inc. .... 50,589 3,990,460
Global Payments, Inc. ................. 23,859 1,820,680
Jack Henry & Associates, Inc. ............ 6,888 1,194,586
Toast, Inc. , Class A
(a)
.................. 45,468 1,617,752
15,058,913
Food Products — 2.1%
Archer-Daniels-Midland Co. .............. 44,765 2,137,529
Bunge Global SA ..................... 13,348 1,050,755
Campbell's Co. (The) .................. 18,876 688,219
Conagra Brands, Inc. .................. 44,757 1,105,945
General Mills, Inc. .................... 52,306 2,967,842
Hershey Co. (The) .................... 13,842 2,314,244
Hormel Foods Corp. ................... 27,400 819,260
J M Smucker Co. (The) ................. 10,003 1,163,049
Kellanova .......................... 24,671 2,042,019
Kraft Heinz Co. (The) .................. 82,812 2,409,829
Lamb Weston Holdings, Inc. ............. 13,704 723,708
McCormick & Co., Inc. (Non-Voting) , NVS .... 23,616 1,810,403
Tyson Foods, Inc. , Class A .............. 26,413 1,617,532
20,850,334
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 14,562 2,339,094
Ground Transportation — 1.1%
JB Hunt Transport Services, Inc. .......... 7,801 1,018,655
Norfolk Southern Corp. ................. 21,214 4,752,997
Old Dominion Freight Line, Inc. ........... 17,448 2,674,429
Saia, Inc.
(a)
......................... 2,510 612,440
U-Haul Holding Co. , NVS
(b)
.............. 8,898 487,610
U-Haul Holding Co.
(a) (b)
................. 735 45,122
XPO, Inc.
(a) (b)
........................ 10,933 1,160,210
10,751,463
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.
(a)
................. 7,039 1,219,859
Baxter International, Inc. ................ 47,680 1,486,186
Cooper Cos., Inc. (The)
(a)
............... 18,564 1,516,122
Dexcom, Inc.
(a)
...................... 36,581 2,611,152

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.
(a)
............ 54,895 $ 4,144,023
GE HealthCare Technologies, Inc. ......... 36,811 2,588,918
Hologic, Inc.
(a)
....................... 21,010 1,222,782
IDEXX Laboratories, Inc.
(a)
............... 7,726 3,342,654
Insulet Corp.
(a)
....................... 6,564 1,656,031
ResMed, Inc. ....................... 13,787 3,261,866
Solventum Corp.
(a)
.................... 13,089 865,445
STERIS plc ......................... 9,227 2,073,676
Zimmer Biomet Holdings, Inc. ............ 18,699 1,926,932
27,915,646
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. ................... 22,838 3,226,781
Cencora, Inc. ....................... 16,249 4,755,595
Centene Corp.
(a)
..................... 47,221 2,826,177
DaVita, Inc.
(a)
........................ 4,240 600,172
Humana, Inc. ....................... 11,268 2,954,920
Labcorp Holdings, Inc. ................. 7,964 1,919,404
Molina Healthcare, Inc.
(a)
................ 5,410 1,769,124
Quest Diagnostics, Inc. ................. 10,424 1,857,765
Tenet Healthcare Corp.
(a)
................ 9,148 1,307,707
Universal Health Services, Inc. , Class B ..... 5,633 997,435
22,215,080
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. ........ 14,596 1,060,545
Healthpeak Properties, Inc. .............. 66,276 1,182,364
Ventas, Inc. ........................ 41,010 2,873,981
5,116,890
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
........... 13,866 3,240,346
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 65,978 931,609
Hotels, Restaurants & Leisure — 4.1%
Airbnb, Inc. , Class A
(a)
.................. 39,152 4,773,412
Carnival Corp.
(a)
...................... 96,767 1,774,707
Cava Group, Inc.
(a) (b)
................... 6,704 619,651
Darden Restaurants, Inc. ............... 10,989 2,204,833
Domino's Pizza, Inc. ................... 3,259 1,598,116
DoorDash, Inc. , Class A
(a) (b)
.............. 33,426 6,447,541
DraftKings, Inc. , Class A
(a)
............... 44,613 1,485,167
Expedia Group, Inc. ................... 11,535 1,810,187
Flutter Entertainment plc
(a)
............... 14,934 3,598,945
Hilton Worldwide Holdings, Inc. ........... 22,409 5,052,781
Las Vegas Sands Corp. ................ 35,536 1,303,105
Royal Caribbean Cruises Ltd. ............ 23,129 4,970,653
Texas Roadhouse, Inc. ................. 6,259 1,038,744
Yum! Brands, Inc. .................... 26,298 3,956,271
40,634,113
Household Durables — 1.4%
DR Horton, Inc. ...................... 26,992 3,410,169
Garmin Ltd. ......................... 14,375 2,686,256
Lennar Corp. , Class A .................. 21,385 2,322,625
Lennar Corp. , Class B ................. 961 99,339
NVR, Inc.
(a)
......................... 260 1,852,695
PulteGroup, Inc. ..................... 19,231 1,972,716
Toll Brothers, Inc. ..................... 9,682 976,623
13,320,423
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 23,125 2,297,237
Clorox Co. (The) ..................... 11,606 1,651,534
Security
Shares
Shares Value
Household Products (continued)
Kimberly-Clark Corp. .................. 31,223 $ 4,114,567
8,063,338
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 67,168 671,680
Vistra Corp. ........................ 31,672 4,105,641
4,777,321
Industrial REITs — 0.0%
Lineage, Inc. ........................ 6,752 325,649
Insurance — 6.4%
Aflac, Inc. .......................... 46,390 5,041,665
Allstate Corp. (The) ................... 24,815 4,923,048
American International Group, Inc. ......... 56,755 4,626,668
Arch Capital Group Ltd. ................ 34,940 3,168,359
Arthur J Gallagher & Co. ................ 23,222 7,447,063
Brown & Brown, Inc. ................... 22,932 2,536,279
Cincinnati Financial Corp. ............... 14,526 2,022,165
Erie Indemnity Co. , Class A, NVS .......... 2,386 855,667
Everest Group Ltd. .................... 4,063 1,457,926
Fidelity National Financial, Inc. , Class A ...... 24,206 1,550,394
Hartford Insurance Group, Inc. (The) ........ 27,058 3,319,205
Loews Corp. ........................ 16,742 1,453,708
Markel Group, Inc.
(a)
................... 1,193 2,169,590
MetLife, Inc. ........................ 54,626 4,117,162
Principal Financial Group, Inc. ............ 21,927 1,625,887
Prudential Financial, Inc. ................ 33,359 3,426,303
Reinsurance Group of America, Inc. ........ 6,172 1,156,077
RenaissanceRe Holdings Ltd. ............ 4,569 1,105,378
Travelers Cos., Inc. (The) ............... 21,386 5,648,684
Unum Group ........................ 15,037 1,167,774
Willis Towers Watson plc ................ 9,433 2,903,478
WR Berkley Corp. .................... 28,883 2,070,622
63,793,102
Interactive Media & Services — 0.3%
(a)
Pinterest, Inc. , Class A ................. 55,971 1,417,186
Reddit, Inc. , Class A ................... 9,907 1,154,859
Snap, Inc. , Class A, NVS
(b)
.............. 102,069 812,469
3,384,514
IT Services — 2.5%
Akamai Technologies, Inc.
(a)
.............. 14,333 1,154,953
Cloudflare, Inc. , Class A
(a) (b)
.............. 28,858 3,485,469
Cognizant Technology Solutions Corp. , Class A . 47,038 3,460,586
Gartner, Inc.
(a)
....................... 7,184 3,025,039
GoDaddy, Inc. , Class A
(a)
................ 12,555 2,364,483
MongoDB, Inc. , Class A
(a)
............... 7,272 1,252,020
Okta, Inc. , Class A
(a) (b)
.................. 15,076 1,690,924
Snowflake, Inc. , Class A
(a)
............... 30,194 4,815,641
Twilio, Inc. , Class A
(a)
.................. 13,746 1,329,376
VeriSign, Inc.
(a)
...................... 7,823 2,207,025
24,785,516
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. ............... 26,726 2,875,718
Avantor, Inc.
(a) (b)
...................... 63,723 827,762
Bio-Techne Corp. ..................... 14,914 750,920
Illumina, Inc.
(a)
....................... 14,956 1,160,586
IQVIA Holdings, Inc.
(a)
.................. 15,531 2,408,392
Mettler-Toledo International, Inc.
(a)
......... 2,001 2,142,210
Revvity, Inc. ........................ 11,636 1,087,151
Waters Corp.
(a)
...................... 5,552 1,930,597
West Pharmaceutical Services, Inc. ........ 6,835 1,444,167
14,627,503

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 3.3%
CNH Industrial NV .................... 85,423 $ 988,344
Cummins, Inc. ....................... 12,749 3,746,166
Dover Corp. ........................ 12,852 2,193,194
Fortive Corp. ........................ 32,987 2,298,864
Graco, Inc. ......................... 15,802 1,289,601
IDEX Corp. ......................... 7,109 1,236,753
Ingersoll Rand, Inc. ................... 37,960 2,863,323
Nordson Corp. ....................... 4,842 917,898
Otis Worldwide Corp. .................. 37,927 3,651,232
PACCAR, Inc. ....................... 48,234 4,351,189
Pentair plc ......................... 15,504 1,406,678
Snap-on, Inc. ....................... 4,953 1,554,301
Stanley Black & Decker, Inc. ............. 14,453 867,469
Westinghouse Air Brake Technologies Corp. ... 16,028 2,961,013
Xylem, Inc. ......................... 22,612 2,726,329
33,052,354
Media — 1.0%
Charter Communications, Inc. , Class A
(a)
..... 9,107 3,568,669
Fox Corp. , Class A, NVS ................ 20,398 1,015,617
Fox Corp. , Class B .................... 12,460 576,150
News Corp. , Class A, NVS .............. 35,587 965,119
News Corp. , Class B .................. 9,897 310,964
Omnicom Group, Inc. .................. 18,415 1,402,486
Trade Desk, Inc. (The) , Class A
(a)
.......... 41,768 2,240,018
10,079,023
Metals & Mining — 1.2%
Newmont Corp. ...................... 106,843 5,628,490
Nucor Corp. ........................ 21,776 2,599,401
Reliance, Inc. ....................... 5,214 1,502,831
Steel Dynamics, Inc. ................... 13,341 1,730,461
11,461,183
Multi-Utilities — 3.1%
Ameren Corp. ....................... 25,001 2,481,099
CenterPoint Energy, Inc. ................ 59,836 2,320,440
CMS Energy Corp. .................... 28,017 2,063,452
Consolidated Edison, Inc. ............... 32,385 3,651,409
Dominion Energy, Inc. .................. 78,502 4,268,939
DTE Energy Co. ..................... 19,376 2,654,512
NiSource, Inc. ....................... 43,807 1,713,292
Public Service Enterprise Group, Inc. ....... 46,751 3,736,807
Sempra ........................... 59,037 4,384,678
WEC Energy Group, Inc. ................ 29,583 3,239,930
30,514,558
Office REITs — 0.1%
BXP, Inc. .......................... 14,693 936,385
Oil, Gas & Consumable Fuels — 5.5%
Cheniere Energy, Inc. .................. 21,004 4,854,234
Coterra Energy, Inc. ................... 70,125 1,722,270
Devon Energy Corp. ................... 61,598 1,873,195
Diamondback Energy, Inc. ............... 17,800 2,349,778
EQT Corp. ......................... 52,873 2,614,041
Expand Energy Corp. .................. 18,816 1,954,982
Hess Corp. ......................... 26,106 3,368,979
Kinder Morgan, Inc. ................... 184,333 4,847,958
Marathon Petroleum Corp. .............. 30,121 4,138,927
Occidental Petroleum Corp. .............. 63,028 2,483,933
ONEOK, Inc. ........................ 57,643 4,735,949
Phillips 66 .......................... 38,664 4,023,376
Targa Resources Corp. ................. 20,293 3,468,074
Texas Pacific Land Corp. ................ 1,819 2,344,455
Valero Energy Corp. ................... 29,452 3,419,083
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) ................ 113,939 $ 6,673,407
54,872,641
Passenger Airlines — 0.6%
Delta Air Lines, Inc. ................... 60,178 2,505,210
Southwest Airlines Co. ................. 55,629 1,555,387
United Airlines Holdings, Inc.
(a)
............ 30,704 2,113,049
6,173,646
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) , Class A ...... 21,839 1,309,466
Kenvue, Inc. ........................ 162,573 3,836,723
5,146,189
Pharmaceuticals — 0.2%
Royalty Pharma plc , Class A ............. 37,923 1,244,633
Viatris, Inc. ......................... 112,427 946,635
2,191,268
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp. ......... 12,076 1,449,362
Broadridge Financial Solutions, Inc. ........ 11,021 2,671,490
Equifax, Inc. ........................ 11,569 3,009,444
Jacobs Solutions, Inc. .................. 11,859 1,468,144
Leidos Holdings, Inc. .................. 12,564 1,849,170
Paychex, Inc. ....................... 30,365 4,467,299
Paycom Software, Inc. ................. 4,792 1,084,861
SS&C Technologies Holdings, Inc. ......... 20,252 1,531,051
TransUnion ......................... 18,240 1,513,190
Verisk Analytics, Inc. ................... 13,383 3,967,123
23,011,134
Real Estate Management & Development — 0.9%
(a)
CBRE Group, Inc. , Class A .............. 28,508 3,483,107
CoStar Group, Inc. .................... 39,087 2,899,083
Jones Lang LaSalle, Inc. ................ 4,460 1,014,249
Zillow Group, Inc. , Class A ............... 5,092 335,970
Zillow Group, Inc. , Class C, NVS .......... 15,242 1,026,244
8,758,653
Residential REITs — 1.7%
American Homes 4 Rent , Class A .......... 30,163 1,127,795
AvalonBay Communities, Inc. ............ 13,278 2,788,114
Camden Property Trust ................. 10,041 1,142,666
Equity LifeStyle Properties, Inc. ........... 17,018 1,102,426
Equity Residential .................... 32,245 2,265,534
Essex Property Trust, Inc. ............... 6,002 1,675,458
Invitation Homes, Inc. .................. 53,809 1,839,730
Mid-America Apartment Communities, Inc. .... 10,893 1,739,067
Sun Communities, Inc. ................. 11,649 1,449,485
UDR, Inc. .......................... 28,307 1,185,497
16,315,772
Retail REITs — 1.2%
Kimco Realty Corp. ................... 63,198 1,262,696
Realty Income Corp. ................... 81,674 4,725,658
Regency Centers Corp. ................ 15,755 1,137,196
Simon Property Group, Inc. .............. 28,770 4,527,822
11,653,372
Semiconductors & Semiconductor Equipment — 1.2%
Astera Labs, Inc.
(a)
.................... 2,377 155,242
Enphase Energy, Inc.
(a)
................. 12,899 575,167
Entegris, Inc. ........................ 14,069 1,113,139
First Solar, Inc.
(a)
..................... 9,618 1,210,137
Microchip Technology, Inc. ............... 49,791 2,294,369
Monolithic Power Systems, Inc. ........... 4,360 2,585,916
ON Semiconductor Corp.
(a)
.............. 40,379 1,603,046

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. ................ 14,990 $ 963,557
Teradyne, Inc. ....................... 15,269 1,133,113
11,633,686
Software — 7.0%
ANSYS, Inc.
(a)
....................... 8,154 2,624,610
AppLovin Corp. , Class A
(a)
............... 21,854 5,885,501
Atlassian Corp. , Class A
(a)
............... 15,248 3,481,271
Autodesk, Inc.
(a)
...................... 20,198 5,539,301
Bentley Systems, Inc. , Class B ............ 12,681 545,156
Datadog, Inc. , Class A
(a)
................ 29,215 2,984,604
DocuSign, Inc.
(a)
..................... 19,074 1,559,299
Dynatrace, Inc.
(a)
..................... 25,994 1,220,938
Fair Isaac Corp.
(a)
..................... 2,226 4,429,028
Fortinet, Inc.
(a)
....................... 61,014 6,330,813
Gen Digital, Inc. ...................... 53,849 1,393,074
Guidewire Software, Inc.
(a)
............... 7,808 1,598,844
HubSpot, Inc.
(a)
...................... 4,672 2,856,928
Manhattan Associates, Inc.
(a)
............. 5,809 1,030,458
MicroStrategy, Inc. , Class A
(a) (b)
............ 22,578 8,582,124
Nutanix, Inc. , Class A
(a)
................. 23,481 1,613,145
PTC, Inc.
(a)
......................... 11,180 1,732,565
Roper Technologies, Inc. ................ 9,983 5,591,279
Tyler Technologies, Inc.
(a) (b)
.............. 3,935 2,137,885
Workday, Inc. , Class A
(a)
................ 19,865 4,866,925
Zoom Communications, Inc. , Class A
(a)
...... 22,498 1,744,495
Zscaler, Inc.
(a)
....................... 8,983 2,031,685
69,779,928
Specialized REITs — 2.8%
Crown Castle, Inc. .................... 40,592 4,293,010
Digital Realty Trust, Inc. ................ 31,116 4,995,363
Extra Space Storage, Inc. ............... 19,818 2,903,733
Gaming & Leisure Properties, Inc. ......... 24,655 1,179,988
Iron Mountain, Inc. .................... 27,385 2,455,613
Public Storage ....................... 14,848 4,460,785
SBA Communications Corp. ............. 10,122 2,463,695
VICI Properties, Inc. ................... 99,080 3,172,541
Weyerhaeuser Co. .................... 68,399 1,772,218
27,696,946
Specialty Retail — 2.5%
AutoZone, Inc.
(a)
..................... 1,585 5,963,721
Best Buy Co., Inc. .................... 18,456 1,230,831
Burlington Stores, Inc.
(a)
................ 5,953 1,339,663
CarMax, Inc.
(a)
....................... 14,928 965,394
Carvana Co. , Class A
(a)
................. 11,172 2,729,878
Dick's Sporting Goods, Inc. .............. 5,470 1,026,938
Floor & Decor Holdings, Inc. , Class A
(a)
...... 10,038 717,115
Ross Stores, Inc. ..................... 30,338 4,216,982
Tractor Supply Co. .................... 50,659 2,564,358
Ulta Beauty, Inc.
(a)
.................... 4,342 1,717,869
Williams-Sonoma, Inc. ................. 11,525 1,780,267
24,253,016
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc. , Class C ........... 29,189 2,678,383
Hewlett Packard Enterprise Co. ........... 122,289 1,983,527
HP, Inc. ........................... 88,299 2,257,805
NetApp, Inc. ........................ 19,409 1,741,958
Pure Storage, Inc. , Class A
(a) (b)
............ 28,926 1,312,083
Seagate Technology Holdings plc .......... 18,890 1,719,557
Super Micro Computer, Inc.
(a) (b)
............ 46,674 1,487,034
Western Digital Corp.
(a)
................. 32,402 1,421,152
14,601,499
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Deckers Outdoor Corp. ................. 14,438 $ 1,600,163
Lululemon Athletica, Inc. ................ 10,071 2,726,925
4,327,088
Trading Companies & Distributors — 1.8%
Fastenal Co. ........................ 53,569 4,337,482
Ferguson Enterprises, Inc. ............... 18,807 3,190,796
FTAI Aviation Ltd. ..................... 9,372 1,003,835
United Rentals, Inc. ................... 6,152 3,884,680
Watsco, Inc. ........................ 3,262 1,499,998
WW Grainger, Inc. .................... 4,182 4,283,664
18,200,455
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 18,264 2,684,991
Total Long-Term Investments — 99 .8%
(Cost: $ 845,711,376 ) .............................. 989,917,331
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 23,123,948 23,133,198
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 2,037,118 2,037,118
Total Short-Term Securities — 2 .5%
(Cost: $ 25,163,630 ) ............................... 25,170,316
Total Investments — 102 .3%
(Cost: $ 870,875,006 ) .............................. 1,015,087,647
Liabilities in Excess of Other Assets — (2.3) % ............. (22,604,761)
Net Assets — 100.0% ...............................
$ 992,482,886
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,387,355 $ 11,749,322
(a)
$ — $ (3,896) $ 417 $ 23,133,198 23,123,948 $ 97,916
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,485,250 551,868
(a)
— — — 2,037,118 2,037,118 93,736 —
$ (3,896) $ 417 $ 25,170,316 $ 191,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 1 06/20/25 $ 393 $ (4,456)
S&P Midcap 400 E-Mini Index ................................................. 6 06/20/25 1,715 7,202
$ 2,746
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 7,202 $ — $ — $ — $ 7,202
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 4,456 — — — 4,456
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 35,247 $ — $ — $ — $ 35,247
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 65,615 $ — $ — $ — $ 65,615

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,046,379
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 989,917,331 $ — $ — $ 989,917,331
Short-Term Securities
Money Market Funds ...................................... 25,170,316 — — 25,170,316
$ 1,015,087,647 $ — $ — $ 1,015,087,647
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,202 $ — $ — $ 7,202
Liabilities
Equity contracts ........................................... (4,456) — — (4,456)
$ 2,746 $ — $ — $ 2,746
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
Axon Enterprise, Inc.
(a)
................. 33,060 $ 20,275,698
Curtiss-Wright Corp. ................... 17,371 5,991,084
HEICO Corp. ....................... 19,290 4,837,161
HEICO Corp. , Class A .................. 35,039 7,040,386
Howmet Aerospace, Inc. ................ 182,018 25,224,054
L3Harris Technologies, Inc. .............. 36,791 8,094,756
Textron, Inc. ........................ 35,402 2,491,239
73,954,378
Automobile Components — 0.1%
Aptiv plc
(a) (b)
......................... 51,259 2,924,839
Banks — 0.3%
First Citizens BancShares, Inc. , Class A ...... 4,737 8,427,786
Beverages — 1.3%
Brown-Forman Corp. , Class A ............ 11,037 381,990
Brown-Forman Corp. , Class B, NVS ........ 67,590 2,354,836
Constellation Brands, Inc. , Class A ......... 32,409 6,077,984
Keurig Dr Pepper, Inc. ................. 165,410 5,721,532
Monster Beverage Corp.
(a)
............... 311,750 18,742,410
33,278,752
Biotechnology — 2.0%
(a)
Alnylam Pharmaceuticals, Inc. ............ 58,665 15,442,975
BioMarin Pharmaceutical, Inc. ............ 50,556 3,219,912
Exact Sciences Corp. .................. 84,097 3,838,187
Incyte Corp. ........................ 74,568 4,672,431
Natera, Inc. ......................... 57,739 8,714,547
Neurocrine Biosciences, Inc. ............. 45,651 4,916,156
Sarepta Therapeutics, Inc. ............... 41,496 2,589,350
Summit Therapeutics, Inc.
(b)
.............. 26,287 634,043
United Therapeutics Corp. ............... 12,648 3,833,482
Vaxcyte, Inc.
(b)
....................... 49,879 1,787,663
49,648,746
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
................ 288,438 6,740,796
eBay, Inc. .......................... 92,288 6,290,350
13,031,146
Building Products — 1.5%
Advanced Drainage Systems, Inc. ......... 32,126 3,645,980
Allegion plc ......................... 25,634 3,568,253
Carlisle Cos., Inc. .................... 21,057 7,990,710
Johnson Controls International plc ......... 129,159 10,836,440
Lennox International, Inc. ............... 14,462 7,907,099
Masco Corp. ........................ 39,084 2,368,881
36,317,363
Capital Markets — 5.9%
Ameriprise Financial, Inc. ............... 30,425 14,330,784
Ares Management Corp. , Class A .......... 84,283 12,855,686
Bank of New York Mellon Corp. (The) ....... 132,009 10,614,844
Blue Owl Capital, Inc. , Class A ............ 226,199 4,191,467
Coinbase Global, Inc. , Class A
(a)
........... 94,274 19,127,252
FactSet Research Systems, Inc. ........... 17,315 7,483,889
Interactive Brokers Group, Inc. , Class A ...... 48,348 8,308,604
Jefferies Financial Group, Inc. ............ 49,828 2,328,462
LPL Financial Holdings, Inc. .............. 36,386 11,635,879
Morningstar, Inc. ..................... 12,076 3,438,279
MSCI, Inc. ......................... 36,015 19,632,137
Nasdaq, Inc. ........................ 106,191 8,092,816
Raymond James Financial, Inc. ........... 54,229 7,431,542
Robinhood Markets, Inc. , Class A
(a)
......... 233,554 11,469,837
Security
Shares
Shares Value
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ........... 52,788 $ 7,300,580
148,242,058
Chemicals — 1.1%
Celanese Corp. ...................... 16,926 753,376
Corteva, Inc. ........................ 134,504 8,337,903
Dow, Inc. .......................... 125,078 3,826,136
DuPont de Nemours, Inc. ............... 83,334 5,499,211
PPG Industries, Inc. ................... 38,437 4,184,252
RPM International, Inc. ................. 39,130 4,177,127
26,778,005
Commercial Services & Supplies — 1.8%
Clean Harbors, Inc.
(a)
.................. 23,191 4,961,483
Copart, Inc.
(a) (b)
...................... 397,438 24,255,641
Rollins, Inc. ......................... 134,004 7,655,649
Tetra Tech, Inc. ...................... 120,559 3,760,235
Veralto Corp. ........................ 53,388 5,119,909
45,752,917
Communications Equipment — 0.1%
F5, Inc.
(a)
.......................... 12,067 3,194,618
Construction & Engineering — 1.6%
AECOM ........................... 43,790 4,319,884
Comfort Systems USA, Inc. .............. 16,277 6,470,921
EMCOR Group, Inc. ................... 21,423 8,584,196
Quanta Services, Inc. .................. 66,249 19,390,420
38,765,421
Construction Materials — 1.2%
Martin Marietta Materials, Inc. ............ 28,109 14,728,554
Vulcan Materials Co. .................. 60,441 15,855,487
30,584,041
Consumer Finance — 0.7%
Discover Financial Services .............. 67,722 12,370,778
Synchrony Financial ................... 77,401 4,020,982
16,391,760
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ............. 16,938 7,835,350
Performance Food Group Co.
(a)
........... 44,946 3,625,344
Sprouts Farmers Market, Inc.
(a)
............ 45,663 7,808,373
Sysco Corp. ........................ 87,306 6,233,648
US Foods Holding Corp.
(a)
............... 69,367 4,554,637
30,057,352
Containers & Packaging — 0.3%
Avery Dennison Corp. .................. 19,853 3,397,047
Ball Corp. .......................... 76,150 3,955,231
7,352,278
Distributors — 0.1%
Pool Corp. ......................... 7,030 2,060,774
Diversified Consumer Services — 0.1%
Service Corp. International .............. 30,990 2,476,101
Electric Utilities — 0.3%
PG&E Corp. ........................ 435,340 7,191,817
Electrical Equipment — 2.1%
AMETEK, Inc. ....................... 104,881 17,785,720
Hubbell, Inc. ........................ 24,342 8,840,527
nVent Electric plc ..................... 75,103 4,123,906
Regal Rexnord Corp. .................. 11,192 1,184,561
Rockwell Automation, Inc. ............... 26,284 6,510,021

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............. 164,489 $ 14,044,071
52,488,806
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp. ......................... 23,064 3,703,156
Coherent Corp.
(a)
..................... 68,140 4,382,765
Corning, Inc. ........................ 187,751 8,332,389
Flex Ltd.
(a)
.......................... 72,568 2,491,985
Jabil, Inc. .......................... 20,423 2,993,195
Keysight Technologies, Inc.
(a)
............. 27,394 3,983,088
TE Connectivity plc ................... 60,864 8,909,272
Teledyne Technologies, Inc.
(a)
............. 11,734 5,468,396
Trimble, Inc.
(a)
....................... 79,490 4,939,509
Zebra Technologies Corp. , Class A
(a)
........ 17,489 4,377,846
49,581,601
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A .............. 269,088 9,525,715
Entertainment — 2.5%
Electronic Arts, Inc. ................... 76,631 11,118,392
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 10,200 821,610
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 95,530 8,470,645
Live Nation Entertainment, Inc.
(a)
.......... 67,499 8,940,242
ROBLOX Corp. , Class A
(a)
............... 248,697 16,675,134
Take-Two Interactive Software, Inc.
(a)
........ 74,227 17,318,644
63,344,667
Financial Services — 2.1%
Block, Inc. , Class A
(a)
.................. 254,548 14,883,422
Corpay, Inc.
(a)
....................... 23,034 7,494,573
Fidelity National Information Services, Inc. .... 155,407 12,258,504
Global Payments, Inc. ................. 39,890 3,044,006
Jack Henry & Associates, Inc. ............ 33,164 5,751,632
Toast, Inc. , Class A
(a)
.................. 220,656 7,850,940
51,283,077
Food Products — 0.5%
Hershey Co. (The) .................... 23,008 3,846,707
Lamb Weston Holdings, Inc. ............. 23,439 1,237,814
McCormick & Co., Inc. (Non-Voting) , NVS .... 67,151 5,147,796
Tyson Foods, Inc. , Class A .............. 44,784 2,742,572
12,974,889
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc. .......... 18,215 2,378,515
Norfolk Southern Corp. ................. 52,972 11,868,376
Old Dominion Freight Line, Inc. ........... 84,694 12,981,896
Saia, Inc.
(a) (b)
........................ 12,102 2,952,888
U-Haul Holding Co. , NVS ............... 20,284 1,111,563
U-Haul Holding Co.
(a) (b)
................. 1,473 90,428
XPO, Inc.
(a) (b)
........................ 52,734 5,596,132
36,979,798
Health Care Equipment & Supplies — 3.8%
Align Technology, Inc.
(a)
................. 14,777 2,560,854
Cooper Cos., Inc. (The)
(a)
............... 68,973 5,633,025
Dexcom, Inc.
(a)
...................... 177,537 12,672,591
Edwards Lifesciences Corp.
(a)
............ 266,402 20,110,687
GE HealthCare Technologies, Inc. ......... 63,655 4,476,856
IDEXX Laboratories, Inc.
(a) (b)
............. 37,514 16,230,432
Insulet Corp.
(a)
....................... 31,799 8,022,570
ResMed, Inc. ....................... 66,905 15,829,054
STERIS plc ......................... 45,005 10,114,424
95,650,493
Security
Shares
Shares Value
Health Care Providers & Services — 1.0%
Cencora, Inc. ....................... 44,892 $ 13,138,542
DaVita, Inc.
(a)
........................ 11,673 1,652,313
Molina Healthcare, Inc.
(a)
................ 13,129 4,293,314
Tenet Healthcare Corp.
(a)
................ 28,207 4,032,191
Universal Health Services, Inc. , Class B ..... 15,792 2,796,289
25,912,649
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 37,376 2,715,740
Ventas, Inc. ........................ 93,094 6,524,028
9,239,768
Health Care Technology — 0.6%
Veeva Systems, Inc. , Class A
(a)
........... 67,302 15,727,804
Hotels, Restaurants & Leisure — 7.1%
Airbnb, Inc. , Class A
(a)
.................. 190,002 23,165,044
Cava Group, Inc.
(a)
.................... 32,159 2,972,456
Darden Restaurants, Inc. ............... 21,864 4,386,793
Domino's Pizza, Inc. ................... 15,806 7,750,788
DoorDash, Inc. , Class A
(a)
............... 162,232 31,292,931
DraftKings, Inc. , Class A
(a)
............... 216,939 7,221,899
Expedia Group, Inc. ................... 30,338 4,760,942
Flutter Entertainment plc
(a)
............... 72,442 17,457,798
Hilton Worldwide Holdings, Inc. ........... 108,787 24,529,293
Las Vegas Sands Corp. ................ 172,848 6,338,336
Royal Caribbean Cruises Ltd. ............ 112,271 24,128,161
Texas Roadhouse, Inc. ................. 30,378 5,041,533
Yum! Brands, Inc. .................... 127,637 19,201,710
178,247,684
Household Durables — 0.8%
Garmin Ltd. ......................... 51,888 9,696,311
NVR, Inc.
(a) (b)
........................ 766 5,458,324
PulteGroup, Inc. ..................... 35,834 3,675,852
Toll Brothers, Inc. ..................... 18,701 1,886,370
20,716,857
Household Products — 0.9%
Church & Dwight Co., Inc. ............... 112,154 11,141,378
Clorox Co. (The) ..................... 21,935 3,121,351
Kimberly-Clark Corp. .................. 62,104 8,184,065
22,446,794
Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp. ........................ 153,740 19,929,316
Industrial REITs — 0.0%
Lineage, Inc.
(b)
....................... 16,207 781,664
Insurance — 4.1%
Allstate Corp. (The) ................... 52,494 10,414,285
Arthur J Gallagher & Co. ................ 112,721 36,148,497
Brown & Brown, Inc. ................... 111,279 12,307,457
Cincinnati Financial Corp. ............... 35,122 4,889,334
Erie Indemnity Co. , Class A, NVS .......... 11,456 4,108,351
Markel Group, Inc.
(a)
................... 3,588 6,525,137
Travelers Cos., Inc. (The) ............... 49,553 13,088,434
Willis Towers Watson plc ................ 26,015 8,007,417
WR Berkley Corp. .................... 85,300 6,115,157
101,604,069
Interactive Media & Services — 0.7%
(a)
Pinterest, Inc. , Class A ................. 270,993 6,861,543
Reddit, Inc. , Class A ................... 47,828 5,575,310
Snap, Inc. , Class A, NVS
(b)
.............. 491,396 3,911,512
16,348,365

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 3.9%
(a)
Akamai Technologies, Inc. ............... 24,012 $ 1,934,887
Cloudflare, Inc. , Class A ................ 140,059 16,916,326
Gartner, Inc. ........................ 34,887 14,690,218
GoDaddy, Inc. , Class A ................. 60,901 11,469,485
MongoDB, Inc. , Class A ................ 35,286 6,075,191
Okta, Inc. , Class A .................... 73,191 8,209,102
Snowflake, Inc. , Class A ................ 146,536 23,371,027
Twilio, Inc. , Class A ................... 42,425 4,102,922
VeriSign, Inc. ....................... 37,943 10,704,479
97,473,637
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. ............... 74,680 8,035,568
Avantor, Inc.
(a)
....................... 164,665 2,138,998
Bio-Techne Corp. ..................... 71,872 3,618,755
Illumina, Inc.
(a)
....................... 72,150 5,598,840
IQVIA Holdings, Inc.
(a) (b)
................. 44,141 6,844,945
Mettler-Toledo International, Inc.
(a)
......... 9,720 10,405,941
Revvity, Inc.
(b)
....................... 28,059 2,621,552
Waters Corp.
(a)
...................... 16,974 5,902,369
West Pharmaceutical Services, Inc. ........ 20,981 4,433,076
49,600,044
Machinery — 4.1%
Cummins, Inc. ....................... 27,388 8,047,690
Dover Corp. ........................ 42,885 7,318,325
Fortive Corp. ........................ 99,210 6,913,945
Graco, Inc. ......................... 76,696 6,259,161
IDEX Corp. ......................... 34,361 5,977,783
Ingersoll Rand, Inc. ................... 183,952 13,875,499
Nordson Corp. ....................... 23,292 4,415,464
Otis Worldwide Corp. .................. 114,335 11,007,030
Pentair plc ......................... 57,609 5,226,865
Snap-on, Inc. ....................... 9,904 3,107,974
Stanley Black & Decker, Inc. ............. 27,593 1,656,132
Westinghouse Air Brake Technologies Corp. ... 77,798 14,372,403
Xylem, Inc. ......................... 109,663 13,222,068
101,400,339
Media — 0.6%
News Corp. , Class A, NVS .............. 120,620 3,271,215
News Corp. , Class B .................. 33,289 1,045,940
Trade Desk, Inc. (The) , Class A
(a)
.......... 202,793 10,875,788
15,192,943
Multi-Utilities — 0.9%
CMS Energy Corp. .................... 51,678 3,806,085
Dominion Energy, Inc. .................. 218,099 11,860,223
Public Service Enterprise Group, Inc. ....... 96,285 7,696,060
23,362,368
Oil, Gas & Consumable Fuels — 1.8%
Hess Corp. ......................... 126,709 16,351,796
Targa Resources Corp. ................. 98,500 16,833,650
Texas Pacific Land Corp. ................ 8,811 11,356,234
44,541,680
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 105,481 4,391,174
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 54,392 3,261,344
Professional Services — 3.8%
Booz Allen Hamilton Holding Corp. ......... 58,358 7,004,127
Broadridge Financial Solutions, Inc. ........ 53,348 12,931,555
Equifax, Inc. ........................ 56,053 14,581,067
Jacobs Solutions, Inc. .................. 37,340 4,622,692
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. .................. 42,894 $ 6,313,139
Paychex, Inc. ....................... 97,210 14,301,535
Paycom Software, Inc. ................. 23,088 5,226,892
SS&C Technologies Holdings, Inc. ......... 40,895 3,091,662
TransUnion ......................... 88,187 7,315,994
Verisk Analytics, Inc. ................... 64,959 19,255,797
94,644,460
Real Estate Management & Development — 1.3%
(a)
CBRE Group, Inc. , Class A .............. 100,134 12,234,372
CoStar Group, Inc.
(b)
................... 189,687 14,069,085
Jones Lang LaSalle, Inc. ................ 12,193 2,772,810
Zillow Group, Inc. , Class A ............... 10,821 713,970
Zillow Group, Inc. , Class C, NVS .......... 32,164 2,165,602
31,955,839
Residential REITs — 1.5%
American Homes 4 Rent , Class A .......... 84,549 3,161,287
AvalonBay Communities, Inc. ............ 35,363 7,425,523
Camden Property Trust ................. 22,683 2,581,325
Equity LifeStyle Properties, Inc. ........... 50,523 3,272,880
Equity Residential .................... 59,157 4,156,371
Essex Property Trust, Inc. ............... 14,592 4,073,357
Invitation Homes, Inc. .................. 128,420 4,390,680
Mid-America Apartment Communities, Inc. .... 18,039 2,879,926
Sun Communities, Inc. ................. 26,359 3,279,850
UDR, Inc. .......................... 54,190 2,269,477
37,490,676
Retail REITs — 0.5%
Realty Income Corp. ................... 151,979 8,793,505
Regency Centers Corp. ................ 35,687 2,575,888
11,369,393
Semiconductors & Semiconductor Equipment — 1.6%
Astera Labs, Inc.
(a)
.................... 11,380 743,228
Enphase Energy, Inc.
(a)
................. 62,129 2,770,332
Entegris, Inc. ........................ 68,233 5,398,595
First Solar, Inc.
(a)
..................... 46,369 5,834,147
Microchip Technology, Inc. ............... 83,111 3,829,755
Monolithic Power Systems, Inc. ........... 21,159 12,549,403
ON Semiconductor Corp.
(a)
.............. 63,678 2,528,017
Teradyne, Inc. ....................... 74,183 5,505,120
39,158,597
Software — 12.6%
ANSYS, Inc.
(a)
....................... 39,557 12,732,607
AppLovin Corp. , Class A
(a)
............... 106,071 28,565,981
Atlassian Corp. , Class A
(a)
............... 73,993 16,893,342
Autodesk, Inc.
(a)
...................... 98,029 26,884,453
Bentley Systems, Inc. , Class B ............ 60,948 2,620,155
Datadog, Inc. , Class A
(a) (b)
............... 141,791 14,485,369
DocuSign, Inc.
(a)
..................... 92,522 7,563,673
Dynatrace, Inc.
(a)
..................... 125,737 5,905,867
Fair Isaac Corp.
(a)
..................... 10,812 21,512,420
Fortinet, Inc.
(a)
....................... 296,155 30,729,042
Gen Digital, Inc. ...................... 150,242 3,886,761
Guidewire Software, Inc.
(a)
............... 37,907 7,762,216
HubSpot, Inc.
(a)
...................... 22,680 13,868,820
Manhattan Associates, Inc.
(a)
............. 28,019 4,970,290
MicroStrategy, Inc. , Class A
(a) (b)
............ 78,313 29,767,554
Nutanix, Inc. , Class A
(a)
................. 113,535 7,799,855
PTC, Inc.
(a)
......................... 54,241 8,405,728
Roper Technologies, Inc. ................ 48,448 27,134,756
Tyler Technologies, Inc.
(a)
............... 19,098 10,375,943
Workday, Inc. , Class A
(a)
................ 96,423 23,623,635

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a) (b)
...................... 43,599 $ 9,860,786
315,349,253
Specialized REITs — 1.8%
Digital Realty Trust, Inc. ................ 77,101 12,377,794
Extra Space Storage, Inc. ............... 40,954 6,000,580
Iron Mountain, Inc. .................... 79,388 7,118,722
Public Storage ....................... 28,588 8,588,693
SBA Communications Corp. ............. 49,080 11,946,072
46,031,861
Specialty Retail — 3.7%
AutoZone, Inc.
(a)
..................... 7,688 28,926,869
Burlington Stores, Inc.
(a) (b)
............... 28,939 6,512,432
CarMax, Inc.
(a) (b)
...................... 31,778 2,055,083
Carvana Co. , Class A
(a)
................. 54,082 13,214,937
Dick's Sporting Goods, Inc. .............. 9,829 1,845,296
Floor & Decor Holdings, Inc. , Class A
(a)
...... 48,338 3,453,267
Ross Stores, Inc. ..................... 147,225 20,464,275
Tractor Supply Co. .................... 132,621 6,713,275
Ulta Beauty, Inc.
(a)
.................... 9,881 3,909,319
Williams-Sonoma, Inc. ................. 31,061 4,797,993
91,892,746
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc. , Class C ........... 57,506 5,276,751
NetApp, Inc. ........................ 42,090 3,777,577
Pure Storage, Inc. , Class A
(a)
............. 139,870 6,344,503
Super Micro Computer, Inc.
(a) (b)
............ 227,170 7,237,636
22,636,467
Textiles, Apparel & Luxury Goods — 0.8%
(a)
Deckers Outdoor Corp. ................. 70,028 7,761,203
Lululemon Athletica, Inc. ................ 48,857 13,229,010
20,990,213
Trading Companies & Distributors — 3.0%
Fastenal Co. ........................ 260,006 21,052,686
Ferguson Enterprises, Inc. ............... 54,430 9,234,594
FTAI Aviation Ltd. ..................... 45,053 4,825,627
United Rentals, Inc. ................... 20,369 12,862,005
Watsco, Inc. ........................ 15,825 7,276,968
WW Grainger, Inc. .................... 20,307 20,800,663
76,052,543
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 51,060 7,506,331
Total Long-Term Investments — 99 .8%
(Cost: $ 2,221,655,563 ) ............................ 2,493,516,076
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 84,073,076 $ 84,106,705
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 3,957,765 3,957,765
Total Short-Term Securities — 3 .5%
(Cost: $ 88,032,049 ) ............................... 88,064,470
Total Investments — 103 .3%
(Cost: $ 2,309,687,612 ) ............................ 2,581,580,546
Liabilities in Excess of Other Assets — (3.3) % ............. (83,294,520)
Net Assets — 100.0% ...............................
$ 2,498,286,026
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,454,705 $ 22,658,151
(a)
$ — $ (11,845) $ 5,694 $ 84,106,705 84,073,076 $ 204,925
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,090,773 — (133,008)
(a)
— — 3,957,765 3,957,765 224,503 —
$ (11,845) $ 5,694 $ 88,064,470 $ 429,428 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 5 06/20/25 $ 1,966 $ 13,460
Russell 2000 E-Mini Index .................................................... 25 06/20/25 2,462 (64,602)
$ (51,142)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 13,460 $ — $ — $ — $ 13,460
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 64,602 — — — 64,602
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 112,989 $ — $ — $ — $ 112,989
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 120,559 $ — $ — $ — $ 120,559

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,869,158
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,493,516,076 $ — $ — $ 2,493,516,076
Short-Term Securities
Money Market Funds ...................................... 88,064,470 — — 88,064,470
$ 2,581,580,546 $ — $ — $ 2,581,580,546
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,460 $ — $ — $ 13,460
Liabilities
Equity contracts ........................................... (64,602) — — (64,602)
$ (51,142) $ — $ — $ (51,142)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
AAR Corp.
(a)
........................ 3,144 $ 168,078
AeroVironment, Inc.
(a) (b)
................. 7,859 1,190,796
Archer Aviation, Inc. , Class A
(a)
............ 68,340 569,272
BWX Technologies, Inc. ................ 25,830 2,818,570
Cadre Holdings, Inc. ................... 6,316 184,111
Ducommun, Inc.
(a)
.................... 3,622 207,613
Hexcel Corp. ........................ 23,490 1,138,560
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 41,346 1,396,875
Leonardo DRS, Inc. ................... 20,620 762,115
Loar Holdings, Inc.
(a)
................... 3,562 336,894
Mercury Systems, Inc.
(a) (b)
............... 6,256 312,800
Moog, Inc. , Class A ................... 5,854 979,081
Rocket Lab USA, Inc.
(a)
................. 75,973 1,655,452
Spirit AeroSystems Holdings, Inc. , Class A
(a)
... 13,063 470,268
Standardaero, Inc.
(a)
................... 21,555 582,416
Triumph Group, Inc.
(a)
.................. 11,568 293,827
Woodward, Inc. ...................... 15,989 2,999,057
16,065,785
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 17,360 1,548,859
GXO Logistics, Inc.
(a) (b)
................. 15,081 546,536
2,095,395
Automobile Components — 0.8%
American Axle & Manufacturing Holdings, Inc.
(a) (b)
16,437 62,789
Autoliv, Inc. ......................... 6,317 588,934
Dorman Products, Inc.
(a)
................ 4,287 485,717
Fox Factory Holding Corp.
(a)
.............. 4,406 89,486
Gentex Corp. ....................... 65,756 1,432,166
Gentherm, Inc.
(a)
..................... 4,952 128,802
LCI Industries ....................... 2,782 214,437
Mobileye Global, Inc. , Class A
(a) (b)
.......... 8,056 117,456
Modine Manufacturing Co.
(a)
............. 13,927 1,137,000
Patrick Industries, Inc. ................. 3,802 292,678
XPEL, Inc.
(a) (c)
....................... 6,121 175,305
4,724,770
Automobiles — 0.2%
Lucid Group, Inc.
(a) (b)
................... 150,958 378,905
Thor Industries, Inc. ................... 7,455 539,891
918,796
Banks — 1.6%
Amalgamated Financial Corp. ............ 2,308 64,993
Ameris Bancorp ...................... 8,726 511,344
Axos Financial, Inc.
(a)
.................. 8,632 547,959
BancFirst Corp. ...................... 2,987 351,928
Bancorp, Inc. (The)
(a) (b)
................. 13,853 669,238
Bank First Corp. ..................... 1,382 150,887
City Holding Co. ..................... 1,596 184,929
Coastal Financial Corp.
(a) (b)
.............. 1,913 157,153
Columbia Financial, Inc.
(a) (b)
.............. 3,112 41,919
Eastern Bankshares, Inc. ............... 28,074 418,864
First Financial Bankshares, Inc. ........... 17,206 576,573
German American Bancorp, Inc. ........... 2,615 99,135
Home BancShares, Inc. ................ 23,364 648,351
International Bancshares Corp. ........... 7,595 463,599
Lakeland Financial Corp. ................ 2,958 164,672
Live Oak Bancshares, Inc. ............... 9,592 250,735
Metrocity Bankshares, Inc. .............. 3,213 88,582
NB Bancorp, Inc.
(a) (b)
................... 10,816 185,494
Nicolet Bankshares, Inc. ................ 1,697 198,227
Northeast Bank ...................... 2,291 189,741
Pathward Financial, Inc. ................ 3,935 312,321
Security
Shares
Shares Value
Banks (continued)
QCR Holdings, Inc. ................... 2,043 $ 132,693
Republic Bancorp, Inc. , Class A ........... 1,251 84,880
Seacoast Banking Corp. of Florida ......... 14,439 342,349
ServisFirst Bancshares, Inc. ............. 8,497 605,156
Stock Yards Bancorp, Inc. ............... 4,666 339,638
Texas Capital Bancshares, Inc.
(a)
.......... 9,289 633,045
TFS Financial Corp. ................... 8,354 108,268
Tompkins Financial Corp. ............... 1,616 96,314
Triumph Financial, Inc.
(a) (b)
............... 3,243 173,241
Wintrust Financial Corp. ................ 6,829 759,180
WSFS Financial Corp. ................. 7,690 396,419
9,947,827
Beverages — 0.8%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 2,652 651,862
Celsius Holdings, Inc.
(a)
................. 45,010 1,573,549
Coca-Cola Consolidated, Inc. ............. 1,480 2,006,599
National Beverage Corp. ................ 3,676 163,214
Vita Coco Co., Inc. (The)
(a)
............... 10,852 358,659
4,753,883
Biotechnology — 7.7%
(a)
ACADIA Pharmaceuticals, Inc. ............ 14,102 205,889
ADMA Biologics, Inc.
(b)
................. 65,156 1,550,713
Akero Therapeutics, Inc. ................ 8,346 380,661
Alkermes plc ........................ 22,099 635,788
Amicus Therapeutics, Inc. ............... 74,529 572,383
AnaptysBio, Inc.
(b)
.................... 2,871 63,794
Apellis Pharmaceuticals, Inc.
(b)
............ 22,845 438,852
Arbutus Biopharma Corp. ............... 18,799 66,736
Arcellx, Inc.
(b)
....................... 5,512 358,004
Arcus Biosciences, Inc. ................. 9,147 80,036
Arcutis Biotherapeutics, Inc.
(b)
............ 29,344 437,519
Ardelyx, Inc. ........................ 61,002 335,816
Arrowhead Pharmaceuticals, Inc. .......... 13,980 194,182
ARS Pharmaceuticals, Inc.
(b)
............. 10,525 147,034
Astria Therapeutics, Inc. ................ 9,266 47,813
Aurinia Pharmaceuticals, Inc.
(b)
............ 37,812 311,571
Avidity Biosciences, Inc. ................ 25,347 827,579
BioCryst Pharmaceuticals, Inc. ............ 57,619 509,928
Biohaven Ltd. ....................... 25,215 557,756
Blueprint Medicines Corp. ............... 17,502 1,566,429
Bridgebio Pharma, Inc. ................. 33,822 1,297,412
Capricor Therapeutics, Inc.
(b)
............. 11,152 141,630
CareDx, Inc. ........................ 13,982 236,016
Catalyst Pharmaceuticals, Inc. ............ 17,367 421,844
Celldex Therapeutics, Inc.
(b)
.............. 16,726 348,403
CG oncology, Inc.
(b)
................... 8,988 242,137
Cogent Biosciences, Inc. ................ 22,383 116,615
Crinetics Pharmaceuticals, Inc.
(b)
.......... 24,590 821,060
CRISPR Therapeutics AG
(b)
.............. 7,717 298,416
Cytokinetics, Inc.
(b)
.................... 32,737 1,402,453
Day One Biopharmaceuticals, Inc. ......... 19,971 155,374
Denali Therapeutics, Inc. ................ 16,261 270,746
Dianthus Therapeutics, Inc.
(b)
............. 3,716 81,195
Dynavax Technologies Corp.
(b)
............ 22,432 263,576
Dyne Therapeutics, Inc. ................ 8,848 104,318
Exelixis, Inc.
(b)
....................... 81,724 3,199,495
Geron Corp. ........................ 140,198 197,679
Gyre Therapeutics, Inc.
(b)
............... 1,311 12,795
Halozyme Therapeutics, Inc.
(b)
............ 35,942 2,207,558
Humacyte, Inc.
(b)
..................... 12,733 18,463
Ideaya Biosciences, Inc. ................ 12,148 244,539
ImmunityBio, Inc.
(b)
.................... 21,395 53,701
Immunome, Inc.
(b)
.................... 18,440 162,088

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Immunovant, Inc.
(b)
.................... 17,352 $ 280,235
Insmed, Inc.
(b)
....................... 49,990 3,599,280
Intellia Therapeutics, Inc. ............... 8,956 79,440
Ionis Pharmaceuticals, Inc.
(b)
............. 41,441 1,272,653
Janux Therapeutics, Inc. ................ 6,163 204,612
Keros Therapeutics, Inc. ................ 7,507 108,401
Kiniksa Pharmaceuticals International plc ..... 5,871 158,341
Krystal Biotech, Inc. ................... 7,110 1,207,847
Kymera Therapeutics, Inc.
(b)
.............. 12,313 421,966
Lexicon Pharmaceuticals, Inc.
(b)
........... 49,054 35,849
Madrigal Pharmaceuticals, Inc.
(b)
.......... 4,487 1,498,254
MannKind Corp. ..................... 83,894 422,826
MiMedx Group, Inc.
(b)
.................. 14,674 100,957
Mirum Pharmaceuticals, Inc.
(b)
............ 9,437 410,038
Myriad Genetics, Inc. .................. 24,907 184,561
Novavax, Inc.
(b)
...................... 26,442 176,368
Nurix Therapeutics, Inc.
(b)
............... 16,275 187,651
Nuvalent, Inc. , Class A ................. 10,146 778,705
ORIC Pharmaceuticals, Inc.
(b)
............ 5,236 29,898
Perspective Therapeutics, Inc. ............ 13,447 32,945
Praxis Precision Medicines, Inc.
(b)
.......... 3,920 147,549
Protagonist Therapeutics, Inc.
(b)
........... 15,586 714,150
Prothena Corp. plc
(b)
................... 10,083 92,764
PTC Therapeutics, Inc. ................. 14,601 727,714
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 91,587 511,971
Relay Therapeutics, Inc. ................ 11,144 37,109
Revolution Medicines, Inc. ............... 22,470 907,339
Rhythm Pharmaceuticals, Inc. ............ 14,272 930,392
Rocket Pharmaceuticals, Inc.
(b)
............ 16,524 126,078
Roivant Sciences Ltd.
(b)
................. 121,703 1,414,189
Sana Biotechnology, Inc.
(b)
............... 16,229 30,835
Savara, Inc. ........................ 31,645 101,264
Scholar Rock Holding Corp. .............. 13,138 432,372
Soleno Therapeutics, Inc. ............... 7,245 542,361
SpringWorks Therapeutics, Inc. ........... 15,623 723,345
Stoke Therapeutics, Inc.
(b)
............... 6,759 65,968
Syndax Pharmaceuticals, Inc. ............ 23,835 337,265
TG Therapeutics, Inc. .................. 40,091 1,824,541
Twist Bioscience Corp. ................. 15,208 582,771
Tyra Biosciences, Inc.
(b)
................ 1,428 14,708
Ultragenyx Pharmaceutical, Inc. ........... 23,438 913,613
Upstream Bio, Inc.
(b)
................... 4,823 44,661
Vera Therapeutics, Inc. , Class A
(b)
.......... 13,041 304,768
Veracyte, Inc. ....................... 21,527 656,573
Vericel Corp.
(b)
....................... 13,646 518,821
Viking Therapeutics, Inc.
(b)
............... 29,249 844,419
Viridian Therapeutics, Inc. ............... 11,187 151,584
Xencor, Inc. ........................ 17,937 197,666
Y-mAbs Therapeutics, Inc. ............... 5,031 21,382
46,694,995
Broadline Retail — 0.4%
(a)
Etsy, Inc.
(b)
......................... 11,108 482,976
Ollie's Bargain Outlet Holdings, Inc. ........ 17,428 1,849,285
Savers Value Village, Inc.
(b)
.............. 4,177 40,057
2,372,318
Building Products — 2.7%
A O Smith Corp. ..................... 21,520 1,460,347
AAON, Inc. ......................... 19,276 1,759,320
American Woodmark Corp.
(a)
............. 1,633 96,347
Apogee Enterprises, Inc. ................ 2,436 96,636
Armstrong World Industries, Inc. ........... 12,443 1,804,484
AZEK Co., Inc. (The) , Class A
(a)
........... 41,142 2,038,998
AZZ, Inc. .......................... 3,023 262,275
Security
Shares
Shares Value
Building Products (continued)
CSW Industrials, Inc. .................. 4,640 $ 1,449,907
Gibraltar Industries, Inc.
(a)
............... 4,771 252,624
Griffon Corp. ........................ 4,832 329,108
Hayward Holdings, Inc.
(a)
................ 24,212 322,746
Janus International Group, Inc.
(a)
.......... 9,960 68,525
Quanex Building Products Corp. ........... 4,248 69,837
Resideo Technologies, Inc.
(a)
............. 11,486 192,735
Simpson Manufacturing Co., Inc. .......... 12,056 1,852,887
Tecnoglass, Inc. ...................... 6,474 461,402
Trex Co., Inc.
(a)
...................... 30,647 1,772,010
UFP Industries, Inc. ................... 7,848 775,775
Zurn Elkay Water Solutions Corp. .......... 41,154 1,397,590
16,463,553
Capital Markets — 3.3%
Acadian Asset Management, Inc. .......... 5,007 134,889
Affiliated Managers Group, Inc. ........... 4,378 725,128
Artisan Partners Asset Management, Inc. , Class
A ............................. 11,890 439,692
BGC Group, Inc. , Class A ............... 24,973 226,255
Cohen & Steers, Inc. .................. 7,489 571,560
DigitalBridge Group, Inc. , Class A .......... 44,205 371,322
Donnelley Financial Solutions, Inc.
(a)
........ 2,114 101,895
Evercore, Inc. , Class A ................. 10,227 2,099,501
Freedom Holding Corp.
(a) (b)
.............. 4,895 699,153
Hamilton Lane, Inc. , Class A ............. 11,087 1,712,831
Houlihan Lokey, Inc. , Class A ............. 14,849 2,406,726
MarketAxess Holdings, Inc. .............. 10,672 2,364,809
Open Lending Corp. , Class A
(a) (b)
.......... 10,294 12,765
P10, Inc. , Class A .................... 9,620 106,493
Perella Weinberg Partners , Class C ........ 15,535 266,736
Piper Sandler Cos. .................... 2,920 704,070
PJT Partners, Inc. , Class A .............. 6,508 922,249
SEI Investments Co. ................... 22,305 1,746,258
StepStone Group, Inc. , Class A ........... 11,729 586,567
Stifel Financial Corp. .................. 18,469 1,582,609
StoneX Group, Inc.
(a)
.................. 5,472 484,628
TPG, Inc. , Class A .................... 24,827 1,153,214
Victory Capital Holdings, Inc. , Class A ....... 7,529 431,336
Virtus Investment Partners, Inc. ........... 776 119,186
WisdomTree, Inc. ..................... 13,327 115,945
20,085,817
Chemicals — 1.5%
Ashland, Inc. ........................ 5,570 302,952
Aspen Aerogels, Inc.
(a)
................. 16,373 88,414
Axalta Coating Systems Ltd.
(a)
............ 30,511 991,608
Balchem Corp. ...................... 9,099 1,424,449
Cabot Corp. ........................ 9,096 714,400
Element Solutions, Inc. ................. 36,996 755,088
FMC Corp. ......................... 20,180 845,946
Hawkins, Inc. ....................... 5,558 676,853
HB Fuller Co. ....................... 7,623 411,947
Innospec, Inc. ....................... 4,127 369,284
NewMarket Corp. ..................... 907 558,077
Perimeter Solutions, Inc.
(a)
............... 36,117 365,865
PureCycle Technologies, Inc.
(a) (b)
........... 22,536 151,217
Quaker Chemical Corp. ................ 1,593 168,762
Scotts Miracle-Gro Co. (The) ............. 7,601 382,938
Sensient Technologies Corp. ............. 5,681 533,730
Stepan Co. ......................... 2,313 116,945
8,858,475
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................... 9,843 479,748
ACV Auctions, Inc. , Class A
(a)
............. 46,947 689,651

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Brady Corp. , Class A, NVS .............. 5,930 $ 416,820
BrightView Holdings, Inc.
(a)
.............. 4,516 61,959
Brink's Co. (The) ..................... 8,384 748,188
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 17,332 2,035,643
CECO Environmental Corp.
(a)
............. 8,608 204,784
Driven Brands Holdings, Inc.
(a)
............ 7,880 130,178
HNI Corp. .......................... 5,869 248,259
Interface, Inc. ....................... 9,382 176,382
Liquidity Services, Inc.
(a)
................ 6,725 213,720
MillerKnoll, Inc. ...................... 5,725 93,890
Montrose Environmental Group, Inc.
(a)
....... 9,101 133,148
MSA Safety, Inc. ..................... 6,849 1,078,170
OPENLANE, Inc.
(a)
.................... 14,028 259,658
Pursuit Attractions & Hospitality, Inc.
(a)
....... 5,723 167,627
UniFirst Corp. ....................... 2,282 407,268
Vestis Corp. ........................ 10,763 94,284
VSE Corp.
(b)
........................ 5,129 587,373
8,226,750
Communications Equipment — 0.7%
(a)
Applied Optoelectronics, Inc.
(b)
............ 5,698 72,877
Calix, Inc. .......................... 16,768 685,979
Ciena Corp. ........................ 16,776 1,126,676
Digi International, Inc. .................. 5,503 149,681
Extreme Networks, Inc. ................. 36,548 480,972
Harmonic, Inc. ....................... 30,718 275,848
Lumentum Holdings, Inc. ................ 18,820 1,111,133
Ribbon Communications, Inc. ............ 8,376 26,887
Viavi Solutions, Inc. ................... 35,014 370,448
4,300,501
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a)
............... 5,744 61,059
API Group Corp.
(a) (b)
................... 52,920 2,001,964
Arcosa, Inc. ........................ 13,694 1,096,478
Argan, Inc. ......................... 2,509 384,203
Centuri Holdings, Inc.
(a)
................. 4,128 74,139
Construction Partners, Inc. , Class A
(a)
....... 13,235 1,087,123
Dycom Industries, Inc.
(a)
................ 8,284 1,387,984
Fluor Corp.
(a)
........................ 21,145 737,749
Granite Construction, Inc. ............... 8,588 698,118
Great Lakes Dredge & Dock Corp.
(a)
........ 9,109 82,801
IES Holdings, Inc.
(a) (b)
.................. 2,531 497,797
Limbach Holdings, Inc.
(a) (b)
............... 2,851 272,955
MasTec, Inc.
(a)
....................... 17,294 2,201,872
MYR Group, Inc.
(a)
.................... 4,693 574,048
Primoris Services Corp. ................ 9,996 599,460
Sterling Infrastructure, Inc.
(a)
............. 8,816 1,317,375
Valmont Industries, Inc. ................. 2,637 773,221
WillScot Holdings Corp. ................ 29,368 737,724
14,586,070
Construction Materials — 0.6%
Eagle Materials, Inc. ................... 9,627 2,179,457
Knife River Corp.
(a) (b)
................... 14,393 1,344,018
United States Lime & Minerals, Inc. ......... 3,028 283,148
3,806,623
Consumer Finance — 1.0%
EZCORP, Inc. , Class A, NVS
(a)
............ 4,355 71,291
FirstCash Holdings, Inc. ................ 5,416 725,527
LendingClub Corp.
(a)
................... 31,581 308,547
Nelnet, Inc. , Class A ................... 1,508 159,984
SoFi Technologies, Inc.
(a) (b)
.............. 304,286 3,806,618
Upstart Holdings, Inc.
(a)
................. 21,335 1,019,813
6,091,780
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.8%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 18,361 $ 2,158,519
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 4,471 254,713
Maplebear, Inc.
(a)
..................... 41,306 1,647,696
PriceSmart, Inc. ...................... 4,252 431,536
Weis Markets, Inc. .................... 1,287 110,669
4,603,133
Containers & Packaging — 0.6%
AptarGroup, Inc. ..................... 18,532 2,778,873
Crown Holdings, Inc. .................. 11,750 1,131,878
3,910,751
Diversified Consumer Services — 2.2%
Adtalem Global Education, Inc.
(a)
.......... 6,487 688,919
Bright Horizons Family Solutions, Inc.
(a)
...... 16,212 2,033,309
Coursera, Inc.
(a)
...................... 31,097 261,837
Duolingo, Inc. , Class A
(a)
................ 10,344 4,028,781
Frontdoor, Inc.
(a)
...................... 12,543 515,643
Grand Canyon Education, Inc.
(a)
........... 7,945 1,417,150
H&R Block, Inc. ...................... 19,081 1,151,920
KinderCare Learning Cos., Inc.
(a)
.......... 4,562 55,930
Laureate Education, Inc.
(a)
............... 19,048 382,293
Mister Car Wash, Inc.
(a) (b)
................ 11,380 78,067
OneSpaWorld Holdings Ltd. .............. 26,871 448,746
Perdoceo Education Corp. ............... 6,290 158,005
Strategic Education, Inc. ................ 3,390 276,556
Stride, Inc.
(a)
........................ 8,512 1,210,832
Udemy, Inc.
(a)
....................... 26,510 182,124
Universal Technical Institute, Inc.
(a)
......... 11,758 329,929
13,220,041
Diversified REITs — 0.2%
Alexander & Baldwin, Inc. ............... 12,588 216,262
American Assets Trust, Inc. .............. 4,116 77,092
Empire State Realty Trust, Inc. , Class A ...... 13,890 98,897
Essential Properties Realty Trust, Inc. ....... 27,535 885,801
1,278,052
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
...................... 3,303 98,595
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 24,342 564,978
Cogent Communications Holdings, Inc. ...... 4,593 249,629
Globalstar, Inc.
(a) (b)
.................... 14,548 279,613
IDT Corp. , Class B .................... 3,660 183,915
Iridium Communications, Inc. ............. 29,496 711,738
Shenandoah Telecommunications Co. ....... 7,547 84,074
2,172,542
Electric Utilities — 0.2%
IDACORP, Inc. ...................... 4,964 586,199
MGE Energy, Inc. ..................... 4,769 431,213
Portland General Electric Co. ............. 10,530 443,523
1,460,935
Electrical Equipment — 1.1%
Acuity, Inc. ......................... 5,553 1,352,766
American Superconductor Corp.
(a)
......... 10,592 210,251
Bloom Energy Corp. , Class A
(a) (b)
.......... 56,908 1,042,555
EnerSys ........................... 5,446 471,624
Enovix Corp.
(a) (b)
...................... 45,768 306,646
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 59,847 312,401
Fluence Energy, Inc. , Class A
(a) (b)
.......... 16,924 69,219
Generac Holdings, Inc.
(a)
................ 10,826 1,238,278
NEXTracker, Inc. , Class A
(a)
.............. 10,461 424,821
NuScale Power Corp. , Class A
(a) (b)
.......... 30,639 507,688
Powell Industries, Inc. .................. 2,724 498,792
Preformed Line Products Co. ............. 257 35,304

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.
(a)
........... 2,858 $ 74,965
Vicor Corp.
(a)
........................ 6,532 260,660
6,805,970
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc. .......... 4,979 485,004
Arlo Technologies, Inc.
(a)
................ 26,309 258,617
Badger Meter, Inc. .................... 8,279 1,828,169
Bel Fuse, Inc. , Class A ................. 277 17,008
Bel Fuse, Inc. , Class B, NVS ............. 1,859 122,266
Belden, Inc. ........................ 7,450 768,169
Benchmark Electronics, Inc. ............. 4,902 159,462
Cognex Corp. ....................... 46,088 1,258,202
CTS Corp. ......................... 8,579 326,688
ePlus, Inc.
(a)
........................ 2,155 134,386
Fabrinet
(a)
.......................... 10,259 2,103,711
Insight Enterprises, Inc.
(a) (b)
.............. 2,748 379,993
Itron, Inc.
(a)
......................... 12,820 1,426,738
Littelfuse, Inc. ....................... 4,197 765,155
Mirion Technologies, Inc. , Class A
(a)
........ 59,209 934,318
Napco Security Technologies, Inc. ......... 9,842 224,890
nLight, Inc.
(a)
........................ 12,452 96,005
Novanta, Inc.
(a)
...................... 10,053 1,194,900
OSI Systems, Inc.
(a) (b)
.................. 2,555 523,111
PAR Technology Corp.
(a) (b)
............... 10,044 586,570
PC Connection, Inc. ................... 1,437 89,151
Plexus Corp.
(a)
....................... 3,916 479,436
Powerfleet, Inc.
(a) (b)
.................... 34,938 176,088
Rogers Corp.
(a)
...................... 4,792 296,193
Sanmina Corp.
(a)
..................... 5,001 384,027
Vontier Corp. ........................ 16,754 532,945
15,551,202
Energy Equipment & Services — 1.0%
Archrock, Inc. ....................... 25,212 593,238
Atlas Energy Solutions, Inc. .............. 6,146 83,155
Bristow Group, Inc.
(a)
.................. 2,392 69,464
Cactus, Inc. , Class A .................. 11,714 444,429
ChampionX Corp. .................... 53,450 1,289,749
Core Laboratories, Inc. ................. 12,987 147,662
Helix Energy Solutions Group, Inc.
(a)
........ 40,791 248,417
Innovex International, Inc.
(a)
.............. 3,834 57,894
Kodiak Gas Services, Inc. ............... 4,728 160,799
Nabors Industries Ltd.
(a)
................ 906 24,317
NOV, Inc. .......................... 43,403 503,909
Oceaneering International, Inc.
(a)
.......... 28,170 500,018
Patterson-UTI Energy, Inc. .............. 66,477 374,930
RPC, Inc. .......................... 15,470 73,173
Select Water Solutions, Inc. , Class A ........ 13,832 117,849
Transocean Ltd.
(a) (b)
................... 74,264 158,182
Valaris Ltd.
(a)
........................ 10,716 346,234
Weatherford International plc ............. 20,680 856,152
6,049,571
Entertainment — 1.5%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 2,931 127,352
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
13,028 519,296
Cinemark Holdings, Inc. ................ 11,967 357,933
IMAX Corp.
(a)
....................... 12,311 299,527
Lionsgate Studios Corp.
(a)
............... 4,761 34,803
Madison Square Garden Entertainment Corp.
(a)
. 4,375 141,925
Madison Square Garden Sports Corp.
(a)
...... 4,758 916,248
Roku, Inc. , Class A
(a)
.................. 33,924 2,312,938
TKO Group Holdings, Inc. , Class A ......... 19,925 3,245,982
Security
Shares
Shares Value
Entertainment (continued)
Warner Music Group Corp. , Class A ........ 37,942 $ 1,155,334
9,111,338
Financial Services — 1.7%
Affirm Holdings, Inc. , Class A
(a)
............ 64,410 3,205,042
AvidXchange Holdings, Inc.
(a)
............. 50,356 409,394
Cantaloupe, Inc.
(a)
.................... 15,908 127,264
Euronet Worldwide, Inc.
(a)
............... 4,814 477,067
EVERTEC, Inc. ...................... 5,339 181,206
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 887 155,518
Flywire Corp.
(a)
...................... 27,436 258,173
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 19,421 485,137
Marqeta, Inc. , Class A
(a)
................ 46,787 195,570
Merchants Bancorp ................... 3,144 94,571
Payoneer Global, Inc.
(a)
................. 74,200 521,626
Radian Group, Inc. .................... 19,302 616,506
Remitly Global, Inc.
(a)
.................. 40,901 827,018
Repay Holdings Corp. , Class A
(a)
.......... 11,102 44,408
Sezzle, Inc.
(a) (b)
...................... 4,794 249,048
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 17,950 1,468,310
Voya Financial, Inc. ................... 10,478 620,298
WEX, Inc.
(a)
......................... 3,493 455,382
10,391,538
Food Products — 0.8%
Freshpet, Inc.
(a)
...................... 12,772 939,253
Ingredion, Inc. ....................... 5,850 776,997
J & J Snack Foods Corp. ................ 2,585 334,990
John B Sanfilippo & Son, Inc. ............. 858 56,860
Lancaster Colony Corp. ................ 5,728 932,404
Mission Produce, Inc.
(a)
................. 7,102 74,393
Pilgrim's Pride Corp. ................... 6,425 350,676
Post Holdings, Inc.
(a)
................... 5,720 647,332
Simply Good Foods Co. (The)
(a) (b)
.......... 12,345 445,778
Tootsie Roll Industries, Inc. .............. 4,232 135,424
Utz Brands, Inc. , Class A ................ 12,309 163,587
Vital Farms, Inc.
(a)
.................... 7,745 265,189
5,122,883
Gas Utilities — 0.1%
Chesapeake Utilities Corp. .............. 2,613 344,054
Ground Transportation — 0.6%
ArcBest Corp. ....................... 2,935 171,756
FTAI Infrastructure, Inc. ................. 18,210 78,667
Knight-Swift Transportation Holdings, Inc. .... 30,075 1,178,038
Landstar System, Inc. .................. 4,423 593,346
Marten Transport Ltd. .................. 5,615 72,097
RXO, Inc.
(a)
......................... 44,237 623,299
Ryder System, Inc. .................... 6,184 851,351
Schneider National, Inc. , Class B .......... 6,461 138,847
3,707,401
Health Care Equipment & Supplies — 3.6%
Alphatec Holdings, Inc.
(a)
................ 12,989 142,619
Artivion, Inc.
(a)
....................... 7,011 166,091
AtriCure, Inc.
(a)
...................... 13,635 407,823
Avanos Medical, Inc.
(a)
................. 3,978 49,924
AxoGen, Inc.
(a)
....................... 6,190 100,711
Ceribell, Inc.
(a)
....................... 3,538 56,926
CONMED Corp. ...................... 8,668 425,685
Establishment Labs Holdings, Inc.
(a) (b)
....... 6,955 211,084
Glaukos Corp.
(a)
...................... 14,905 1,404,796
Globus Medical, Inc. , Class A
(a)
........... 22,744 1,632,337
Haemonetics Corp.
(a) (b)
................. 14,262 898,791

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ICU Medical, Inc.
(a)
.................... 3,757 $ 513,169
Inspire Medical Systems, Inc.
(a)
........... 8,344 1,321,523
Integer Holdings Corp.
(a)
................ 9,425 1,190,472
iRadimed Corp. ...................... 2,112 110,690
iRhythm Technologies, Inc.
(a) (b)
............ 8,741 934,325
Lantheus Holdings, Inc.
(a)
............... 19,305 2,014,284
LeMaitre Vascular, Inc. ................. 5,638 511,592
Masimo Corp.
(a)
...................... 6,777 1,090,826
Merit Medical Systems, Inc.
(a)
............. 16,263 1,536,040
Neogen Corp.
(a) (b)
..................... 35,192 177,720
Novocure Ltd.
(a)
...................... 18,516 335,880
Orthofix Medical, Inc.
(a)
................. 3,464 48,184
OrthoPediatrics Corp.
(a)
................. 4,522 94,148
Penumbra, Inc.
(a)
..................... 10,501 3,075,113
PROCEPT BioRobotics Corp.
(a)
........... 14,317 772,832
Pulse Biosciences, Inc.
(a) (b)
............... 4,782 81,390
RxSight, Inc.
(a)
....................... 9,855 145,066
STAAR Surgical Co.
(a)
.................. 10,512 191,949
Tandem Diabetes Care, Inc.
(a)
............ 18,403 310,091
Teleflex, Inc. ........................ 4,450 609,872
TransMedics Group, Inc.
(a) (b)
.............. 9,202 846,676
UFP Technologies, Inc.
(a)
................ 2,066 430,844
21,839,473
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.
(a) (b)
.............. 4,943 516,791
Alignment Healthcare, Inc.
(a)
............. 29,580 524,158
Amedisys, Inc.
(a)
..................... 3,474 329,683
Ardent Health Partners, Inc.
(a) (b)
........... 3,710 47,228
Astrana Health, Inc.
(a)
.................. 11,221 349,758
Aveanna Healthcare Holdings, Inc.
(a)
........ 15,516 71,529
BrightSpring Health Services, Inc.
(a)
........ 5,513 96,643
Castle Biosciences, Inc.
(a)
............... 3,528 70,736
Chemed Corp. ....................... 4,238 2,464,439
CorVel Corp.
(a)
....................... 7,902 859,421
Encompass Health Corp. ............... 28,182 3,297,012
Ensign Group, Inc. (The) ................ 15,934 2,055,327
GeneDx Holdings Corp. , Class A
(a) (b)
........ 4,605 307,844
Guardant Health, Inc.
(a)
................. 32,951 1,556,276
HealthEquity, Inc.
(a) (b)
.................. 24,103 2,066,109
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 44,215 1,463,516
LifeStance Health Group, Inc.
(a)
........... 14,398 94,595
National HealthCare Corp. ............... 1,591 150,334
NeoGenomics, Inc.
(a)
.................. 16,521 105,652
Option Care Health, Inc.
(a)
............... 25,173 813,340
PACS Group, Inc.
(a)
................... 6,802 65,503
Pennant Group, Inc. (The)
(a)
.............. 9,243 236,806
Privia Health Group, Inc.
(a)
............... 30,161 708,180
Progyny, Inc.
(a)
....................... 20,239 462,259
RadNet, Inc.
(a) (b)
...................... 18,488 968,401
Select Medical Holdings Corp. ............ 10,445 190,517
Surgery Partners, Inc.
(a)
................ 21,495 471,815
US Physical Therapy, Inc. ............... 1,898 134,967
20,478,839
Health Care REITs — 0.8%
American Healthcare REIT, Inc. ........... 25,665 828,466
CareTrust REIT, Inc. ................... 52,249 1,529,328
National Health Investors, Inc. ............ 5,149 389,625
Omega Healthcare Investors, Inc. .......... 41,410 1,617,060
Sabra Health Care REIT, Inc. ............. 23,656 422,260
4,786,739
Health Care Technology — 0.6%
Certara, Inc.
(a)
....................... 14,485 200,762
Doximity, Inc. , Class A
(a)
................ 34,952 1,988,070
Security
Shares
Shares Value
Health Care Technology (continued)
Evolent Health, Inc. , Class A
(a) (b)
........... 14,288 $ 140,880
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 11,583 53,629
HealthStream, Inc. .................... 6,917 232,619
Phreesia, Inc.
(a)
...................... 15,523 387,454
Schrodinger, Inc.
(a)
.................... 7,357 188,560
Waystar Holding Corp.
(a)
................ 13,144 488,562
3,680,536
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. .............. 34,740 408,890
DiamondRock Hospitality Co. ............. 37,494 275,206
RLJ Lodging Trust .................... 23,911 167,616
Ryman Hospitality Properties, Inc. ......... 9,845 865,868
Sunstone Hotel Investors, Inc. ............ 57,557 480,025
Xenia Hotels & Resorts, Inc. ............. 28,553 304,946
2,502,551
Hotels, Restaurants & Leisure — 4.0%
Aramark ........................... 45,205 1,511,203
BJ's Restaurants, Inc.
(a)
................. 5,324 177,236
Brinker International, Inc.
(a)
.............. 6,160 827,288
Choice Hotels International, Inc.
(b)
.......... 4,837 609,994
Churchill Downs, Inc. .................. 19,893 1,798,526
Dutch Bros, Inc. , Class A
(a)
.............. 31,125 1,859,408
Everi Holdings, Inc.
(a)
.................. 16,873 237,066
First Watch Restaurant Group, Inc.
(a) (b)
....... 9,068 160,141
Global Business Travel Group I
(a)
.......... 34,286 230,059
Hyatt Hotels Corp. , Class A .............. 11,655 1,313,286
Krispy Kreme, Inc. .................... 22,332 91,561
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 1,541 90,734
Life Time Group Holdings, Inc.
(a)
........... 16,746 513,432
Light & Wonder, Inc. , Class A
(a) (b)
.......... 25,430 2,171,213
Lucky Strike Entertainment Corp. , Class A
(b)
... 3,314 31,152
Monarch Casino & Resort, Inc. ............ 3,712 290,241
Norwegian Cruise Line Holdings Ltd.
(a)
....... 119,742 1,919,464
Planet Fitness, Inc. , Class A
(a)
............ 24,512 2,318,590
Portillo's, Inc. , Class A
(a) (b)
............... 6,473 66,931
Red Rock Resorts, Inc. , Class A ........... 7,783 332,334
Rush Street Interactive, Inc. , Class A
(a)
...... 16,335 198,144
Sabre Corp.
(a)
....................... 55,367 131,220
Shake Shack, Inc. , Class A
(a)
............. 10,614 931,272
Six Flags Entertainment Corp. ............ 12,164 418,563
Sweetgreen, Inc. , Class A
(a) (b)
............. 23,723 462,124
Vail Resorts, Inc. ..................... 7,016 976,627
Wendy's Co. (The) .................... 15,946 199,325
Wingstop, Inc. ....................... 8,311 2,193,190
Wyndham Hotels & Resorts, Inc. .......... 10,025 855,133
Wynn Resorts Ltd. .................... 14,801 1,188,668
24,104,125
Household Durables — 1.1%
Cavco Industries, Inc.
(a)
................. 2,246 1,109,187
Century Communities, Inc. .............. 4,129 225,196
Champion Homes, Inc.
(a) (b)
............... 16,062 1,389,363
Dream Finders Homes, Inc. , Class A
(a)
....... 2,256 51,121
Installed Building Products, Inc. ........... 6,734 1,116,699
Legacy Housing Corp.
(a)
................ 1,053 25,614
Somnigroup International, Inc. ............ 21,339 1,302,960
Sonos, Inc.
(a)
........................ 13,643 125,652
TopBuild Corp.
(a)
..................... 4,354 1,287,739
6,633,531
Household Products — 0.2%
Spectrum Brands Holdings, Inc. ........... 7,552 476,531
WD-40 Co. ......................... 3,801 867,997
1,344,528

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. , Class A ............ 3,251 $ 88,915
Clearway Energy, Inc. , Class C ........... 7,438 218,231
Montauk Renewables, Inc.
(a)
............. 18,946 39,787
Ormat Technologies, Inc. ................ 15,112 1,097,131
Sunnova Energy International, Inc.
(a) (b)
....... 10,319 1,945
1,446,009
Industrial REITs — 1.4%
Americold Realty Trust, Inc. .............. 45,177 873,723
EastGroup Properties, Inc. .............. 13,561 2,216,139
First Industrial Realty Trust, Inc. ........... 35,282 1,678,717
Innovative Industrial Properties, Inc. ........ 4,147 225,224
Plymouth Industrial REIT, Inc. ............ 7,360 109,443
Rexford Industrial Realty, Inc. ............ 38,431 1,272,066
STAG Industrial, Inc. .................. 24,446 807,451
Terreno Realty Corp. .................. 26,648 1,501,082
8,683,845
Insurance — 3.1%
Abacus Global Management, Inc.
(a) (b)
........ 10,136 83,723
American Financial Group, Inc. ........... 7,509 951,090
Assured Guaranty Ltd. ................. 9,214 808,344
Baldwin Insurance Group, Inc. (The) , Class A
(a)
. 18,520 770,802
Bowhead Specialty Holdings, Inc.
(a)
......... 2,642 106,182
Employers Holdings, Inc. ................ 1,982 96,305
Enstar Group Ltd.
(a)
................... 1,346 450,116
Goosehead Insurance, Inc. , Class A ........ 6,582 639,836
Hanover Insurance Group, Inc. (The) ....... 5,288 878,337
HCI Group, Inc. ...................... 2,272 332,394
Kinsale Capital Group, Inc.
(b)
............. 6,246 2,718,634
Lemonade, Inc.
(a) (b)
.................... 8,797 257,048
Mercury General Corp. ................. 3,477 192,695
Old Republic International Corp. ........... 26,212 985,571
Oscar Health, Inc. , Class A
(a)
............. 47,314 615,555
Palomar Holdings, Inc.
(a)
................ 7,279 1,055,601
Primerica, Inc. ....................... 6,505 1,704,765
RLI Corp. .......................... 23,075 1,707,781
Root, Inc. , Class A
(a)
................... 970 135,480
Ryan Specialty Holdings, Inc. , Class A ....... 29,639 1,941,651
Safety Insurance Group, Inc. ............. 1,741 133,187
Selective Insurance Group, Inc. ........... 5,321 464,151
Skyward Specialty Insurance Group, Inc.
(a)
.... 5,624 298,578
Tiptree, Inc. ........................ 2,657 59,278
Trupanion, Inc.
(a)
..................... 9,478 346,895
White Mountains Insurance Group Ltd. ...... 416 735,259
18,469,258
Interactive Media & Services — 0.7%
Bumble, Inc. , Class A
(a)
................. 8,351 35,241
Cargurus, Inc. , Class A
(a) (b)
............... 24,161 675,542
Cars.com, Inc.
(a)
...................... 5,151 59,958
Grindr, Inc.
(a)
........................ 6,831 150,077
Match Group, Inc. .................... 70,799 2,099,898
MediaAlpha, Inc. , Class A
(a)
.............. 6,818 57,271
QuinStreet, Inc.
(a)
..................... 14,466 253,444
Rumble, Inc. , Class A
(a) (b)
................ 23,559 181,875
Taboola.com Ltd.
(a)
.................... 20,141 59,416
TripAdvisor, Inc.
(a) (b)
................... 16,968 211,252
Vimeo, Inc.
(a) (b)
....................... 42,939 216,413
Webtoon Entertainment, Inc.
(a)
............ 2,193 19,737
Yelp, Inc.
(a)
......................... 13,897 487,507
ZipRecruiter, Inc. , Class A
(a)
.............. 6,033 31,130
4,538,761
Security
Shares
Shares Value
IT Services — 0.4%
Couchbase, Inc.
(a)
.................... 10,050 $ 177,282
DigitalOcean Holdings, Inc.
(a)
............. 9,469 292,592
EPAM Systems, Inc.
(a)
.................. 7,776 1,220,132
Fastly, Inc. , Class A
(a)
.................. 35,474 203,976
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 18,013 255,064
Hackett Group, Inc. (The) ............... 5,030 128,466
2,277,512
Leisure Products — 0.5%
Acushnet Holdings Corp. ................ 3,576 236,803
Brunswick Corp. ..................... 8,973 413,207
Funko, Inc. , Class A
(a)
.................. 5,388 21,606
Hasbro, Inc. ........................ 18,981 1,174,924
Latham Group, Inc.
(a)
.................. 6,489 35,462
Mattel, Inc.
(a) (b)
....................... 43,978 698,810
Topgolf Callaway Brands Corp.
(a)
.......... 19,127 126,429
YETI Holdings, Inc.
(a)
.................. 14,845 423,825
3,131,066
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. , Class A
(a)
............ 11,670 96,511
Azenta, Inc.
(a) (b)
...................... 11,197 294,929
BioLife Solutions, Inc.
(a) (b)
................ 10,235 246,766
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 3,579 873,562
Bruker Corp. ........................ 17,234 690,394
Charles River Laboratories International, Inc.
(a)
. 5,532 656,206
Fortrea Holdings, Inc.
(a) (b)
................ 6,717 41,847
Maravai LifeSciences Holdings, Inc. , Class A
(a)
. 31,215 63,054
Medpace Holdings, Inc.
(a) (b)
.............. 7,090 2,186,485
Mesa Laboratories, Inc. ................ 514 59,239
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 1,386 —
Repligen Corp.
(a)
..................... 14,765 2,037,422
Sotera Health Co.
(a)
................... 36,201 416,312
Standard BioTools, Inc.
(a)
................ 87,939 97,612
Tempus AI, Inc.
(a) (b)
.................... 22,520 1,163,608
8,923,947
Machinery — 6.0%
Alamo Group, Inc. .................... 1,662 277,521
Albany International Corp. , Class A ......... 4,175 274,548
Allison Transmission Holdings, Inc. ......... 13,637 1,257,877
Blue Bird Corp.
(a)
..................... 4,694 163,680
Chart Industries, Inc.
(a) (b)
................ 12,076 1,630,018
Crane Co. .......................... 9,379 1,509,831
Donaldson Co., Inc. ................... 34,036 2,237,186
Energy Recovery, Inc.
(a)
................ 16,133 249,255
Enerpac Tool Group Corp. , Class A
(b)
........ 15,324 618,630
Enpro, Inc. ......................... 3,606 538,736
Esab Corp. ......................... 11,009 1,322,401
ESCO Technologies, Inc. ............... 7,170 1,121,747
Federal Signal Corp. .................. 17,165 1,397,746
Flowserve Corp. ..................... 25,754 1,164,853
Franklin Electric Co., Inc. ............... 11,365 965,570
Gorman-Rupp Co. (The) ................ 5,750 206,195
Greenbrier Cos., Inc. (The) .............. 3,969 168,365
Helios Technologies, Inc. ................ 4,100 111,766
ITT, Inc. ........................... 23,150 3,172,013
JBT Marel Corp. ..................... 9,372 986,497
Kadant, Inc. ........................ 3,294 971,730
Lincoln Electric Holdings, Inc. ............ 16,145 2,844,749
Lindsay Corp. ....................... 1,345 173,586
Middleby Corp. (The)
(a) (b)
................ 4,883 651,148
Miller Industries, Inc. .................. 1,891 77,172
Mueller Industries, Inc. ................. 17,267 1,270,161
Mueller Water Products, Inc. , Class A ....... 44,091 1,156,948

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Oshkosh Corp. ...................... 5,978 $ 500,717
Proto Labs, Inc.
(a)
..................... 3,697 129,987
RBC Bearings, Inc.
(a)
.................. 8,737 2,870,716
REV Group, Inc. ..................... 4,283 140,054
SPX Technologies, Inc.
(a)
................ 12,989 1,742,474
Standex International Corp. .............. 1,739 245,929
Symbotic, Inc. , Class A
(a) (b)
............... 11,845 255,615
Tennant Co. ........................ 2,051 148,000
Timken Co. (The) ..................... 6,702 430,604
Toro Co. (The) ....................... 17,838 1,217,979
Trinity Industries, Inc. .................. 11,399 286,115
Wabash National Corp. ................. 4,357 30,107
Watts Water Technologies, Inc. , Class A ...... 7,698 1,599,259
36,117,485
Marine Transportation — 0.4%
Kirby Corp.
(a)
........................ 16,433 1,583,648
Matson, Inc. ........................ 5,491 599,013
2,182,661
Media — 0.8%
Ibotta, Inc. , Class A
(a) (b)
................. 1,810 88,328
Integral Ad Science Holding Corp.
(a) (b)
....... 20,152 142,475
Liberty Broadband Corp. , Class A
(a)
......... 2,747 244,620
Liberty Broadband Corp. , Class C, NVS
(a)
.... 17,692 1,599,180
Magnite, Inc.
(a) (b)
...................... 23,991 285,253
New York Times Co. (The) , Class A ......... 44,010 2,291,160
PubMatic, Inc. , Class A
(a)
................ 11,972 116,966
TechTarget, Inc.
(a) (b)
................... 2,809 22,388
TEGNA, Inc. ........................ 16,616 269,678
5,060,048
Metals & Mining — 1.8%
ATI, Inc.
(a)
.......................... 39,747 2,161,442
Carpenter Technology Corp. ............. 13,840 2,707,242
Century Aluminum Co.
(a)
................ 14,393 236,189
Coeur Mining, Inc.
(a)
................... 92,917 515,689
Hecla Mining Co.
(b)
.................... 95,692 547,358
Ivanhoe Electric, Inc.
(a) (b)
................ 11,505 72,482
Materion Corp. ...................... 3,616 300,164
MP Materials Corp. , Class A
(a) (b)
........... 26,991 660,200
Royal Gold, Inc. ...................... 18,560 3,391,098
10,591,864
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc. .............. 10,608 26,096
Ellington Financial, Inc. ................. 9,982 130,065
156,161
Office REITs — 0.1%
COPT Defense Properties ............... 13,763 359,352
Oil, Gas & Consumable Fuels — 0.9%
Antero Midstream Corp. ................ 28,582 473,032
Antero Resources Corp.
(a)
............... 56,319 1,961,591
BKV Corp.
(a)
........................ 1,631 29,570
Centrus Energy Corp. , Class A
(a) (b)
......... 3,745 259,491
Clean Energy Fuels Corp.
(a) (b)
............. 14,629 21,212
CNX Resources Corp.
(a) (b)
............... 23,888 703,024
Core Natural Resources, Inc.
(b)
............ 6,176 445,969
DT Midstream, Inc. .................... 10,728 1,042,762
HighPeak Energy, Inc.
(b)
................ 2,094 16,773
Kinetik Holdings, Inc. , Class A ............ 2,643 109,262
New Fortress Energy, Inc. , Class A
(b)
........ 19,029 103,327
Uranium Energy Corp.
(a) (b)
............... 105,794 555,418
5,721,431
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 11,584 $ 999,815
Passenger Airlines — 0.2%
(a)
Frontier Group Holdings, Inc.
(b)
............ 24,650 73,457
JetBlue Airways Corp. .................. 35,363 154,183
Joby Aviation, Inc. , Class A
(b)
............. 50,078 315,491
SkyWest, Inc. ....................... 7,434 662,890
Sun Country Airlines Holdings, Inc. ......... 5,059 49,578
1,255,599
Personal Care Products — 0.8%
BellRing Brands, Inc.
(a)
................. 36,813 2,839,755
Coty, Inc. , Class A
(a)
................... 47,377 239,254
elf Beauty, Inc.
(a)
..................... 14,959 925,513
Interparfums, Inc. ..................... 5,083 555,064
4,559,586
Pharmaceuticals — 1.1%
(a)
Amphastar Pharmaceuticals, Inc. .......... 10,777 263,067
ANI Pharmaceuticals, Inc. ............... 5,125 362,953
Arvinas, Inc. ........................ 9,010 86,676
Avadel Pharmaceuticals plc , ADR .......... 26,164 232,598
Axsome Therapeutics, Inc. .............. 11,107 1,247,205
Cassava Sciences, Inc.
(b)
............... 7,520 11,731
Corcept Therapeutics, Inc. ............... 27,849 2,001,786
CorMedix, Inc.
(b)
...................... 16,751 153,942
Edgewise Therapeutics, Inc.
(b)
............ 10,875 178,350
Evolus, Inc. ......................... 14,235 162,279
EyePoint Pharmaceuticals, Inc. ........... 7,358 50,182
Harmony Biosciences Holdings, Inc. ........ 4,414 130,081
Innoviva, Inc. ....................... 6,648 124,251
Ligand Pharmaceuticals, Inc.
(b)
............ 3,619 397,583
Liquidia Corp.
(b)
...................... 14,529 202,970
Ocular Therapeutix, Inc. ................ 30,667 254,536
Prestige Consumer Healthcare, Inc. ........ 5,266 427,757
Scilex Holding Co. , (Acquired 04/15/25 , cost
$ 157,724 )
(e)
...................... 430 1,954
Tarsus Pharmaceuticals, Inc. ............. 4,576 237,540
Tilray Brands, Inc. , Class 2
(b)
............. 94,078 45,637
WaVe Life Sciences Ltd. ................ 28,696 221,533
6,794,611
Professional Services — 3.8%
Barrett Business Services, Inc. ............ 4,466 181,141
CACI International, Inc. , Class A
(a)
......... 4,523 2,070,946
CBIZ, Inc.
(a) (b)
........................ 13,295 905,389
Clarivate plc
(a)
....................... 33,048 142,437
CRA International, Inc. ................. 1,874 303,963
Dayforce, Inc.
(a)
...................... 43,987 2,545,528
ExlService Holdings, Inc.
(a)
.............. 45,691 2,215,100
Exponent, Inc. ....................... 14,301 1,125,203
FTI Consulting, Inc.
(a)
.................. 10,010 1,664,463
Heidrick & Struggles International, Inc. ...... 2,106 82,176
Huron Consulting Group, Inc.
(a)
............ 5,064 682,577
ICF International, Inc. .................. 5,320 451,987
Insperity, Inc. ........................ 10,128 658,421
KBR, Inc. .......................... 37,995 2,006,516
Kforce, Inc. ......................... 2,342 89,464
Korn Ferry ......................... 6,588 406,480
Legalzoom.com, Inc.
(a)
................. 31,689 231,963
Maximus, Inc. ....................... 5,191 347,589
NV5 Global, Inc.
(a)
.................... 9,459 175,464
Parsons Corp.
(a)
...................... 13,225 884,223
Paylocity Holding Corp.
(a)
............... 12,332 2,368,977
Robert Half, Inc. ..................... 19,613 868,856
Science Applications International Corp. ..... 4,463 540,157

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
UL Solutions, Inc. , Class A ............... 11,872 $ 678,960
Verra Mobility Corp. , Class A
(a)
............ 46,716 1,018,409
Willdan Group, Inc.
(a)
.................. 2,205 86,436
22,732,825
Real Estate Management & Development — 0.2%
eXp World Holdings, Inc.
(b)
............... 22,467 205,798
Forestar Group, Inc.
(a)
.................. 1,647 31,721
Howard Hughes Holdings, Inc.
(a)
........... 5,481 364,651
Landbridge Co. LLC , Class A
(b)
............ 3,259 236,114
St. Joe Co. (The) ..................... 10,894 461,034
1,299,318
Residential REITs — 0.2%
Apartment Investment & Management Co. , Class
A ............................. 16,641 131,630
Independence Realty Trust, Inc. ........... 31,889 619,603
NexPoint Residential Trust, Inc. ........... 2,643 98,531
UMH Properties, Inc. .................. 8,674 153,270
Veris Residential, Inc. .................. 9,009 139,820
1,142,854
Retail REITs — 1.2%
Acadia Realty Trust ................... 11,717 223,795
Agree Realty Corp. ................... 15,440 1,198,298
Alexander's, Inc. ..................... 245 50,568
Brixmor Property Group, Inc. ............. 31,727 790,320
Curbline Properties Corp. ............... 16,951 388,008
Federal Realty Investment Trust ........... 11,126 1,046,067
Getty Realty Corp. .................... 5,329 149,159
InvenTrust Properties Corp. .............. 9,707 270,437
Kite Realty Group Trust ................. 37,604 814,127
NETSTREIT Corp. .................... 13,627 221,711
NNN REIT, Inc. ...................... 14,643 601,974
Phillips Edison & Co., Inc. ............... 16,636 577,269
SITE Centers Corp. ................... 4,692 55,553
Tanger, Inc. ......................... 20,642 650,429
Urban Edge Properties ................. 24,467 442,119
Whitestone REIT ..................... 5,925 77,262
7,557,096
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc. , Class A
(a)
............ 7,281 141,761
Allegro MicroSystems, Inc.
(a)
............. 34,852 664,628
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,982 74,981
Ambarella, Inc.
(a)
..................... 11,467 550,301
Amkor Technology, Inc. ................. 13,190 230,165
Axcelis Technologies, Inc.
(a) (b)
............. 5,705 279,431
Cirrus Logic, Inc.
(a)
.................... 6,177 593,239
Cohu, Inc.
(a)
........................ 13,408 214,528
Credo Technology Group Holding Ltd.
(a)
...... 37,665 1,621,478
Diodes, Inc.
(a)
....................... 3,895 149,568
FormFactor, Inc.
(a)
.................... 22,011 619,390
Ichor Holdings Ltd.
(a)
................... 9,327 184,488
Impinj, Inc.
(a) (b)
....................... 6,307 581,064
indie Semiconductor, Inc. , Class A
(a) (b)
....... 43,399 86,364
Kulicke & Soffa Industries, Inc. ............ 8,451 272,376
Lattice Semiconductor Corp.
(a) (b)
........... 38,888 1,902,790
MACOM Technology Solutions Holdings, Inc.
(a) (b)
16,136 1,674,110
MaxLinear, Inc.
(a)
..................... 6,682 66,753
MKS Instruments, Inc. ................. 8,845 620,388
Onto Innovation, Inc.
(a)
................. 13,844 1,688,553
PDF Solutions, Inc.
(a)
.................. 8,736 160,306
Power Integrations, Inc. ................ 10,396 510,652
Qorvo, Inc.
(a)
........................ 10,585 758,627
Rambus, Inc.
(a)
...................... 30,363 1,481,411
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)
..................... 24,137 $ 754,281
Silicon Laboratories, Inc.
(a)
............... 8,928 908,513
SiTime Corp.
(a) (b)
..................... 5,190 762,203
Synaptics, Inc.
(a)
..................... 5,333 296,835
Ultra Clean Holdings, Inc.
(a) (b)
............. 6,424 120,161
Universal Display Corp. ................ 13,315 1,672,763
Veeco Instruments, Inc.
(a)
............... 10,082 188,533
19,830,641
Software — 9.8%
A10 Networks, Inc. .................... 19,794 326,205
ACI Worldwide, Inc.
(a)
.................. 29,703 1,584,952
Agilysys, Inc.
(a)
...................... 6,501 483,349
Alarm.com Holdings, Inc.
(a)
.............. 14,009 750,882
Alkami Technology, Inc.
(a)
............... 12,882 343,821
Amplitude, Inc. , Class A
(a)
............... 21,156 194,424
Appfolio, Inc. , Class A
(a)
................ 6,079 1,255,435
Appian Corp. , Class A
(a)
................ 9,682 300,626
Asana, Inc. , Class A
(a)
.................. 24,914 402,112
AvePoint, Inc. , Class A
(a)
................ 25,589 418,380
BILL Holdings, Inc.
(a) (b)
.................. 27,664 1,260,648
Blackbaud, Inc.
(a)
..................... 8,441 511,018
BlackLine, Inc.
(a) (b)
.................... 5,743 271,242
Blend Labs, Inc. , Class A
(a)
.............. 49,494 165,805
Box, Inc. , Class A
(a) (b)
.................. 41,016 1,280,520
Braze, Inc. , Class A
(a) (b)
................. 19,477 606,319
C3.ai, Inc. , Class A
(a) (b)
................. 16,706 367,699
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 126,930 1,175,372
Cipher Mining, Inc.
(a)
................... 68,409 194,966
Cleanspark, Inc.
(a) (b)
................... 76,839 627,775
Clear Secure, Inc. , Class A .............. 25,884 638,817
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 57,683 1,311,711
Commvault Systems, Inc.
(a)
.............. 12,352 2,064,390
Confluent, Inc. , Class A
(a) (b)
.............. 68,202 1,623,890
Core Scientific, Inc.
(a)
.................. 69,219 560,674
Daily Journal Corp.
(a) (b)
................. 235 89,060
Digimarc Corp.
(a)
..................... 4,224 55,292
Dolby Laboratories, Inc. , Class A .......... 16,684 1,281,164
DoubleVerify Holdings, Inc.
(a)
............. 40,873 541,976
Dropbox, Inc. , Class A
(a)
................ 30,361 866,807
Elastic NV
(a)
........................ 24,158 2,082,420
EverCommerce, Inc.
(a)
................. 5,971 58,277
Five9, Inc.
(a)
........................ 20,833 523,742
Freshworks, Inc. , Class A
(a)
.............. 55,291 816,648
Gitlab, Inc. , Class A
(a) (b)
................. 36,220 1,690,387
Informatica, Inc. , Class A
(a)
.............. 25,755 484,967
Intapp, Inc.
(a)
........................ 15,427 837,069
InterDigital, Inc. ...................... 7,078 1,422,678
Jamf Holding Corp.
(a)
.................. 15,671 181,313
JFrog Ltd.
(a) (b)
....................... 21,997 742,839
Klaviyo, Inc. , Class A
(a) (b)
................ 23,659 720,180
Life360, Inc.
(a)
....................... 19,880 852,852
LiveRamp Holdings, Inc.
(a)
............... 6,736 176,214
MARA Holdings, Inc.
(a) (b)
................ 94,351 1,261,473
Meridianlink, Inc.
(a)
.................... 6,831 115,512
N-able, Inc.
(a)
........................ 20,446 144,349
nCino, Inc.
(a) (b)
....................... 21,490 498,568
NextNav, Inc.
(a)
...................... 15,113 187,703
OneSpan, Inc. ....................... 5,529 82,216
Onestream, Inc.
(a) (b)
................... 13,452 287,873
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 3,966 43,467
PagerDuty, Inc.
(a)
..................... 14,201 220,258
Pegasystems, Inc. .................... 11,653 1,073,008
Procore Technologies, Inc.
(a) (b)
............ 24,336 1,559,694
Progress Software Corp. ................ 4,642 278,334

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PROS Holdings, Inc.
(a)
................. 12,390 $ 211,621
Q2 Holdings, Inc.
(a)
.................... 16,327 1,293,915
Qualys, Inc.
(a)
....................... 10,376 1,304,367
Rapid7, Inc.
(a)
....................... 17,511 413,610
RingCentral, Inc. , Class A
(a)
.............. 9,846 251,073
Riot Platforms, Inc.
(a) (b)
................. 87,027 630,075
Rubrik, Inc. , Class A
(a)
.................. 22,169 1,563,580
Samsara, Inc. , Class A
(a) (b)
............... 70,710 2,804,359
SEMrush Holdings, Inc. , Class A
(a)
......... 3,097 31,837
SentinelOne, Inc. , Class A
(a)
.............. 77,455 1,432,918
SoundHound AI, Inc. , Class A
(a) (b)
.......... 99,638 925,637
Sprinklr, Inc. , Class A
(a)
................. 31,197 239,905
Sprout Social, Inc. , Class A
(a)
............. 13,742 287,345
SPS Commerce, Inc.
(a)
................. 10,325 1,481,741
Tenable Holdings, Inc.
(a)
................ 33,639 1,028,344
Teradata Corp.
(a) (b)
.................... 14,869 319,683
Terawulf, Inc.
(a) (b)
..................... 83,679 232,628
UiPath, Inc. , Class A
(a) (b)
................ 125,113 1,493,849
Unity Software, Inc.
(a) (b)
................. 51,729 1,089,930
Varonis Systems, Inc.
(a)
................. 31,273 1,339,735
Vertex, Inc. , Class A
(a)
.................. 18,204 728,706
Weave Communications, Inc.
(a)
........... 9,950 105,470
Workiva, Inc. , Class A
(a)
................. 14,351 1,080,200
Yext, Inc.
(a)
......................... 32,431 220,531
Zeta Global Holdings Corp. , Class A
(a)
....... 53,023 692,480
59,100,911
Specialized REITs — 0.7%
CubeSmart ......................... 26,432 1,074,989
Four Corners Property Trust, Inc. .......... 8,873 248,000
Lamar Advertising Co. , Class A ........... 13,437 1,529,265
National Storage Affiliates Trust ........... 8,628 320,962
PotlatchDeltic Corp. ................... 8,297 318,522
Rayonier, Inc. ....................... 18,184 444,781
Safehold, Inc. ....................... 8,965 141,199
4,077,718
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(a)
......... 14,061 976,115
American Eagle Outfitters, Inc. ............ 24,485 257,827
Arko Corp. ......................... 6,928 27,885
Boot Barn Holdings, Inc.
(a)
............... 5,159 538,290
Camping World Holdings, Inc. , Class A ...... 6,398 77,160
Chewy, Inc. , Class A
(a)
................. 47,746 1,790,475
EVgo, Inc. , Class A
(a) (b)
................. 13,764 37,989
Five Below, Inc.
(a)
..................... 8,566 650,074
GameStop Corp. , Class A
(a) (b)
............. 31,415 875,222
Gap, Inc. (The) ...................... 25,841 565,918
Guess?, Inc. ........................ 2,325 26,156
Murphy USA, Inc. .................... 2,950 1,470,781
National Vision Holdings, Inc.
(a)
........... 8,374 103,419
Revolve Group, Inc. , Class A
(a)
............ 10,798 214,664
RH
(a)
............................. 2,898 533,319
Shoe Carnival, Inc. .................... 1,590 27,634
Valvoline, Inc.
(a)
...................... 36,354 1,245,488
Warby Parker, Inc. , Class A
(a)
............. 17,119 282,635
Winmark Corp. ...................... 818 294,488
9,995,539
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A ............. 3,911 42,982
IonQ, Inc.
(a) (b)
........................ 54,157 1,487,151
1,530,133
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co. ............... 3,735 $ 232,205
Figs, Inc. , Class A
(a) (b)
.................. 18,962 76,417
Kontoor Brands, Inc. ................... 7,968 479,275
Ralph Lauren Corp. , Class A ............. 6,265 1,409,312
Skechers USA, Inc. , Class A
(a)
............ 22,536 1,082,178
Steven Madden Ltd. ................... 6,733 141,393
3,420,780
Tobacco — 0.0%
Turning Point Brands, Inc. ............... 4,764 292,414
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ........ 10,916 2,655,645
BlueLinx Holdings, Inc.
(a)
................ 1,102 71,784
Core & Main, Inc. , Class A
(a) (b)
............ 20,816 1,096,587
Distribution Solutions Group, Inc.
(a)
......... 3,004 78,224
DNOW, Inc.
(a)
....................... 13,778 218,657
DXP Enterprises, Inc.
(a)
................. 2,023 178,955
GATX Corp. ........................ 4,194 612,156
Global Industrial Co. ................... 1,876 48,176
Herc Holdings, Inc. .................... 4,552 498,171
McGrath RentCorp .................... 6,879 733,783
MSC Industrial Direct Co., Inc. , Class A ...... 3,948 301,943
QXO, Inc.
(b)
......................... 106,005 1,414,107
Rush Enterprises, Inc. , Class A ........... 7,107 362,386
Rush Enterprises, Inc. , Class B ........... 881 50,957
SiteOne Landscape Supply, Inc.
(a) (b)
......... 6,345 728,469
Transcat, Inc.
(a)
...................... 2,603 206,496
WESCO International, Inc. ............... 4,739 772,267
Willis Lease Finance Corp. .............. 299 46,261
Xometry, Inc. , Class A
(a)
................ 7,970 204,351
10,279,375
Water Utilities — 0.2%
American States Water Co. .............. 6,477 525,350
California Water Service Group ........... 7,931 401,705
Middlesex Water Co. .................. 2,618 165,248
SJW Group ......................... 2,324 131,864
1,224,167
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
....................... 6,363 48,168
Total Common Stocks — 99 .8%
(Cost: $ 581,556,855 ) .............................. 602,894,021
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(a) (d)
............... 4,215 4,763
Total Rights — 0.0%
(Cost: $ 2,729 ) .................................. 4,763
Total Long-Term Investments — 99.8%
(Cost: $ 581,559,584 ) .............................. 602,898,784

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.0%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(h)
................... 83,574,297 $ 83,607,728
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 886,434 886,434
Total Short-Term Securities — 14 .0%
(Cost: $ 84,458,341 ) ............................... 84,494,162
Total Investments — 113 .8%
(Cost: $ 666,017,925 ) .............................. 687,392,946
Liabilities in Excess of Other Assets — (13.8) % ............ (83,579,657)
Net Assets — 100.0% ...............................
$ 603,813,289
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,954, representing less than 0.05% of its net assets as of period end, and an original cost of $157,724.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 72,386,907 $ 11,213,799
(a)
$ — $ (1,780) $ 8,802 $ 83,607,728 83,574,297 $ 446,449
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 651,228 235,206
(a)
— — — 886,434 886,434 52,371 —
$ (1,780) $ 8,802 $ 84,494,162 $ 498,820 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 06/20/25 $ 886 $ 16,873

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 16,873 $ — $ — $ — $ 16,873
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (721,085) $ — $ — $ — $ (721,085)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 55,516 $ — $ — $ — $ 55,516
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,014,598
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 602,892,067 $ 1,954 $ — $ 602,894,021
Rights ................................................ — — 4,763 4,763
Short-Term Securities
Money Market Funds ...................................... 84,494,162 — — 84,494,162
$ 687,386,229 $ 1,954 $ 4,763 $ 687,392,946
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 16,873 $ — $ — $ 16,873
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a) (b)
....................... 4,736 $ 253,187
Archer Aviation, Inc. , Class A
(b)
............ 38,918 324,187
Huntington Ingalls Industries, Inc. .......... 7,695 1,772,466
Mercury Systems, Inc.
(b)
................ 6,263 313,150
Moog, Inc. , Class A ................... 1,586 265,258
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
.. 13,553 487,908
Triumph Group, Inc.
(b)
.................. 6,794 172,568
V2X, Inc.
(b)
......................... 2,388 118,827
3,707,551
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 10,584 944,304
Forward Air Corp.
(b)
................... 4,846 71,333
GXO Logistics, Inc.
(a) (b)
................. 12,584 456,044
Hub Group, Inc. , Class A ................ 11,889 375,574
1,847,255
Automobile Components — 1.6%
Adient plc
(b)
......................... 17,471 221,008
American Axle & Manufacturing Holdings, Inc.
(b)
13,504 51,585
Autoliv, Inc. ......................... 9,084 846,901
BorgWarner, Inc. ..................... 44,007 1,248,919
Dana, Inc. .......................... 25,159 345,685
Dorman Products, Inc.
(b)
................ 2,095 237,363
Fox Factory Holding Corp.
(b)
.............. 4,925 100,027
Garrett Motion, Inc. ................... 19,096 176,065
Gentherm, Inc.
(b)
..................... 2,623 68,224
Goodyear Tire & Rubber Co. (The)
(b)
........ 54,729 595,451
LCI Industries ....................... 2,997 231,009
Lear Corp. ......................... 11,047 947,280
Mobileye Global, Inc. , Class A
(a) (b)
.......... 11,139 162,407
Patrick Industries, Inc. ................. 3,858 296,989
Phinia, Inc. ......................... 8,164 327,785
QuantumScape Corp. , Class A
(a) (b)
......... 69,134 270,314
Standard Motor Products, Inc. ............ 3,856 104,498
Visteon Corp.
(b)
...................... 5,369 425,171
6,656,681
Automobiles — 0.9%
Harley-Davidson, Inc. .................. 21,848 489,832
Lucid Group, Inc.
(a) (b)
................... 132,553 332,708
Rivian Automotive, Inc. , Class A
(a) (b)
......... 165,233 2,257,083
Thor Industries, Inc. ................... 4,861 352,034
Winnebago Industries, Inc. .............. 5,556 176,792
3,608,449
Banks — 13.7%
1st Source Corp. ..................... 3,673 220,196
Amalgamated Financial Corp. ............ 1,822 51,308
Amerant Bancorp, Inc. , Class A ........... 6,915 116,449
Ameris Bancorp ...................... 7,214 422,740
Associated Banc-Corp. ................. 32,213 710,619
Atlantic Union Bankshares Corp. .......... 25,764 713,663
Axos Financial, Inc.
(b)
.................. 4,435 281,534
Banc of California, Inc. ................. 27,675 373,059
BancFirst Corp. ...................... 2,066 243,416
Bank First Corp. ..................... 888 96,952
Bank of Hawaii Corp. .................. 7,609 503,031
Bank OZK ......................... 21,062 897,241
BankUnited, Inc. ..................... 14,166 463,370
Banner Corp. ....................... 6,227 380,719
Berkshire Hills Bancorp, Inc. ............. 8,093 200,949
BOK Financial Corp. ................... 4,546 423,551
Brookline Bancorp, Inc. ................. 17,078 178,294
Burke & Herbert Financial Services Corp. .... 2,713 151,684
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. ........... 5,727 $ 132,007
Byline Bancorp, Inc. ................... 5,583 142,590
Cadence Bank ...................... 32,085 938,807
Capitol Federal Financial, Inc. ............ 24,425 138,490
Cathay General Bancorp ................ 12,734 530,880
Central Pacific Financial Corp. ............ 4,208 108,104
City Holding Co. ..................... 1,783 206,596
Coastal Financial Corp.
(a) (b)
.............. 1,200 98,580
Columbia Banking System, Inc. ........... 40,623 910,768
Columbia Financial, Inc.
(b)
............... 4,307 58,015
Comerica, Inc. ....................... 25,692 1,380,945
Commerce Bancshares, Inc. ............. 26,003 1,579,422
Community Financial System, Inc. ......... 10,160 554,634
Community Trust Bancorp, Inc. ........... 3,245 158,875
ConnectOne Bancorp, Inc. .............. 7,335 165,258
Cullen/Frost Bankers, Inc. ............... 11,741 1,367,474
Customers Bancorp, Inc.
(b)
............... 5,762 288,100
CVB Financial Corp. ................... 25,640 475,366
Dime Community Bancshares, Inc. ......... 8,228 211,377
Eagle Bancorp, Inc. ................... 5,621 100,897
Eastern Bankshares, Inc. ............... 20,093 299,788
Enterprise Financial Services Corp. ........ 7,389 384,376
Equity Bancshares, Inc. , Class A .......... 2,833 109,042
FB Financial Corp. .................... 7,180 305,581
First Bancorp ....................... 37,604 899,793
First Busey Corp. ..................... 17,315 359,979
First Commonwealth Financial Corp. ........ 19,600 300,272
First Community Bankshares, Inc. ......... 3,266 123,063
First Financial Bancorp ................. 18,277 423,113
First Financial Bankshares, Inc. ........... 15,978 535,423
First Hawaiian, Inc. ................... 24,843 567,911
First Horizon Corp. .................... 100,991 1,825,917
First Interstate BancSystem, Inc. , Class A .... 18,610 487,489
First Merchants Corp. .................. 11,465 408,613
First Mid Bancshares, Inc. ............... 4,428 148,028
Five Star Bancorp .................... 3,240 89,683
Flagstar Financial, Inc.
(a)
................ 59,116 692,248
FNB Corp. ......................... 69,944 915,567
Fulton Financial Corp. .................. 33,526 559,214
German American Bancorp, Inc. ........... 4,116 156,038
Glacier Bancorp, Inc. .................. 22,220 905,687
Great Southern Bancorp, Inc. ............. 1,926 105,930
Hancock Whitney Corp. ................ 16,684 869,070
Heritage Commerce Corp. ............... 12,887 116,499
Heritage Financial Corp. ................ 6,563 149,768
Hilltop Holdings, Inc. ................... 9,160 270,495
Home BancShares, Inc. ................ 22,005 610,639
Hope Bancorp, Inc. ................... 22,379 223,119
Horizon Bancorp, Inc. .................. 9,177 134,718
Independent Bank Corp. ................ 12,075 601,139
International Bancshares Corp. ........... 5,335 325,648
Lakeland Financial Corp. ................ 2,679 149,140
Mercantile Bank Corp. ................. 3,317 140,342
Metrocity Bankshares, Inc. .............. 2,209 60,902
Metropolitan Bank Holding Corp.
(b)
......... 2,063 127,762
MidWestOne Financial Group, Inc. ......... 3,401 94,344
National Bank Holdings Corp. , Class A ...... 7,248 262,088
NBT Bancorp, Inc. .................... 9,021 381,949
Nicolet Bankshares, Inc. ................ 1,670 195,073
Northwest Bancshares, Inc. .............. 23,442 289,509
OceanFirst Financial Corp. .............. 11,879 196,716
OFG Bancorp ....................... 8,471 333,334
Old National Bancorp .................. 62,114 1,278,927
Old Second Bancorp, Inc. ............... 9,127 144,115
Origin Bancorp, Inc. ................... 5,957 190,862

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Orrstown Financial Services, Inc. .......... 3,888 $ 116,523
Pacific Premier Bancorp, Inc. ............. 18,430 374,866
Park National Corp. ................... 2,827 424,333
Pathward Financial, Inc. ................ 2,274 180,487
Peoples Bancorp, Inc. ................. 7,115 206,406
Pinnacle Financial Partners, Inc. ........... 14,979 1,501,495
Popular, Inc. ........................ 13,794 1,316,224
Preferred Bank ...................... 1,197 95,592
Prosperity Bancshares, Inc. .............. 18,511 1,256,897
Provident Financial Services, Inc. .......... 22,186 363,185
QCR Holdings, Inc. ................... 1,875 121,781
Renasant Corp. ...................... 17,673 566,773
Republic Bancorp, Inc. , Class A ........... 1,059 71,853
S&T Bancorp, Inc. .................... 7,354 267,980
Seacoast Banking Corp. of Florida ......... 6,507 154,281
ServisFirst Bancshares, Inc. ............. 4,569 325,404
Simmons First National Corp. , Class A ...... 23,906 446,086
Southside Bancshares, Inc. .............. 5,791 163,248
SouthState Corp. ..................... 18,954 1,644,828
Stellar Bancorp, Inc. ................... 10,153 253,419
Stock Yards Bancorp, Inc. ............... 2,185 159,046
Synovus Financial Corp. ................ 28,515 1,235,270
Texas Capital Bancshares, Inc.
(b)
.......... 2,798 190,684
TFS Financial Corp. ................... 5,045 65,383
Tompkins Financial Corp. ............... 1,634 97,386
Towne Bank ........................ 13,657 449,998
TriCo Bancshares .................... 6,361 245,407
Triumph Financial, Inc.
(b)
................ 2,393 127,834
TrustCo Bank Corp. ................... 3,667 111,660
Trustmark Corp. ..................... 10,403 349,021
UMB Financial Corp. .................. 13,458 1,272,723
United Bankshares, Inc. ................ 27,183 932,105
United Community Banks, Inc. ............ 23,050 636,411
Univest Financial Corp. ................. 6,046 178,599
Valley National Bancorp ................ 92,249 793,341
Veritex Holdings, Inc. .................. 10,144 236,152
WaFd, Inc. ......................... 14,652 418,022
Webster Financial Corp. ................ 33,484 1,583,793
WesBanco, Inc. ...................... 18,472 550,096
Westamerica Bancorp ................. 4,910 237,791
Western Alliance Bancorp ............... 21,295 1,484,474
Wintrust Financial Corp. ................ 8,014 890,916
WSFS Financial Corp. ................. 6,086 313,733
Zions Bancorp NA .................... 28,663 1,288,975
57,425,354
Beverages — 0.5%
MGP Ingredients, Inc. .................. 2,834 83,518
Molson Coors Beverage Co. , Class B ....... 34,004 1,956,250
National Beverage Corp. ................ 2,191 97,280
2,137,048
Biotechnology — 1.4%
(b)
89bio, Inc.
(a)
........................ 19,265 154,505
ACADIA Pharmaceuticals, Inc. ............ 13,850 202,210
Agios Pharmaceuticals, Inc. .............. 10,860 322,433
Akero Therapeutics, Inc. ................ 6,190 282,326
Alkermes plc ........................ 17,599 506,323
AnaptysBio, Inc.
(a)
.................... 896 19,909
Annexon, Inc. ....................... 12,969 24,122
Arbutus Biopharma Corp. ............... 14,086 50,005
Arcellx, Inc. ......................... 3,821 248,174
Arcus Biosciences, Inc. ................. 6,233 54,539
Arrowhead Pharmaceuticals, Inc. .......... 13,253 184,084
Beam Therapeutics, Inc. ................ 17,014 339,089
Security
Shares
Shares Value
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc. ............ 7,828 $ 190,142
CRISPR Therapeutics AG
(a)
.............. 11,049 427,265
Cullinan Therapeutics, Inc. .............. 7,430 61,520
Denali Therapeutics, Inc. ................ 12,432 206,993
Dynavax Technologies Corp. ............. 10,752 126,336
Dyne Therapeutics, Inc. ................ 7,504 88,472
Erasca, Inc. ........................ 36,841 53,788
Gyre Therapeutics, Inc.
(a)
............... 1,956 19,091
Humacyte, Inc.
(a)
..................... 8,896 12,899
Ideaya Biosciences, Inc. ................ 8,012 161,282
Intellia Therapeutics, Inc.
(a)
.............. 11,861 105,207
Iovance Biotherapeutics, Inc.
(a)
............ 43,594 156,503
Ironwood Pharmaceuticals, Inc. , Class A ..... 26,952 25,127
Kiniksa Pharmaceuticals International plc ..... 2,423 65,348
Kura Oncology, Inc. ................... 10,095 66,223
MiMedx Group, Inc. ................... 11,486 79,024
Novavax, Inc.
(a)
...................... 9,706 64,739
Olema Pharmaceuticals, Inc.
(a)
............ 5,098 26,306
ORIC Pharmaceuticals, Inc.
(a)
............ 3,122 17,827
PTC Therapeutics, Inc. ................. 4,833 240,877
Relay Therapeutics, Inc. ................ 15,228 50,709
Revolution Medicines, Inc. ............... 14,824 598,593
Rocket Pharmaceuticals, Inc. ............. 4,799 36,616
Sana Biotechnology, Inc.
(a)
............... 12,122 23,032
Scholar Rock Holding Corp. .............. 3,799 125,025
Stoke Therapeutics, Inc.
(a)
............... 2,755 26,889
Tyra Biosciences, Inc. .................. 2,059 21,208
Vir Biotechnology, Inc. ................. 17,794 108,899
Viridian Therapeutics, Inc.
(a)
.............. 4,390 59,485
Y-mAbs Therapeutics, Inc. ............... 2,132 9,061
Zymeworks, Inc. ..................... 8,500 110,585
5,752,790
Broadline Retail — 0.5%
Dillard's, Inc. , Class A .................. 802 278,021
Etsy, Inc.
(b)
......................... 14,918 648,635
Kohl's Corp. ........................ 21,856 146,435
Macy's, Inc. ........................ 53,914 615,698
Nordstrom, Inc. ...................... 20,837 503,005
Savers Value Village, Inc.
(a) (b)
............. 2,137 20,494
2,212,288
Building Products — 1.1%
A O Smith Corp. ..................... 8,662 587,803
American Woodmark Corp.
(b)
............. 1,966 115,994
Apogee Enterprises, Inc. ................ 2,567 101,833
AZZ, Inc. .......................... 3,502 303,833
Fortune Brands Innovations, Inc. .......... 24,371 1,311,647
Gibraltar Industries, Inc.
(b)
............... 2,560 135,552
Griffon Corp. ........................ 4,093 278,774
Hayward Holdings, Inc.
(a) (b)
............... 10,638 141,805
Janus International Group, Inc.
(b)
.......... 14,703 101,157
JELD-WEN Holding, Inc.
(b)
............... 16,004 88,342
Masterbrand, Inc.
(b)
................... 24,610 299,011
Quanex Building Products Corp. ........... 5,538 91,045
Resideo Technologies, Inc.
(b)
............. 20,364 341,708
UFP Industries, Inc. ................... 6,543 646,776
4,545,280
Capital Markets — 2.2%
Acadian Asset Management, Inc. .......... 2,331 62,797
Affiliated Managers Group, Inc. ........... 2,829 468,567
Artisan Partners Asset Management, Inc. , Class
A ............................. 5,851 216,370
BGC Group, Inc. , Class A ............... 30,566 276,928
Donnelley Financial Solutions, Inc.
(b)
........ 3,529 170,098

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Federated Hermes, Inc. , Class B .......... 16,478 $ 669,172
Franklin Resources, Inc. ................ 55,635 1,043,713
Invesco Ltd. ........................ 63,113 879,164
Janus Henderson Group plc ............. 25,336 841,408
Kayne Anderson BDC, Inc.
(a)
............. 8,087 128,341
Lazard, Inc. ........................ 17,642 686,274
Moelis & Co. , Class A .................. 12,531 671,411
Open Lending Corp. , Class A
(b)
............ 16,886 20,939
P10, Inc. , Class A .................... 4,158 46,029
Piper Sandler Cos. .................... 1,016 244,978
SEI Investments Co. ................... 6,467 506,301
StepStone Group, Inc. , Class A ........... 5,073 253,701
Stifel Financial Corp. .................. 6,899 591,175
StoneX Group, Inc.
(b)
.................. 4,389 388,712
Victory Capital Holdings, Inc. , Class A ....... 3,187 182,583
Virtu Financial, Inc. , Class A .............. 16,496 645,818
Virtus Investment Partners, Inc. ........... 891 136,849
WisdomTree, Inc. ..................... 13,852 120,512
9,251,840
Chemicals — 2.1%
AdvanSix, Inc. ....................... 5,371 115,047
Ashland, Inc. ........................ 5,218 283,807
Avient Corp. ........................ 17,933 597,348
Axalta Coating Systems Ltd.
(b)
............ 19,081 620,133
Cabot Corp. ........................ 4,465 350,681
Chemours Co. (The) ................... 29,037 359,478
Ecovyst, Inc.
(a) (b)
...................... 20,371 121,819
Element Solutions, Inc. ................. 18,518 377,952
FMC Corp. ......................... 10,216 428,255
HB Fuller Co. ....................... 5,397 291,654
Huntsman Corp. ..................... 32,330 430,312
Ingevity Corp.
(b)
...................... 6,445 212,556
Innospec, Inc. ....................... 1,933 172,965
Koppers Holdings, Inc. ................. 4,213 105,578
Kronos Worldwide, Inc. ................. 4,476 34,510
Mativ Holdings, Inc. ................... 10,261 52,434
Minerals Technologies, Inc. .............. 6,399 330,124
Mosaic Co. (The) ..................... 62,277 1,893,221
NewMarket Corp. ..................... 770 473,781
Olin Corp. .......................... 23,404 505,994
Orion SA .......................... 11,082 133,427
PureCycle Technologies, Inc.
(a) (b)
........... 6,867 46,078
Quaker Chemical Corp. ................ 1,625 172,153
Scotts Miracle-Gro Co. (The) ............. 3,014 151,845
Sensient Technologies Corp. ............. 4,272 401,354
Stepan Co. ......................... 2,595 131,203
Tronox Holdings plc ................... 22,751 123,083
8,916,792
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. ................... 5,640 274,894
Brady Corp. , Class A, NVS .............. 4,412 310,119
BrightView Holdings, Inc.
(b)
.............. 5,334 73,182
Brink's Co. (The) ..................... 2,893 258,171
Cimpress plc
(a) (b)
..................... 3,102 130,346
CoreCivic, Inc.
(b)
..................... 21,538 487,620
Deluxe Corp. ........................ 8,044 117,442
Driven Brands Holdings, Inc.
(b)
............ 6,646 109,792
Enviri Corp.
(b)
....................... 14,806 101,717
GEO Group, Inc. (The)
(b)
................ 25,295 791,228
Healthcare Services Group, Inc.
(b)
.......... 14,204 201,839
HNI Corp. .......................... 5,269 222,879
Interface, Inc. ....................... 4,787 89,996
Matthews International Corp. , Class A ....... 5,799 118,590
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
MillerKnoll, Inc. ...................... 9,925 $ 162,770
MSA Safety, Inc. ..................... 2,488 391,661
OPENLANE, Inc.
(b)
.................... 11,531 213,439
Pitney Bowes, Inc. .................... 19,143 166,161
Steelcase, Inc. , Class A ................ 17,458 173,183
UniFirst Corp. ....................... 1,263 225,408
Vestis Corp. ........................ 17,732 155,332
4,775,769
Communications Equipment — 0.5%
(b)
Applied Optoelectronics, Inc.
(a)
............ 5,031 64,346
Ciena Corp. ........................ 16,349 1,097,999
CommScope Holding Co., Inc. ............ 40,122 150,056
Digi International, Inc. .................. 3,215 87,448
NETGEAR, Inc. ...................... 5,767 139,100
NetScout Systems, Inc. ................. 13,204 277,548
Ribbon Communications, Inc.
(a)
........... 12,002 38,526
Viasat, Inc. ......................... 15,217 141,062
Viavi Solutions, Inc. ................... 19,125 202,343
2,198,428
Construction & Engineering — 0.6%
Ameresco, Inc. , Class A
(b)
............... 2,190 23,280
Argan, Inc. ......................... 724 110,866
Fluor Corp.
(b)
........................ 18,346 640,092
Granite Construction, Inc. ............... 2,678 217,695
Great Lakes Dredge & Dock Corp.
(b)
........ 5,408 49,159
Primoris Services Corp. ................ 3,558 213,373
Tutor Perini Corp.
(b)
................... 8,545 183,376
Valmont Industries, Inc. ................. 2,019 592,011
WillScot Holdings Corp. ................ 16,921 425,055
2,454,907
Consumer Finance — 1.7%
Ally Financial, Inc. .................... 52,447 1,712,919
Bread Financial Holdings, Inc. ............ 8,635 409,731
Credit Acceptance Corp.
(a) (b)
.............. 1,144 557,608
Encore Capital Group, Inc.
(b)
............. 4,519 155,454
Enova International, Inc.
(b)
............... 5,057 464,182
EZCORP, Inc. , Class A, NVS
(b)
............ 7,278 119,141
FirstCash Holdings, Inc. ................ 3,977 532,759
LendingTree, Inc.
(b)
.................... 2,202 113,601
Navient Corp. ....................... 14,536 179,956
Nelnet, Inc. , Class A ................... 1,758 186,506
NerdWallet, Inc. , Class A
(b)
............... 7,694 68,938
OneMain Holdings, Inc. ................. 22,024 1,036,670
PRA Group, Inc.
(b)
.................... 7,274 133,114
PROG Holdings, Inc. .................. 8,545 225,246
SLM Corp. ......................... 42,425 1,226,507
World Acceptance Corp.
(a) (b)
.............. 773 99,810
7,222,142
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc. , Class A ............ 75,719 1,664,304
Andersons, Inc. (The) .................. 6,530 246,246
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 11,186 1,315,026
Chefs' Warehouse, Inc. (The)
(b)
........... 3,722 212,042
Grocery Outlet Holding Corp.
(b)
............ 18,733 314,527
Ingles Markets, Inc. , Class A ............. 2,814 173,596
Natural Grocers by Vitamin Cottage, Inc. ..... 1,537 77,096
PriceSmart, Inc. ...................... 2,035 206,532
SpartanNash Co. ..................... 6,616 131,262
United Natural Foods, Inc.
(b)
.............. 11,462 306,150
Walgreens Boots Alliance, Inc. ............ 138,311 1,517,272
Weis Markets, Inc. .................... 2,268 195,025
6,359,078

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 1.5%
Crown Holdings, Inc. .................. 15,306 $ 1,474,427
Graphic Packaging Holding Co. ........... 59,371 1,502,680
Greif, Inc. , Class A, NVS ................ 5,151 270,325
O-I Glass, Inc.
(b)
...................... 30,085 380,876
Sealed Air Corp. ..................... 26,613 733,454
Silgan Holdings, Inc. ................... 15,908 821,648
Sonoco Products Co. .................. 18,915 775,515
TriMas Corp. ........................ 7,827 188,239
6,147,164
Distributors — 0.5%
A-Mark Precious Metals, Inc. ............. 3,266 79,560
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 4,259 53,408
LKQ Corp. ......................... 51,603 1,971,751
2,104,719
Diversified Consumer Services — 0.8%
ADT, Inc. .......................... 58,706 470,822
Adtalem Global Education, Inc.
(a) (b)
......... 2,773 294,493
Frontdoor, Inc.
(b)
...................... 6,402 263,186
Graham Holdings Co. , Class B ............ 668 614,593
H&R Block, Inc. ...................... 13,897 838,962
KinderCare Learning Cos., Inc.
(b)
.......... 2,336 28,639
Laureate Education, Inc.
(b)
............... 13,115 263,218
Mister Car Wash, Inc.
(b)
................. 10,718 73,526
Perdoceo Education Corp. ............... 6,541 164,310
Strategic Education, Inc. ................ 1,972 160,876
Stride, Inc.
(b)
........................ 2,307 328,171
3,500,796
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 5,786 99,404
American Assets Trust, Inc. .............. 6,389 119,666
Armada Hoffler Properties, Inc. ........... 14,691 99,458
Broadstone Net Lease, Inc. .............. 33,446 541,156
Empire State Realty Trust, Inc. , Class A ...... 16,633 118,427
Essential Properties Realty Trust, Inc. ....... 17,384 559,243
Gladstone Commercial Corp. ............. 7,631 107,826
Global Net Lease, Inc. ................. 38,508 290,735
1,935,915
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 18,328 425,393
Cogent Communications Holdings, Inc. ...... 5,349 290,718
Frontier Communications Parent, Inc.
(b)
...... 35,240 1,277,450
IDT Corp. , Class B .................... 1,492 74,973
Liberty Global Ltd. , Class A
(b)
............. 32,779 358,930
Liberty Global Ltd. , Class C, NVS
(b)
......... 29,435 333,793
Liberty Latin America Ltd. , Class A
(b)
........ 6,600 35,772
Liberty Latin America Ltd. , Class C, NVS
(b)
.... 22,307 122,689
Lumen Technologies, Inc.
(b)
.............. 192,745 682,317
Shenandoah Telecommunications Co. ....... 4,801 53,483
3,655,518
Electric Utilities — 2.0%
ALLETE, Inc. ....................... 11,096 726,677
Hawaiian Electric Industries, Inc.
(b)
......... 33,381 350,501
IDACORP, Inc. ...................... 6,893 813,994
MGE Energy, Inc. ..................... 3,735 337,719
OGE Energy Corp. .................... 38,858 1,763,376
Otter Tail Corp. ...................... 8,016 636,310
Pinnacle West Capital Corp. ............. 21,989 2,092,913
Portland General Electric Co. ............. 12,667 533,534
TXNM Energy, Inc. .................... 17,482 930,042
8,185,066
Security
Shares
Shares Value
Electrical Equipment — 0.9%
Acuity, Inc. ......................... 2,157 $ 525,467
Array Technologies, Inc.
(b)
............... 27,208 130,054
Atkore, Inc. ......................... 6,666 425,757
EnerSys ........................... 4,060 351,596
Generac Holdings, Inc.
(b)
................ 4,233 484,170
NEXTracker, Inc. , Class A
(b)
.............. 17,458 708,969
Plug Power, Inc.
(a) (b)
................... 157,426 137,370
Preformed Line Products Co. ............. 278 38,189
Sensata Technologies Holding plc .......... 29,362 628,347
Shoals Technologies Group, Inc. , Class A
(b)
... 32,253 116,433
Sunrun, Inc.
(a) (b)
...................... 42,831 295,106
Thermon Group Holdings, Inc.
(b)
........... 4,472 117,301
3,958,759
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc. .......... 3,805 370,645
Arrow Electronics, Inc.
(b)
................ 10,283 1,145,115
Avnet, Inc. ......................... 17,560 825,144
Bel Fuse, Inc. , Class A ................. 82 5,035
Bel Fuse, Inc. , Class B, NVS ............. 762 50,116
Belden, Inc. ........................ 2,751 283,656
Benchmark Electronics, Inc. ............. 3,654 118,865
Crane NXT Co. ...................... 10,984 515,369
ePlus, Inc.
(b)
........................ 3,677 229,298
Insight Enterprises, Inc.
(b)
............... 3,530 488,128
IPG Photonics Corp.
(b)
................. 5,074 303,882
Knowles Corp.
(b)
..................... 17,728 279,039
Littelfuse, Inc. ....................... 1,936 352,952
OSI Systems, Inc.
(b)
................... 1,472 301,377
PC Connection, Inc. ................... 1,480 91,819
Plexus Corp.
(b)
....................... 2,636 322,725
Sanmina Corp.
(b)
..................... 7,335 563,255
ScanSource, Inc.
(b)
.................... 5,006 165,148
TD SYNNEX Corp. .................... 9,640 1,068,112
TTM Technologies, Inc.
(b)
................ 19,827 396,937
Vishay Intertechnology, Inc. .............. 21,986 285,598
Vontier Corp. ........................ 18,276 581,360
8,743,575
Energy Equipment & Services — 0.8%
Archrock, Inc. ....................... 13,654 321,279
Atlas Energy Solutions, Inc. .............. 10,814 146,313
Bristow Group, Inc.
(b)
.................. 2,097 60,897
Cactus, Inc. , Class A .................. 4,504 170,882
Helmerich & Payne, Inc. ................ 19,250 363,632
Innovex International, Inc.
(b)
.............. 3,871 58,452
Kodiak Gas Services, Inc. ............... 1,483 50,437
Liberty Energy, Inc. , Class A ............. 31,410 361,215
Nabors Industries Ltd.
(a) (b)
............... 1,198 32,154
NOV, Inc. .......................... 47,147 547,377
Patterson-UTI Energy, Inc. .............. 27,230 153,577
ProFrac Holding Corp. , Class A
(a) (b)
......... 4,180 17,347
ProPetro Holding Corp.
(b)
................ 14,561 72,514
RPC, Inc. .......................... 8,583 40,598
Select Water Solutions, Inc. , Class A ........ 8,672 73,885
Tidewater, Inc.
(b)
..................... 9,415 340,729
Transocean Ltd.
(a) (b)
................... 98,018 208,778
Valaris Ltd.
(a) (b)
....................... 4,884 157,802
3,177,868
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(b)
.. 68,955 184,110
Cinemark Holdings, Inc. ................ 13,169 393,885
Lions Gate Entertainment Corp. , Class A
(a) (b)
... 8,846 78,553
Lions Gate Entertainment Corp. , Class B, NVS
(b)
25,428 202,915
Lionsgate Studios Corp.
(b)
............... 4,639 33,911

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Madison Square Garden Entertainment Corp.
(b)
. 4,681 $ 151,851
Playtika Holding Corp. ................. 13,755 72,489
Sphere Entertainment Co. , Class A
(a) (b)
....... 5,263 143,417
1,261,131
Financial Services — 2.8%
Cannae Holdings, Inc. ................. 11,396 201,823
Compass Diversified Holdings ............ 11,927 205,025
Enact Holdings, Inc. ................... 5,896 211,018
Essent Group Ltd. .................... 20,783 1,183,176
Euronet Worldwide, Inc.
(b)
............... 5,137 509,077
EVERTEC, Inc. ...................... 8,198 278,240
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,282 224,773
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 8,509 212,555
Jackson Financial, Inc. , Class A ........... 11,464 893,160
Marqeta, Inc. , Class A
(b)
................ 47,149 197,083
Merchants Bancorp ................... 1,946 58,536
MGIC Investment Corp. ................ 51,866 1,291,982
Mr Cooper Group, Inc.
(b)
................ 11,790 1,403,128
NCR Atleos Corp.
(b)
................... 14,132 394,565
NMI Holdings, Inc. , Class A
(b)
............. 14,929 539,982
PennyMac Financial Services, Inc. ......... 5,468 532,802
Radian Group, Inc. .................... 16,312 521,005
Repay Holdings Corp. , Class A
(a) (b)
......... 9,046 36,184
Rocket Cos., Inc. , Class A
(a)
.............. 25,008 322,853
UWM Holdings Corp. , Class A ............ 25,207 118,473
Voya Financial, Inc. ................... 12,464 737,869
Walker & Dunlop, Inc. .................. 6,588 504,246
Western Union Co. (The) ............... 59,150 586,177
WEX, Inc.
(a) (b)
........................ 4,555 593,835
11,757,567
Food Products — 1.5%
B&G Foods, Inc. ..................... 14,958 103,061
Cal-Maine Foods, Inc. .................. 8,162 762,086
Darling Ingredients, Inc.
(a) (b)
.............. 30,749 989,810
Flowers Foods, Inc. ................... 38,633 679,554
Fresh Del Monte Produce, Inc. ............ 7,494 254,871
Hain Celestial Group, Inc. (The)
(b)
.......... 16,897 51,367
Ingredion, Inc. ....................... 8,568 1,138,002
J & J Snack Foods Corp. ................ 1,129 146,307
John B Sanfilippo & Son, Inc. ............. 1,143 75,747
Mission Produce, Inc.
(b)
................. 3,349 35,081
Pilgrim's Pride Corp. ................... 3,604 196,706
Post Holdings, Inc.
(a) (b)
.................. 6,566 743,074
Seaboard Corp. ...................... 50 129,299
Simply Good Foods Co. (The)
(b)
........... 8,968 323,834
TreeHouse Foods, Inc.
(b)
................ 9,072 211,287
Utz Brands, Inc. , Class A ................ 4,709 62,583
Westrock Coffee Co.
(a) (b)
................ 5,413 31,395
WK Kellogg Co. ...................... 12,398 222,296
6,156,360
Gas Utilities — 1.8%
Chesapeake Utilities Corp. .............. 2,427 319,563
MDU Resources Group, Inc. ............. 36,741 629,741
National Fuel Gas Co. ................. 17,753 1,363,075
New Jersey Resources Corp. ............. 19,101 934,803
Northwest Natural Holding Co. ............ 7,357 317,087
ONE Gas, Inc. ....................... 11,454 899,254
Southwest Gas Holdings, Inc. ............ 10,701 772,719
Spire, Inc. .......................... 11,092 848,982
Security
Shares
Shares Value
Gas Utilities (continued)
UGI Corp. .......................... 40,736 $ 1,335,733
7,420,957
Ground Transportation — 0.9%
ArcBest Corp. ....................... 2,555 149,519
Avis Budget Group, Inc.
(b)
............... 3,447 319,296
FTAI Infrastructure, Inc. ................. 6,866 29,661
Heartland Express, Inc. ................. 9,877 75,065
Hertz Global Holdings, Inc.
(a) (b)
............ 24,775 168,966
Knight-Swift Transportation Holdings, Inc. .... 8,534 334,277
Landstar System, Inc. .................. 3,908 524,258
Lyft, Inc. , Class A
(b)
.................... 67,046 831,370
Marten Transport Ltd. .................. 7,344 94,297
Ryder System, Inc. .................... 4,244 584,271
Schneider National, Inc. , Class B .......... 5,763 123,847
Universal Logistics Holdings, Inc. .......... 1,396 30,349
Werner Enterprises, Inc. ................ 12,282 302,874
3,568,050
Health Care Equipment & Supplies — 1.3%
Alphatec Holdings, Inc.
(b)
................ 11,043 121,252
Artivion, Inc.
(b)
....................... 2,343 55,506
Avanos Medical, Inc.
(b)
................. 5,853 73,455
AxoGen, Inc.
(b)
....................... 3,217 52,341
Bioventus, Inc. , Class A
(b)
............... 5,736 41,930
Dentsply Sirona, Inc. .................. 39,963 555,486
Embecta Corp. ...................... 10,848 132,237
Enovis Corp.
(a) (b)
...................... 10,158 351,365
Envista Holdings Corp.
(b)
................ 32,975 530,238
Globus Medical, Inc. , Class A
(b)
........... 6,206 445,405
ICU Medical, Inc.
(b)
.................... 1,550 211,715
Integra LifeSciences Holdings Corp.
(b)
....... 13,176 215,955
LivaNova plc
(b)
....................... 10,383 384,171
Masimo Corp.
(b)
...................... 3,971 639,172
Neogen Corp.
(b)
...................... 17,369 87,713
Novocure Ltd.
(b)
...................... 6,005 108,931
Omnicell, Inc.
(b)
...................... 8,775 274,306
Orthofix Medical, Inc.
(b)
................. 3,808 52,969
QuidelOrtho Corp.
(b)
................... 9,775 271,647
Teleflex, Inc. ........................ 6,043 828,193
5,433,987
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
(b)
............. 17,691 413,969
AdaptHealth Corp.
(a) (b)
.................. 14,676 124,893
agilon health, Inc.
(b)
................... 59,922 255,268
Amedisys, Inc.
(b)
..................... 3,836 364,036
AMN Healthcare Services, Inc.
(b)
........... 7,221 147,525
Ardent Health Partners, Inc.
(b)
............ 1,814 23,092
BrightSpring Health Services, Inc.
(b)
........ 6,803 119,257
Brookdale Senior Living, Inc.
(b)
............ 34,321 225,146
Castle Biosciences, Inc.
(b)
............... 2,503 50,185
Clover Health Investments Corp. , Class A
(b)
... 71,886 244,412
Concentra Group Holdings Parent, Inc. ...... 4,282 93,134
Fulgent Genetics, Inc.
(b)
................ 3,755 65,149
Henry Schein, Inc.
(b)
................... 24,659 1,602,095
LifeStance Health Group, Inc.
(a) (b)
.......... 6,758 44,400
National HealthCare Corp. ............... 1,733 163,751
NeoGenomics, Inc.
(b)
.................. 13,187 84,331
OPKO Health, Inc.
(a) (b)
.................. 62,873 86,765
Option Care Health, Inc.
(b)
............... 16,348 528,204
Owens & Minor, Inc.
(b)
.................. 12,990 91,709
Pediatrix Medical Group, Inc.
(b)
............ 16,439 211,734
Premier, Inc. , Class A .................. 18,259 371,571
Select Medical Holdings Corp. ............ 12,836 234,129

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
US Physical Therapy, Inc. ............... 1,603 $ 113,989
5,658,744
Health Care REITs — 1.1%
American Healthcare REIT, Inc. ........... 12,262 395,817
Diversified Healthcare Trust .............. 31,861 72,006
Global Medical REIT, Inc. ............... 11,899 92,098
Healthcare Realty Trust, Inc. , Class A ....... 68,431 1,062,733
LTC Properties, Inc. ................... 8,404 301,452
Medical Properties Trust, Inc. ............. 116,178 641,303
National Health Investors, Inc. ............ 4,869 368,437
Omega Healthcare Investors, Inc. .......... 23,749 927,398
Sabra Health Care REIT, Inc. ............. 24,402 435,576
Sila Realty Trust, Inc.
(a)
................. 10,604 273,159
4,569,979
Health Care Technology — 0.2%
(b)
Certara, Inc.
(a)
....................... 11,095 153,777
Evolent Health, Inc. , Class A ............. 12,402 122,284
GoodRx Holdings, Inc. , Class A ........... 7,379 34,165
Schrodinger, Inc.
(a)
.................... 5,689 145,809
Teladoc Health, Inc. ................... 32,835 236,083
692,118
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc. .............. 20,743 244,145
DiamondRock Hospitality Co. ............. 14,483 106,305
Park Hotels & Resorts, Inc. .............. 41,570 413,206
Pebblebrook Hotel Trust
(a)
............... 22,620 204,711
RLJ Lodging Trust .................... 13,809 96,801
Ryman Hospitality Properties, Inc. ......... 4,504 396,127
Summit Hotel Properties, Inc. ............. 20,593 83,814
1,545,109
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc. , Class A
(b)
........ 10,340 106,502
Aramark ........................... 19,062 637,243
Bloomin' Brands, Inc. .................. 15,132 121,359
Boyd Gaming Corp. ................... 11,625 803,752
Brinker International, Inc.
(b)
.............. 4,323 580,579
Caesars Entertainment, Inc.
(a) (b)
........... 39,998 1,082,346
Cheesecake Factory, Inc. (The) ........... 9,351 471,010
Choice Hotels International, Inc.
(a)
.......... 2,071 261,174
Cracker Barrel Old Country Store, Inc. ....... 4,269 182,286
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 6,173 118,460
Everi Holdings, Inc.
(b)
.................. 4,381 61,553
Golden Entertainment, Inc. .............. 4,673 120,096
Hilton Grand Vacations, Inc.
(b)
............ 12,263 412,405
Jack in the Box, Inc. ................... 3,620 94,265
Lucky Strike Entertainment Corp. , Class A
(a)
... 1,984 18,650
Marriott Vacations Worldwide Corp. ......... 6,113 335,053
MGM Resorts International
(a) (b)
............ 44,429 1,397,736
Papa John's International, Inc. ............ 6,265 216,330
Penn Entertainment, Inc.
(a) (b)
............. 25,992 395,598
Portillo's, Inc. , Class A
(a) (b)
............... 6,654 68,802
Red Rock Resorts, Inc. , Class A ........... 4,499 192,107
Rush Street Interactive, Inc. , Class A
(b)
...... 4,805 58,285
Sabre Corp.
(b)
....................... 34,798 82,471
Six Flags Entertainment Corp. ............ 9,548 328,547
Target Hospitality Corp.
(b)
............... 7,688 52,278
Travel + Leisure Co. ................... 13,691 601,446
United Parks & Resorts, Inc.
(a) (b)
........... 5,453 238,023
Vail Resorts, Inc. ..................... 2,519 350,645
Wendy's Co. (The) .................... 20,470 255,875
Wyndham Hotels & Resorts, Inc. .......... 8,576 731,533
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd. .................... 8,425 $ 676,612
11,053,021
Household Durables — 2.4%
Beazer Homes USA, Inc.
(b)
.............. 5,556 108,675
Century Communities, Inc. .............. 2,743 149,603
Dream Finders Homes, Inc. , Class A
(b)
....... 2,766 62,678
Ethan Allen Interiors, Inc. ............... 4,383 124,609
Green Brick Partners, Inc.
(b)
.............. 6,057 357,302
Helen of Troy Ltd.
(b)
................... 4,687 130,580
Hovnanian Enterprises, Inc. , Class A
(b)
....... 926 89,637
KB Home .......................... 12,921 698,122
La-Z-Boy, Inc. ....................... 8,284 327,218
Legacy Housing Corp.
(b)
................ 1,441 35,052
Leggett & Platt, Inc. ................... 25,170 242,135
LGI Homes, Inc.
(b)
.................... 4,098 223,792
M/I Homes, Inc.
(b)
..................... 5,439 580,233
Meritage Homes Corp. ................. 14,067 958,525
Mohawk Industries, Inc.
(b)
............... 10,340 1,099,659
Newell Brands, Inc. ................... 76,225 364,356
Somnigroup International, Inc. ............ 18,251 1,114,406
Sonos, Inc.
(b)
........................ 13,542 124,722
Taylor Morrison Home Corp.
(b)
............ 19,274 1,105,364
TopBuild Corp.
(b)
..................... 2,711 801,805
TRI Pointe Homes, Inc.
(b)
................ 17,944 551,778
Whirlpool Corp. ...................... 10,582 807,195
10,057,446
Household Products — 0.2%
Central Garden & Pet Co.
(b)
.............. 1,831 61,448
Central Garden & Pet Co. , Class A, NVS
(b)
.... 10,018 296,232
Energizer Holdings, Inc. ................ 12,570 339,893
Reynolds Consumer Products, Inc. ......... 10,433 239,959
937,532
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc. , Class A ............ 4,409 120,586
Clearway Energy, Inc. , Class C ........... 10,860 318,633
Sunnova Energy International, Inc.
(a) (b)
....... 13,105 2,470
Talen Energy Corp.
(a) (b)
................. 8,978 1,930,988
2,372,677
Industrial REITs — 0.5%
Americold Realty Trust, Inc. .............. 19,382 374,848
Innovative Industrial Properties, Inc. ........ 2,580 140,120
LXP Industrial Trust ................... 56,959 449,406
Plymouth Industrial REIT, Inc. ............ 3,679 54,707
Rexford Industrial Realty, Inc. ............ 12,948 428,579
STAG Industrial, Inc. .................. 18,314 604,911
2,052,571
Insurance — 4.2%
American Financial Group, Inc. ........... 9,216 1,167,299
AMERISAFE, Inc. .................... 3,929 182,659
Assurant, Inc. ....................... 10,219 1,969,610
Assured Guaranty Ltd. ................. 3,247 284,859
Axis Capital Holdings Ltd. ............... 15,579 1,500,569
Brighthouse Financial, Inc.
(b)
............. 11,571 673,664
CNO Financial Group, Inc. ............... 20,651 783,499
Employers Holdings, Inc. ................ 2,863 139,113
Enstar Group Ltd.
(b)
................... 1,359 454,463
F&G Annuities & Life, Inc. ............... 4,296 149,544
First American Financial Corp. ............ 19,863 1,207,869
Genworth Financial, Inc. , Class A
(b)
......... 303 2,079
Globe Life, Inc. ...................... 16,370 2,019,076
Hamilton Insurance Group Ltd. , Class B
(a) (b)
... 9,228 170,718
Hanover Insurance Group, Inc. (The) ....... 3,371 559,923

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Horace Mann Educators Corp. ............ 7,525 $ 312,588
Kemper Corp. ....................... 12,068 713,460
Lemonade, Inc.
(a) (b)
.................... 4,487 131,110
Lincoln National Corp. ................. 30,320 966,298
Mercury General Corp. ................. 3,062 169,696
Old Republic International Corp. ........... 28,065 1,055,244
Primerica, Inc. ....................... 2,308 604,858
ProAssurance Corp.
(b)
.................. 9,823 227,992
Root, Inc. , Class A
(a) (b)
.................. 1,047 146,234
Safety Insurance Group, Inc. ............. 1,869 142,978
Selective Insurance Group, Inc. ........... 8,178 713,367
SiriusPoint Ltd.
(b)
..................... 13,862 232,882
Skyward Specialty Insurance Group, Inc.
(b)
.... 2,198 116,692
Stewart Information Services Corp. ......... 5,470 358,176
Tiptree, Inc. ........................ 3,125 69,719
White Mountains Insurance Group Ltd. ...... 213 376,467
17,602,705
Interactive Media & Services — 0.4%
Bumble, Inc. , Class A
(a) (b)
................ 7,932 33,473
Cars.com, Inc.
(b)
...................... 8,553 99,557
IAC, Inc.
(b)
.......................... 14,797 517,007
Shutterstock, Inc. ..................... 4,909 78,348
Taboola.com Ltd.
(a) (b)
................... 15,772 46,527
TripAdvisor, Inc.
(a) (b)
................... 9,644 120,068
Webtoon Entertainment, Inc.
(a) (b)
........... 1,368 12,312
Yelp, Inc.
(b)
......................... 3,712 130,217
Ziff Davis, Inc.
(b)
...................... 8,101 239,222
ZipRecruiter, Inc. , Class A
(b)
.............. 8,548 44,108
ZoomInfo Technologies, Inc.
(b)
............ 56,260 481,586
1,802,425
IT Services — 0.8%
ASGN, Inc.
(b)
........................ 8,926 449,692
DigitalOcean Holdings, Inc.
(b)
............. 4,016 124,094
DXC Technology Co.
(b)
................. 34,915 541,881
EPAM Systems, Inc.
(b)
.................. 5,486 860,808
Hackett Group, Inc. (The) ............... 1,455 37,161
Kyndryl Holdings, Inc.
(a) (b)
............... 44,416 1,439,967
3,453,603
Leisure Products — 0.8%
Acushnet Holdings Corp. ................ 3,295 218,195
Brunswick Corp. ..................... 7,070 325,574
Funko, Inc. , Class A
(b)
.................. 2,796 11,212
Hasbro, Inc. ........................ 12,323 762,794
Latham Group, Inc.
(a) (b)
................. 3,155 17,242
Malibu Boats, Inc. , Class A
(a) (b)
............ 3,847 109,870
Mattel, Inc.
(b)
........................ 36,587 581,367
Peloton Interactive, Inc. , Class A
(b)
......... 67,100 462,319
Polaris, Inc. ......................... 10,349 351,452
Sturm Ruger & Co., Inc. ................ 3,312 134,666
Topgolf Callaway Brands Corp.
(b)
.......... 14,615 96,605
YETI Holdings, Inc.
(b)
.................. 6,326 180,607
3,251,903
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(b)
............ 11,966 98,959
Bio-Rad Laboratories, Inc. , Class A
(b)
........ 1,560 380,765
Bruker Corp. ........................ 6,366 255,022
Charles River Laboratories International, Inc.
(b)
. 6,104 724,057
Cytek Biosciences, Inc.
(b)
................ 20,257 75,153
Fortrea Holdings, Inc.
(b)
................. 11,119 69,271
Mesa Laboratories, Inc. ................ 680 78,370
1,681,597
Security
Shares
Shares Value
Machinery — 2.7%
AGCO Corp. ........................ 12,110 $ 1,027,291
Alamo Group, Inc. .................... 798 133,250
Albany International Corp. , Class A ......... 3,089 203,133
Allison Transmission Holdings, Inc. ......... 7,591 700,194
Astec Industries, Inc. .................. 4,332 156,948
Atmus Filtration Technologies, Inc. ......... 3,057 105,986
Blue Bird Corp.
(b)
..................... 2,924 101,960
Columbus McKinnon Corp. .............. 5,469 81,215
Crane Co. .......................... 2,990 481,330
Enpro, Inc. ......................... 1,614 241,132
Esab Corp. ......................... 3,396 407,928
Flowserve Corp. ..................... 7,730 349,628
Gates Industrial Corp. plc
(b)
.............. 36,429 689,237
Greenbrier Cos., Inc. (The) .............. 3,374 143,125
Helios Technologies, Inc. ................ 3,517 95,873
Hillenbrand, Inc. ..................... 13,467 272,437
Hillman Solutions Corp.
(a) (b)
.............. 35,837 250,501
Hyster-Yale, Inc. , Class A ............... 2,373 91,194
JBT Marel Corp. ..................... 2,791 293,781
Kennametal, Inc. ..................... 14,927 290,778
Lindsay Corp. ....................... 1,202 155,130
Middleby Corp. (The)
(b)
................. 7,024 936,650
Miller Industries, Inc. .................. 947 38,647
Mueller Industries, Inc. ................. 9,376 689,699
Oshkosh Corp. ...................... 8,508 712,630
Proto Labs, Inc.
(b)
..................... 2,095 73,660
REV Group, Inc. ..................... 5,282 172,721
Standex International Corp. .............. 1,056 149,339
Tennant Co. ........................ 2,232 161,061
Terex Corp. ......................... 13,073 460,170
Timken Co. (The) ..................... 8,513 546,960
Toro Co. (The) ....................... 7,862 536,817
Trinity Industries, Inc. .................. 8,086 202,959
Wabash National Corp. ................. 5,427 37,501
Worthington Enterprises, Inc. ............. 6,258 316,843
11,307,708
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ............ 7,908 102,488
Matson, Inc. ........................ 2,860 311,997
414,485
Media — 2.0%
Altice USA, Inc. , Class A
(a) (b)
.............. 41,999 104,157
Cable One, Inc. ...................... 873 233,327
Clear Channel Outdoor Holdings, Inc.
(b)
...... 49,033 48,258
EchoStar Corp. , Class A
(b)
............... 25,833 580,726
Emerald Holding, Inc. .................. 29,273 115,043
Gannett Co., Inc.
(b)
.................... 25,855 82,736
Gray Media, Inc. ..................... 18,779 62,910
Interpublic Group of Cos., Inc. (The) ........ 73,475 1,845,692
John Wiley & Sons, Inc. , Class A .......... 8,549 373,078
Liberty Broadband Corp. , Class A
(b)
......... 1,405 125,115
Liberty Broadband Corp. , Class C, NVS
(b)
.... 8,861 800,946
Magnite, Inc.
(a) (b)
...................... 7,993 95,037
National CineMedia, Inc. ................ 12,609 72,250
Nexstar Media Group, Inc. ............... 5,650 845,579
Paramount Global , Class A
(a)
............. 828 18,762
Paramount Global , Class B, NVS .......... 108,698 1,276,115
Scholastic Corp. ..................... 4,410 79,512
Sinclair, Inc. , Class A .................. 7,004 100,858
Sirius XM Holdings, Inc. ................ 46,530 996,673
Stagwell, Inc. , Class A
(b)
................ 18,158 101,322
TechTarget, Inc.
(b)
..................... 3,893 31,027
TEGNA, Inc. ........................ 19,801 321,370

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Thryv Holdings, Inc.
(b)
.................. 7,845 $ 107,476
8,417,969
Metals & Mining — 1.7%
Alcoa Corp. ......................... 47,571 1,166,917
Alpha Metallurgical Resources, Inc.
(b)
....... 2,123 257,626
Cleveland-Cliffs, Inc.
(a) (b)
................ 94,127 775,606
Coeur Mining, Inc.
(b)
................... 58,074 322,311
Commercial Metals Co. ................. 22,219 989,634
Hecla Mining Co.
(a)
.................... 48,251 275,996
Ivanhoe Electric, Inc.
(a) (b)
................ 7,071 44,547
Kaiser Aluminum Corp. ................. 3,023 194,863
Materion Corp. ...................... 1,506 125,013
Metallus, Inc.
(b)
...................... 7,456 94,318
Ryerson Holding Corp. ................. 5,711 133,523
SunCoke Energy, Inc. .................. 16,033 145,259
United States Steel Corp. ............... 43,161 1,886,567
Warrior Met Coal, Inc. .................. 9,975 477,005
Worthington Steel, Inc. ................. 6,346 162,838
7,052,023
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
AGNC Investment Corp. ................ 170,621 1,506,583
Annaly Capital Management, Inc. .......... 108,223 2,121,171
Apollo Commercial Real Estate Finance, Inc. .. 25,699 240,800
Arbor Realty Trust, Inc. ................. 30,784 354,940
ARMOUR Residential REIT, Inc. ........... 14,655 241,368
Blackstone Mortgage Trust, Inc. , Class A ..... 31,823 606,228
BrightSpire Capital, Inc. , Class A .......... 25,349 126,998
Chimera Investment Corp. ............... 15,433 190,443
Claros Mortgage Trust, Inc. .............. 14,328 35,247
Dynex Capital, Inc. .................... 16,000 197,280
Ellington Financial, Inc. ................. 10,366 135,069
Franklin BSP Realty Trust, Inc. ............ 16,039 182,524
KKR Real Estate Finance Trust, Inc. ........ 11,520 106,560
Ladder Capital Corp. , Class A ............ 23,436 244,672
MFA Financial, Inc. .................... 19,530 191,785
Orchid Island Capital, Inc. ............... 15,618 111,669
PennyMac Mortgage Investment Trust ....... 16,936 217,458
Ready Capital Corp. ................... 31,491 140,135
Redwood Trust, Inc. ................... 26,304 163,348
Rithm Capital Corp. ................... 100,374 1,122,181
Starwood Property Trust, Inc. ............. 60,997 1,170,532
TPG RE Finance Trust, Inc. .............. 11,167 85,316
Two Harbors Investment Corp. ............ 20,361 241,685
9,733,992
Multi-Utilities — 0.5%
Avista Corp. ........................ 15,079 625,326
Black Hills Corp. ..................... 13,325 811,493
Northwestern Energy Group, Inc. .......... 11,213 652,933
Unitil Corp. ......................... 3,117 182,843
2,272,595
Office REITs — 1.3%
Brandywine Realty Trust ................ 32,163 127,366
COPT Defense Properties ............... 12,413 324,103
Cousins Properties, Inc. ................ 29,020 799,211
Douglas Emmett, Inc. .................. 27,024 373,742
Easterly Government Properties, Inc.
(a)
...... 7,483 150,932
Highwoods Properties, Inc. .............. 20,631 586,746
Hudson Pacific Properties, Inc. ............ 24,901 51,047
JBG SMITH Properties ................. 16,184 226,252
Kilroy Realty Corp. .................... 22,403 705,919
Paramount Group, Inc. ................. 35,974 154,328
Piedmont Office Realty Trust, Inc. , Class A .... 23,934 141,450
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp. ................. 14,058 $ 739,591
Vornado Realty Trust .................. 33,469 1,180,786
5,561,473
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp. ................ 46,049 762,111
Antero Resources Corp.
(b)
............... 18,353 639,235
APA Corp. ......................... 71,625 1,113,052
BKV Corp.
(b)
........................ 2,252 40,829
California Resources Corp. .............. 11,359 391,999
Calumet, Inc.
(b)
...................... 13,161 139,507
Chord Energy Corp. ................... 11,873 1,071,301
Civitas Resources, Inc. ................. 14,046 382,753
Clean Energy Fuels Corp.
(a) (b)
............. 22,090 32,030
CNX Resources Corp.
(b)
................ 13,290 391,125
Comstock Resources, Inc.
(b)
.............. 16,936 309,421
Core Natural Resources, Inc. ............. 5,520 398,599
Crescent Energy, Inc. , Class A ............ 33,163 274,590
CVR Energy, Inc. ..................... 6,652 125,457
Delek US Holdings, Inc. ................ 12,136 158,011
Dorian LPG Ltd. ...................... 7,422 158,979
DT Midstream, Inc. .................... 11,410 1,109,052
Excelerate Energy, Inc. , Class A ........... 4,851 124,089
Granite Ridge Resources, Inc. ............ 11,818 56,845
Green Plains, Inc.
(b)
................... 10,030 35,907
Gulfport Energy Corp.
(b)
................ 2,483 428,317
HF Sinclair Corp. ..................... 32,201 968,284
HighPeak Energy, Inc.
(a)
................ 1,623 13,000
International Seaways, Inc. .............. 6,840 232,286
Kinetik Holdings, Inc. , Class A ............ 1,715 70,898
Kosmos Energy Ltd.
(b)
.................. 92,698 142,755
Magnolia Oil & Gas Corp. , Class A ......... 33,310 683,854
Matador Resources Co. ................ 22,879 904,636
Murphy Oil Corp. ..................... 29,938 614,627
New Fortress Energy, Inc. , Class A
(a)
........ 12,224 66,376
NextDecade Corp.
(b)
................... 16,475 123,233
Northern Oil & Gas, Inc. ................ 18,399 447,096
Ovintiv, Inc. ......................... 51,768 1,738,369
Par Pacific Holdings, Inc.
(b)
.............. 11,294 161,730
PBF Energy, Inc. , Class A ............... 20,122 345,696
Peabody Energy Corp. ................. 23,261 287,041
Permian Resources Corp. , Class A ......... 121,562 1,434,432
Range Resources Corp. ................ 46,361 1,573,029
REX American Resources Corp.
(b)
......... 3,016 119,795
Sitio Royalties Corp. , Class A ............. 15,534 263,457
SM Energy Co. ...................... 22,457 511,795
Talos Energy, Inc.
(b)
................... 23,545 161,990
Vital Energy, Inc.
(b)
.................... 4,777 67,738
Vitesse Energy, Inc. ................... 4,775 97,649
World Kinect Corp. .................... 11,773 295,384
19,468,359
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 4,451 384,166
Sylvamo Corp. ...................... 6,892 410,901
795,067
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(b)
................. 24,791 1,097,498
Allegiant Travel Co. ................... 3,052 143,230
American Airlines Group, Inc.
(a) (b)
.......... 118,284 1,176,926
JetBlue Airways Corp.
(b)
................ 37,395 163,042
Joby Aviation, Inc. , Class A
(a) (b)
............ 59,235 373,180
SkyWest, Inc.
(b)
...................... 2,616 233,269
Sun Country Airlines Holdings, Inc.
(b)
........ 4,650 45,570

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Wheels Up Experience, Inc. , Class A
(a) (b)
..... 16,606 $ 19,097
3,251,812
Personal Care Products — 0.2%
Coty, Inc. , Class A
(b)
................... 41,261 208,368
Edgewell Personal Care Co. ............. 9,599 293,249
Herbalife Ltd.
(b)
...................... 19,001 136,807
Olaplex Holdings, Inc.
(b)
................ 27,244 35,690
USANA Health Sciences, Inc.
(b)
........... 2,095 58,849
732,963
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 25,387 194,464
Arvinas, Inc.
(b)
....................... 3,231 31,082
Cassava Sciences, Inc.
(a) (b)
.............. 2,232 3,482
Collegium Pharmaceutical, Inc.
(a) (b)
......... 6,061 163,617
Edgewise Therapeutics, Inc.
(a) (b)
........... 6,089 99,860
Elanco Animal Health, Inc.
(b)
.............. 95,707 907,302
EyePoint Pharmaceuticals, Inc.
(b)
.......... 5,075 34,611
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 3,370 99,314
Innoviva, Inc.
(b)
...................... 6,748 126,120
Jazz Pharmaceuticals plc
(b)
.............. 12,227 1,430,070
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 1,188 130,514
Nuvation Bio, Inc. , Class A
(b)
............. 40,276 90,621
Organon & Co. ...................... 50,273 650,030
Pacira BioSciences, Inc.
(b)
............... 8,997 242,019
Perrigo Co. plc ...................... 26,337 677,388
Pliant Therapeutics, Inc.
(b)
............... 8,556 13,604
Prestige Consumer Healthcare, Inc.
(b)
....... 5,985 486,162
Supernus Pharmaceuticals, Inc.
(b)
.......... 10,173 330,419
Tarsus Pharmaceuticals, Inc.
(b)
............ 1,542 80,045
Tilray Brands, Inc. , Class 2
(a) (b)
............ 96,147 46,641
5,837,365
Professional Services — 2.1%
Alight, Inc. , Class A ................... 81,099 414,416
Amentum Holdings, Inc.
(b)
............... 23,901 521,520
Barrett Business Services, Inc. ............ 1,815 73,616
CACI International, Inc. , Class A
(b)
......... 1,209 553,565
Clarivate plc
(a) (b)
...................... 52,736 227,292
Concentrix Corp. ..................... 8,422 430,027
CSG Systems International, Inc. ........... 5,656 340,095
Dun & Bradstreet Holdings, Inc. ........... 52,037 466,772
First Advantage Corp.
(b)
................. 11,284 159,104
Genpact Ltd. ........................ 29,994 1,507,498
Heidrick & Struggles International, Inc. ...... 2,471 96,418
Kelly Services, Inc. , Class A, NVS ......... 6,018 69,508
Kforce, Inc. ......................... 2,031 77,584
Korn Ferry ......................... 5,304 327,257
ManpowerGroup, Inc. .................. 9,466 407,701
Maximus, Inc. ....................... 7,289 488,071
NV5 Global, Inc.
(b)
.................... 4,629 85,868
Robert Half, Inc. ..................... 6,793 300,930
Science Applications International Corp. ..... 6,785 821,189
TriNet Group, Inc. .................... 6,156 482,200
UL Solutions, Inc. , Class A ............... 3,829 218,981
Upwork, Inc.
(a) (b)
...................... 23,468 308,604
Willdan Group, Inc.
(b)
.................. 808 31,674
WNS Holdings Ltd.
(b)
.................. 7,661 463,644
8,873,534
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a) (b)
.............. 88,708 684,826
Cushman & Wakefield plc
(b)
.............. 30,162 282,618
Forestar Group, Inc.
(b)
.................. 2,722 52,426
Howard Hughes Holdings, Inc.
(b)
........... 2,352 156,478
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc. ............ 21,015 $ 134,496
Marcus & Millichap, Inc. ................ 4,975 151,240
Newmark Group, Inc. , Class A ............ 27,923 306,874
Opendoor Technologies, Inc.
(a) (b)
........... 110,980 84,156
Redfin Corp.
(a) (b)
...................... 23,272 221,317
2,074,431
Residential REITs — 0.3%
Apartment Investment & Management Co. , Class
A ............................. 12,556 99,318
Centerspace ........................ 3,172 191,462
Elme Communities .................... 17,235 268,349
Independence Realty Trust, Inc. ........... 21,586 419,416
NexPoint Residential Trust, Inc. ........... 2,426 90,441
UMH Properties, Inc. .................. 8,122 143,516
Veris Residential, Inc. .................. 9,627 149,411
1,361,913
Retail REITs — 1.6%
Acadia Realty Trust ................... 15,419 294,503
Agree Realty Corp. ................... 10,058 780,601
Alexander's, Inc. ..................... 252 52,013
Brixmor Property Group, Inc. ............. 36,368 905,927
CBL & Associates Properties, Inc. .......... 2,955 69,354
Curbline Properties Corp. ............... 6,702 153,409
Federal Realty Investment Trust ........... 8,390 788,828
Getty Realty Corp. .................... 6,334 177,289
InvenTrust Properties Corp. .............. 8,412 234,358
Kite Realty Group Trust ................. 16,585 359,065
Macerich Co. (The) ................... 51,195 750,519
NETSTREIT Corp. .................... 6,302 102,534
NNN REIT, Inc. ...................... 25,239 1,037,575
Phillips Edison & Co., Inc. ............... 12,193 423,097
Saul Centers, Inc. .................... 2,317 75,766
SITE Centers Corp. ................... 6,053 71,667
Tanger, Inc. ......................... 6,796 214,142
Urban Edge Properties ................. 7,713 139,374
Whitestone REIT ..................... 5,276 68,799
6,698,820
Semiconductors & Semiconductor Equipment — 0.9%
ACM Research, Inc. , Class A
(b)
............ 4,107 79,963
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 1,727 32,519
Amkor Technology, Inc. ................. 13,789 240,618
Axcelis Technologies, Inc.
(b)
.............. 2,373 116,230
Cirrus Logic, Inc.
(b)
.................... 6,162 591,799
Diodes, Inc.
(b)
....................... 6,175 237,120
Kulicke & Soffa Industries, Inc. ............ 4,416 142,328
MaxLinear, Inc.
(b)
..................... 10,356 103,456
MKS Instruments, Inc. ................. 5,130 359,818
Penguin Solutions, Inc.
(b)
................ 10,176 173,704
Photronics, Inc.
(b)
..................... 11,587 211,695
Power Integrations, Inc. ................ 3,738 183,611
Qorvo, Inc.
(b)
........................ 11,263 807,219
SolarEdge Technologies, Inc.
(a) (b)
.......... 10,827 132,468
Synaptics, Inc.
(b)
..................... 3,901 217,130
Ultra Clean Holdings, Inc.
(b)
.............. 4,033 75,437
Veeco Instruments, Inc.
(b)
............... 3,858 72,145
Wolfspeed, Inc.
(a) (b)
.................... 29,239 103,798
3,881,058
Software — 1.3%
Adeia, Inc. ......................... 21,287 262,043
Aurora Innovation, Inc. , Class A
(a) (b)
......... 189,841 1,374,449
Blackbaud, Inc.
(b)
..................... 2,413 146,083
BlackLine, Inc.
(a) (b)
.................... 5,870 277,240

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
C3.ai, Inc. , Class A
(a) (b)
................. 10,042 $ 221,024
Daily Journal Corp.
(b)
.................. 82 31,076
Dropbox, Inc. , Class A
(b)
................ 20,575 587,416
E2open Parent Holdings, Inc. , Class A
(b)
..... 35,062 69,072
Hut 8 Corp.
(a) (b)
...................... 15,314 188,515
Informatica, Inc. , Class A
(a) (b)
............. 7,803 146,931
LiveRamp Holdings, Inc.
(b)
............... 8,020 209,803
NCR Voyix Corp.
(a) (b)
................... 28,909 247,750
OneSpan, Inc. ....................... 2,973 44,209
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 3,114 34,129
PagerDuty, Inc.
(b)
..................... 6,613 102,568
Progress Software Corp. ................ 5,222 313,111
RingCentral, Inc. , Class A
(b)
.............. 8,408 214,404
SEMrush Holdings, Inc. , Class A
(b)
......... 3,867 39,753
Teradata Corp.
(b)
..................... 8,602 184,943
Unity Software, Inc.
(b)
.................. 22,095 465,542
Verint Systems, Inc.
(b)
.................. 11,986 211,433
5,371,494
Specialized REITs — 1.1%
CubeSmart ......................... 25,279 1,028,097
EPR Properties ...................... 14,631 724,088
Four Corners Property Trust, Inc. .......... 12,601 352,198
Lamar Advertising Co. , Class A ........... 7,610 866,094
National Storage Affiliates Trust ........... 7,362 273,866
Outfront Media, Inc. ................... 26,892 406,876
PotlatchDeltic Corp. ................... 9,701 372,421
Rayonier, Inc. ....................... 13,464 329,330
Safehold, Inc. ....................... 3,030 47,723
Uniti Group, Inc. ..................... 46,439 228,480
4,629,173
Specialty Retail — 3.5%
Academy Sports & Outdoors, Inc.
(a)
......... 13,416 505,515
Advance Auto Parts, Inc. ................ 11,416 373,532
American Eagle Outfitters, Inc. ............ 18,084 190,425
Arko Corp. ......................... 9,632 38,769
Asbury Automotive Group, Inc.
(b)
........... 3,910 852,927
AutoNation, Inc.
(b)
..................... 5,190 903,839
Bath & Body Works, Inc. ................ 43,022 1,312,601
Boot Barn Holdings, Inc.
(b)
............... 2,306 240,608
Buckle, Inc. (The) .................... 6,009 208,873
Caleres, Inc. ........................ 6,884 104,912
Camping World Holdings, Inc. , Class A ...... 6,268 75,592
EVgo, Inc. , Class A
(b)
.................. 9,622 26,557
Five Below, Inc.
(b)
..................... 4,683 355,393
Foot Locker, Inc.
(b)
.................... 15,949 195,694
GameStop Corp. , Class A
(a) (b)
............. 57,121 1,591,391
Gap, Inc. (The) ...................... 25,579 560,180
Group 1 Automotive, Inc. ................ 2,621 1,057,914
Guess?, Inc. ........................ 4,044 45,495
Lithia Motors, Inc. , Class A .............. 5,324 1,558,654
MarineMax, Inc.
(b)
..................... 3,900 83,694
Monro, Inc. ......................... 5,666 78,984
Murphy USA, Inc. .................... 1,855 924,847
National Vision Holdings, Inc.
(b)
........... 9,553 117,980
ODP Corp. (The)
(b)
.................... 5,756 78,742
Penske Automotive Group, Inc. ........... 3,844 598,396
RH
(a) (b)
............................ 915 168,388
Sally Beauty Holdings, Inc.
(b)
............. 20,401 166,064
Shoe Carnival, Inc. .................... 2,309 40,130
Signet Jewelers Ltd. ................... 8,548 506,896
Sonic Automotive, Inc. , Class A ........... 2,867 174,084
Upbound Group, Inc. .................. 9,506 189,169
Urban Outfitters, Inc.
(b)
................. 10,427 550,337
Security
Shares
Shares Value
Specialty Retail (continued)
Victoria's Secret & Co.
(b)
................ 13,710 $ 257,748
Wayfair, Inc. , Class A
(a) (b)
................ 18,607 561,187
14,695,517
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc. , Class A ............. 5,570 61,214
Corsair Gaming, Inc.
(b)
................. 9,728 68,874
Diebold Nixdorf, Inc.
(a) (b)
................. 6,329 280,565
Xerox Holdings Corp. .................. 23,097 101,858
512,511
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.
(b)
.................. 22,484 338,159
Carter's, Inc. ........................ 7,127 235,547
Columbia Sportswear Co.
(a)
.............. 3,981 247,499
Crocs, Inc.
(b)
........................ 11,597 1,118,183
Figs, Inc. , Class A
(a) (b)
.................. 10,893 43,899
G-III Apparel Group Ltd.
(b)
............... 8,052 203,071
Hanesbrands, Inc.
(b)
................... 67,952 311,900
Kontoor Brands, Inc. ................... 5,397 324,630
Levi Strauss & Co. , Class A .............. 18,449 295,368
Oxford Industries, Inc. ................. 2,943 143,030
PVH Corp. ......................... 11,015 759,815
Ralph Lauren Corp. , Class A ............. 3,464 779,227
Skechers USA, Inc. , Class A
(b)
............ 10,376 498,256
Steven Madden Ltd. ................... 8,940 187,740
Tapestry, Inc. ........................ 40,148 2,836,456
Under Armour, Inc. , Class A
(a) (b)
........... 36,517 208,877
Under Armour, Inc. , Class C, NVS
(b)
........ 29,423 160,061
VF Corp. .......................... 63,917 759,334
Wolverine World Wide, Inc. .............. 15,403 201,009
9,652,061
Tobacco — 0.1%
Universal Corp. ...................... 4,797 279,521
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ................ 20,415 954,605
BlueLinx Holdings, Inc.
(b)
................ 935 60,906
Boise Cascade Co. ................... 7,676 716,017
Core & Main, Inc. , Class A
(a) (b)
............ 20,694 1,090,160
Custom Truck One Source, Inc.
(a) (b)
......... 12,398 49,964
DNOW, Inc.
(b)
....................... 11,119 176,459
DXP Enterprises, Inc.
(b)
................. 1,123 99,341
GATX Corp. ........................ 3,921 572,309
Global Industrial Co. ................... 1,297 33,307
GMS, Inc.
(b)
......................... 7,427 544,102
H&E Equipment Services, Inc. ............ 6,562 589,333
Herc Holdings, Inc. .................... 2,011 220,084
MRC Global, Inc.
(b)
.................... 16,013 186,552
MSC Industrial Direct Co., Inc. , Class A ...... 5,809 444,272
Rush Enterprises, Inc. , Class A ........... 7,041 359,020
Rush Enterprises, Inc. , Class B ........... 876 50,668
SiteOne Landscape Supply, Inc.
(b)
.......... 4,238 486,565
WESCO International, Inc. ............... 5,379 876,562
Willis Lease Finance Corp. .............. 263 40,691
Xometry, Inc. , Class A
(b)
................ 2,771 71,048
7,621,965
Water Utilities — 0.7%
American States Water Co. .............. 2,676 217,050
California Water Service Group ........... 5,709 289,161
Essential Utilities, Inc. .................. 48,399 1,990,651
Middlesex Water Co. .................. 1,580 99,730
SJW Group ......................... 3,977 225,655
2,822,247

Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(b)
........................ 8,542 $ 64,663
Telephone & Data Systems, Inc. ........... 19,331 724,719
United States Cellular Corp.
(a) (b)
........... 2,792 191,699
981,081
Total Common Stocks — 99 .5%
(Cost: $ 431,102,633 ) .............................. 417,111,651
Rights
Biotechnology — 0.0%
Sanofi Aatd, Inc., CVR
(b) (c)
............... 2,612 2,951
Total Rights — 0.0%
(Cost: $ 1,691 ) .................................. 2,951
Total Long-Term Investments — 99.5%
(Cost: $ 431,104,324 ) .............................. 417,114,602
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 26,853,694 $ 26,864,435
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 409,296 409,296
Total Short-Term Securities — 6 .5%
(Cost: $ 27,262,013 ) ............................... 27,273,731
Total Investments — 106 .0%
(Cost: $ 458,366,337 ) .............................. 444,388,333
Liabilities in Excess of Other Assets — (6.0) % ............. (25,063,747)
Net Assets — 100.0% ...............................
$ 419,324,586
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,255,463 $ — $ (394,983)
(a)
$ 2,031 $ 1,924 $ 26,864,435 26,853,694 $ 153,197
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 462,954 — (53,658)
(a)
— — 409,296 409,296 41,840 —
$ 2,031 $ 1,924 $ 27,273,731 $ 195,037 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 06/20/25 $ 886 $ 12,784
S&P Midcap 400 E-Mini Index ................................................. 4 06/20/25 1,143 14,034
$ 26,818

2025
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
iShares
®
Morningstar Small-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,818 $ — $ — $ — $ 26,818
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (37,669) $ — $ — $ — $ (37,669)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 25,333 $ — $ — $ — $ 25,333
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,085,983
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 417,111,651 $ — $ — $ 417,111,651
Rights ................................................ — — 2,951 2,951
Short-Term Securities
Money Market Funds ...................................... 27,273,731 — — 27,273,731
$ 444,385,382 $ — $ 2,951 $ 444,388,333
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,818 $ — $ — $ 26,818
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
April 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,292,804,814 $ 989,917,331 $ 2,493,516,076 $ 602,898,784
Investments, at value — affiliated
(c)
............................................ 36,480,338 25,170,316 88,064,470 84,494,162
Cash ............................................................... 1,614 — — —
Cash pledged:
Futures contracts ...................................................... 285,000 166,000 378,000 94,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 5,231 3,890 15,334 19,980
Capital shares sold ..................................................... — 21,949 12,835 —
Dividends — unaffiliated ................................................. 325,481 354,514 540,907 70,029
Dividends — affiliated ................................................... 9,634 7,587 12,128 4,674
Variation margin on futures contracts ......................................... 729 — — —
Total a ssets ...........................................................
2,329,912,841 1,015,641,587 2,582,539,750 687,581,629
LIABILITIES
Collateral on securities loaned ............................................... 33,392,082 23,124,464 84,121,640 83,598,422
Payables: – – – –
Investments purchased .................................................. — — — 133,999
Investment advisory fees ................................................. 70,831 30,960 117,043 29,626
Other accrued expenses ................................................. — — 1 —
Variation margin on futures contracts ......................................... — 3,277 15,040 6,293
Total li abilities ..........................................................
33,462,913 23,158,701 84,253,724 83,768,340
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,296,449,928 $ 992,482,886 $ 2,498,286,026 $ 603,813,289
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,791,164,746 $ 915,590,052 $ 2,441,897,806 $ 726,122,813
Accumulated earnings (loss) ................................................ 505,285,182 76,892,834 56,388,220 (122,309,524)
NET ASSETS ..........................................................
$ 2,296,449,928 $ 992,482,886 $ 2,498,286,026 $ 603,813,289
NET ASSET VALUE
Shares outstanding ......................................................
27,750,000 13,600,000 34,750,000 13,500,000
Net asset value .........................................................
$ 82.75 $ 72.98 $ 71.89 $ 44.73
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,584,536,388 $ 845,711,376 $ 2,221,655,563 $ 581,559,584
(b)
  Securities loaned, at value ............................................ $ 32,693,611 $ 22,609,733 $ 80,876,806 $ 81,025,738
(c)
  Investments, at cost — affiliated ......................................... $ 36,477,626 $ 25,163,630 $ 88,032,049 $ 84,458,341

Statements of Assets and Liabilities
(continued)
April 30, 2025
2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 417,114,602
Investments, at value — affiliated
(c)
.......................................................................................... 27,273,731
Cash ............................................................................................................. 1,414,901
Cash pledged:
Futures contracts .................................................................................................... 195,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 9,400
Dividends — unaffiliated ............................................................................................... 203,677
Dividends — affiliated ................................................................................................. 3,198
Total a ssets .........................................................................................................
446,214,509
LIABILITIES
Collateral on securities loaned ............................................................................................. 26,859,686
Payables: –
Investment advisory fees ............................................................................................... 19,652
Variation margin on futures contracts ....................................................................................... 10,585
Total li abilities ........................................................................................................
26,889,923
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 419,324,586
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 479,136,394
Accumulated loss ..................................................................................................... (59,811,808)
NET ASSETS ........................................................................................................
$ 419,324,586
NET ASSET VALUE
Shares outstanding ....................................................................................................
7,400,000
Net asset value .......................................................................................................
$ 56.67
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 431,104,324
(b)
  Securities loaned, at value ...................................................................................... $ 25,898,823
(c)
  Investments, at cost — affiliated ................................................................................... $ 27,262,013

Statements of Operations
Year Ended April 30, 2025

Statements of Operations
iShares
Morningstar
Growth ETF
iShares
Morningstar Mid-
Cap ETF
iShares
Morningstar Mid-
Cap Growth ETF
iShares
Morningstar
Small-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 13,152,050 $ 15,878,948 $ 19,069,826 $ 4,200,321
Dividends — affiliated ............................................. 209,012 93,736 224,503 52,371
Interest — unaffiliated ............................................. 11,670 11,269 16,083 8,313
Securities lending income — affiliated — net ............................. 44,766 97,916 204,925 446,449
Foreign taxes withheld ............................................ (1,431) (3,434) (6,068) (20)
Total investment income .............................................
13,416,067 16,078,435 19,509,269 4,707,434
EXPENSES
Investment advisory .............................................. 940,582 386,199 1,368,237 365,795
Interest expense ................................................ — — — 192
Total expenses ...................................................
940,582 386,199 1,368,237 365,987
Net investment income ..............................................
12,475,485 15,692,236 18,141,032 4,341,447
REALIZED AND UNREALIZED GAIN (LOSS) $ 293,546,448 $ 44,740,327 $ 131,631,781 $ 6,582,789
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 33,098,430 $ 23,558,967 $ 87,112,705 $ 8,739,442
Investments — affiliated ......................................... 10,592 (3,896) (11,845) (1,780)
Foreign currency transactions ..................................... (17) 208 — —
Futures contracts .............................................. 357,764 35,247 112,989 (721,085)
In-kind redemptions — unaffiliated
(a)
................................. 193,836,956 15,939,698 38,210,530 13,590,635
227,303,725 39,530,224 125,424,379 21,607,212
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 66,036,883 5,144,072 6,081,149 (15,088,741)
Investments — affiliated ......................................... 737 417 5,694 8,802
Futures contracts .............................................. 205,103 65,615 120,559 55,516
66,242,723 5,210,104 6,207,402 (15,024,423)
Net realized and unrealized gain .......................................
293,546,448 44,740,328 131,631,781 6,582,789
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 306,021,933 $ 60,432,564 $ 149,772,813 $ 10,924,236
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended April 30, 2025
2025
iShares Annual Financial Statements and Additional Information

iShares
Morningstar
Small-Cap Value
ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 8,973,417
Dividends — affiliated ................................................................................................ 41,840
Interest — unaffiliated ................................................................................................ 5,104
Securities lending income — affiliated — net ................................................................................ 153,197
Foreign taxes withheld ............................................................................................... (9,664)
Total investment income ................................................................................................
9,163,894
EXPENSES
Investment advisory ................................................................................................. 257,001
Interest expense ................................................................................................... 38
Total expenses ......................................................................................................
257,039
Net investment income .................................................................................................
8,906,855
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,160,366)
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (3,969,734)
Investments — affiliated ............................................................................................ 2,031
Futures contracts ................................................................................................. (37,669)
In-kind redemptions — unaffiliated
(a)
.................................................................................... 21,508,077
17,502,705
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... (20,690,328)
Investments — affiliated ............................................................................................ 1,924
Futures contracts ................................................................................................. 25,333
(20,663,071)
Net realized and unrealized loss ...........................................................................................
(3,160,366)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 5,746,489
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,475,485 $ 12,911,445 $ 15,692,236 $ 13,129,805
Net realized gain (loss) ............................................ 227,303,725 73,150,357 39,530,224 (11,112,918)
Net change in unrealized appreciation (depreciation) ........................ 66,242,723 389,185,818 5,210,104 117,662,887
Net increase in net assets resulting from operations ...........................
306,021,933 475,247,620 60,432,564 119,679,774
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(12,417,242) (12,592,478) (14,506,025) (12,485,761)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(8,494,549) (60,958,531) 120,868,210 (6,132,909)
NET ASSETS
Total increase in net assets ........................................... 285,110,142 401,696,611 166,794,749 101,061,104
Beginning of year ..................................................
2,011,339,786 1,609,643,175 825,688,137 724,627,033
End of year ......................................................
$ 2,296,449,928 $ 2,011,339,786 $ 992,482,886 $ 825,688,137
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 18,141,032 $ 15,526,069 $ 4,341,447 $ 3,357,987
Net realized gain (loss) ............................................ 125,424,379 37,301,219 21,607,212 (4,255,121)
Net change in unrealized appreciation (depreciation) ........................ 6,207,402 240,082,890 (15,024,423) 63,237,076
Net increase in net assets resulting from operations ...........................
149,772,813 292,910,178 10,924,236 62,339,942
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(18,048,748) (15,129,939) (5,423,949) (3,341,553)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
455,630,056 233,680,153 69,068,719 67,958,410
NET ASSETS
Total increase in net assets ........................................... 587,354,121 511,460,392 74,569,006 126,956,799
Beginning of year ..................................................
1,910,931,905 1,399,471,513 529,244,283 402,287,484
End of year ......................................................
$ 2,498,286,026 $ 1,910,931,905 $ 603,813,289 $ 529,244,283
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 8,906,855 $ 8,723,063
Net realized gain .................................................................................. 17,502,705 6,078,825
Net change in unrealized appreciation (depreciation) .......................................................... (20,663,071) 34,346,986
Net increase in net assets resulting from operations .............................................................
5,746,489 49,148,874
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(8,751,487) (8,935,666)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
25,378,923 (30,788,939)
NET ASSETS
Total increase in net assets ............................................................................. 22,373,925 9,424,269
Beginning of year ....................................................................................
396,950,661 387,526,392
End of year ........................................................................................
$ 419,324,586 $ 396,950,661
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information

iShares Morningstar Growth ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 72.35  $ 55.89  $ 56.30  $ 61.87  $ 42.80
Net investment income
(b)
........................................
0 .45  0 .46  0 .40  0 .29  0 .14
Net realized and unrealized gain (loss)
(c)
..............................
10.40  16.45  (0.40) (5.56) 19.07
Net increase (decrease) from investment operations ....................... 10.85  16.91  0.00  (5.27) 19.21
Distributions from net investment income
(d)
........................... (0.45) (0.45) (0.41) (0.30) (0.14)
Net asset value, end of year ...................................... $ 82.75  $ 72.35  $ 55.89  $ 56.30  $ 61.87
Total Return
(e)
Based on net asset value ......................................... 14.99% 30.35% 0.05% (8.59)% 44.94%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.04% 0.04% 0.04% 0.04% 0.23%
Net investment income ...........................................
0.53% 0.70% 0.76% 0.45% 0.27%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,296,450  $ 2,011,340  $ 1,609,643  $ 1,711,617  $ 1,887,051
Portfolio turnover rate
(g)
........................................... 21% 19% 28% 22% 97%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 69.10  $ 60.14  $ 62.39  $ 65.81  $ 43.02
Net investment income
(b)
........................................
1 .21  1 .10  1 .03  0 .82  0 .57
Net realized and unrealized gain (loss)
(c)
..............................
3.78  8.90  (2.26) (3.38) 22.83
Net increase (decrease) from investment operations ....................... 4.99  10.00  (1.23) (2.56) 23.40
Distributions from net investment income
(d)
........................... (1.11) (1.04) (1.02) (0.86) (0.61)
Net asset value, end of year ...................................... $ 72.98  $ 69.10  $ 60.14  $ 62.39  $ 65.81
Total Return
(e)
Based on net asset value ......................................... 7.20% 16.78% (1.91)% (3.99)% 54.74%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.04% 0.04% 0.04% 0.04% 0.22%
Net investment income ...........................................
1.63% 1.71% 1.72% 1.22% 1.06%
Supplemental Data
Net assets, end of year (000) ....................................... $ 992,483  $ 825,688  $ 724,627  $ 782,996  $ 881,917
Portfolio turnover rate
(g)
........................................... 18% 26% 24% 27% 133%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information

iShares Morningstar Mid-Cap Growth ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 66.47  $ 56.43  $ 57.83  $ 66.52  $ 42.27
Net investment income
(b)
........................................
0 .58  0 .56  0 .52  0 .35  0 .07
Net realized and unrealized gain (loss)
(c)
..............................
5.42  10.03  (1.40) (8.65) 24.23
Net increase (decrease) from investment operations ....................... 6.00  10.59  (0.88) (8.30) 24.30
Distributions from net investment income
(d)
........................... (0.58) (0.55) (0.52) (0.39) (0.05)
Net asset value, end of year ...................................... $ 71.89  $ 66.47  $ 56.43  $ 57.83  $ 66.52
Total Return
(e)
Based on net asset value ......................................... 9.02% 18.84% (1.49)% (12.56)% 57.51%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.27%
Net investment income ...........................................
0.80% 0.91% 0.93% 0.51% 0.12%
Supplemental Data
Net assets, end of year (000) ....................................... $ 2,498,286  $ 1,910,932  $ 1,399,472  $ 1,087,281  $ 1,519,880
Portfolio turnover rate
(g)
........................................... 35% 34% 43% 43% 90%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 43.56  $ 38.31  $ 39.27  $ 51.60  $ 31.92
Net investment income
(b)
........................................
0 .34  0 .32  0 .35  0 .31  0 .05
Net realized and unrealized gain (loss)
(c)
..............................
1.25  5.25  (0.94) (12.30) 19.68
Net increase (decrease) from investment operations ....................... 1.59  5.57  (0.59) (11.99) 19.73
Distributions from net investment income
(d)
........................... (0.42) (0.32) (0.37) (0.34) (0.05)
Net asset value, end of year ...................................... $ 44.73  $ 43.56  $ 38.31  $ 39.27  $ 51.60
Total Return
(e)
Based on net asset value ......................................... 3.57% 14.57% (1.45)% (23.36)% 61.86%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.26%
Net investment income ...........................................
0.71% 0.76% 0.94% 0.65% 0.11%
Supplemental Data
Net assets, end of year (000) ....................................... $ 603,813  $ 529,244  $ 402,287  $ 318,118  $ 766,315
Portfolio turnover rate
(g)
........................................... 42% 44% 52% 58% 156%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
iShares Annual Financial Statements and Additional Information

iShares Morningstar Small-Cap Value ETF
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Net asset value, beginning of year .................................
$ 57.12  $ 51.33  $ 54.82  $ 58.31  $ 32.95
Net investment income
(b)
........................................
1 .28  1 .24  1 .24  1 .03  0 .89
Net realized and unrealized gain (loss)
(c)
..............................
(0.46) 5.82  (3.55) (3.43) 25.39
Net increase (decrease) from investment operations ....................... 0.82  7.06  (2.31) (2.40) 26.28
Distributions from net investment income
(d)
........................... (1.27) (1.27) (1.18) (1.09) (0.92)
Net asset value, end of year ...................................... $ 56.67  $ 57.12  $ 51.33  $ 54.82  $ 58.31
Total Return
(e)
Based on net asset value ......................................... 1.28% 13.85% (4.20)% (4.19)% 80.90%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.06% 0.06% 0.06% 0.06% 0.26%
Net investment income ...........................................
2.08% 2.26% 2.33% 1.76% 2.07%
Supplemental Data
Net assets, end of year (000) ....................................... $ 419,325  $ 396,951  $ 387,526  $ 367,323  $ 446,078
Portfolio turnover rate
(g)
........................................... 38% 45% 41% 47% 145%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures ("ASU 2023-07") during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker ("CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
Barclays Bank plc ...................................... $ 12,800,072 $ (12,800,072) $ – $ –
Barclays Capital, Inc. ................................... 892 (892) – –
BNP Paribas SA ....................................... 1,695,360 (1,695,360) – –
BofA Securities, Inc. .................................... 149,272 (149,272) – –
Citigroup Global Markets, Inc. .............................. 506,938 (504,484) – 2,454
(b)
Goldman Sachs & Co. LLC ............................... 2,554,350 (2,554,350) – –
HSBC Bank plc ....................................... 9,922,428 (9,903,593) – 18,835
(b)
J.P. Morgan Securities LLC ............................... 1,806,227 (1,806,227) – –
National Financial Services LLC ............................ 50,869 (50,869) – –
SG Americas Securities LLC .............................. 3,197,960 (3,197,960) – –
Wells Fargo Bank N.A. .................................. 9,243 (9,243) – –
$ 32,693,611 $ (32,672,322) $ – $ 21,289
Morningstar Mid-Cap
Barclays Bank plc ...................................... $ 188,786 $ (188,786) $ – $ –
Barclays Capital, Inc. ................................... 1,495 (1,495) – –
BNP Paribas SA ....................................... 958,918 (958,918) – –
BofA Securities, Inc. .................................... 5,865,779 (5,865,779) – –
Citigroup Global Markets, Inc. .............................. 2,563,129 (2,563,129) – –
Goldman Sachs & Co. LLC ............................... 1,144,556 (1,073,295) – 71,261
(b)
J.P. Morgan Securities LLC ............................... 6,063,877 (6,063,877) – –
National Financial Services LLC ............................ 329,946 (329,946) – –
UBS AG ............................................ 6,691 (6,691) – –
UBS Securities LLC .................................... 610,038 (610,038) – –
Wells Fargo Bank N.A. .................................. 4,704,486 (4,704,486) – –
Wells Fargo Securities LLC ............................... 172,032 (170,466) – 1,566
(b)
$ 22,609,733 $ (22,536,906) $ – $ 72,827
Morningstar Mid-Cap Growth
Barclays Bank plc ...................................... $ 772,260 $ (772,260) $ – $ –
Barclays Capital, Inc. ................................... 6,346,128 (6,346,128) – –
BNP Paribas SA ....................................... 2,903,600 (2,873,340) – 30,260
(b)
BofA Securities, Inc. .................................... 22,038,568 (22,038,568) – –
Citigroup Global Markets, Inc. .............................. 235,605 (235,605) – –
Goldman Sachs & Co. LLC ............................... 2,176,264 (2,176,264) – –
J.P. Morgan Securities LLC ............................... 30,818,482 (30,818,482) – –
Morgan Stanley ....................................... 3,065,435 (3,065,435) – –
State Street Bank & Trust Co. .............................. 21,364 (21,364) – –
Toronto-Dominion Bank .................................. 5,518,248 (5,518,248) – –

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Mid-Cap Growth (continued)
UBS AG ............................................ 4,105,462 (4,105,462) – –
Wells Fargo Bank N.A. .................................. 2,875,390 (2,875,390) – –
$ 80,876,806 $ (80,846,546) $ – $ 30,260
Morningstar Small-Cap Growth
Barclays Bank plc ...................................... $ 4,362,409 $ (4,362,409) $ – $ –
Barclays Capital, Inc. ................................... 346,057 (346,057) – –
BMO Capital Markets Corp. ............................... 580 (570) – 10
(b)
BNP Paribas SA ....................................... 12,422,347 (12,422,347) – –
BofA Securities, Inc. .................................... 2,725,281 (2,725,281) – –
Citadel Clearing LLC .................................... 500,680 (500,680) – –
Citigroup Global Markets, Inc. .............................. 6,710,930 (6,710,930) – –
Deutsche Bank Securities, Inc. ............................. 951 (951) – –
Goldman Sachs & Co. LLC ............................... 14,252,869 (14,252,869) – –
HSBC Bank plc ....................................... 4,797,035 (4,797,035) – –
J.P. Morgan Securities LLC ............................... 5,667,098 (5,667,098) – –
Jefferies LLC ......................................... 915,656 (915,656) – –
Morgan Stanley ....................................... 12,652,806 (12,652,806) – –
National Financial Services LLC ............................ 2,529,353 (2,529,353) – –
Scotia Capital (USA) Inc ................................. 789,820 (789,820) – –
SG Americas Securities LLC .............................. 1,427,200 (1,427,200) – –
State Street Bank & Trust Co. .............................. 1,471,399 (1,471,399) – –
Toronto-Dominion Bank .................................. 310,179 (310,179) – –
UBS AG ............................................ 5,779,479 (5,779,479) – –
UBS Securities LLC .................................... 517,928 (517,928) – –
Wells Fargo Bank N.A. .................................. 2,550,251 (2,550,251) – –
Wells Fargo Securities LLC ............................... 295,430 (295,430) – –
$ 81,025,738 $ (81,025,728) $ – $ 10
Morningstar Small-Cap Value
Barclays Bank plc ...................................... $ 901,011 $ (901,011) $ – $ –
Barclays Capital, Inc. ................................... 40,515 (40,515) – –
BNP Paribas SA ....................................... 1,377,549 (1,377,549) – –
BofA Securities, Inc. .................................... 2,115,509 (2,115,509) – –
Citadel Clearing LLC .................................... 290 (290) – –
Citigroup Global Markets, Inc. .............................. 5,244,163 (5,244,163) – –
Goldman Sachs & Co. LLC ............................... 6,980,339 (6,980,339) – –
HSBC Bank plc ....................................... 146,266 (146,266) – –
J.P. Morgan Securities LLC ............................... 2,560,849 (2,560,849) – –
Jefferies LLC ......................................... 179,623 (179,623) – –
Morgan Stanley ....................................... 2,333,898 (2,333,898) – –
National Financial Services LLC ............................ 740,996 (740,996) – –
Nomura Securities International, Inc. ......................... 7,290 (7,290) – –
Scotia Capital (USA) Inc ................................. 945 (945) – –
SG Americas Securities LLC .............................. 1,123 (1,123) – –
State Street Bank & Trust Co. .............................. 310,349 (310,349) – –
Toronto-Dominion Bank .................................. 91,430 (91,430) – –
UBS AG ............................................ 707,646 (707,646) – –
UBS Securities LLC .................................... 437,562 (437,562) – –
Virtu Americas LLC ..................................... 223,934 (223,289) – 645
(b)
Wells Fargo Bank N.A. .................................. 1,355,020 (1,355,020) – –
Wells Fargo Securities LLC ............................... 142,516 (142,516) – –
$ 25,898,823 $ (25,898,178) $ – $ 645
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April
30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended April 30, 2025, in-kind transactions were as follows:
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 17,184
Morningstar Mid-Cap ...................................................................................................... 31,133
Morningstar Mid-Cap Growth ................................................................................................. 78,672
Morningstar Small-Cap Growth ............................................................................................... 131,935
Morningstar Small-Cap Value ................................................................................................. 46,172
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 300,763,772 $ 208,529,279 $ (617,023)
Morningstar Mid-Cap ................................................................... 86,278,493 81,837,719 13,825,426
Morningstar Mid-Cap Growth .............................................................. 406,478,505 401,279,784 43,634,562
Morningstar Small-Cap Growth ............................................................ 122,828,477 132,314,491 11,405,543
Morningstar Small-Cap Value .............................................................. 101,724,994 70,422,457 5,482,567
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 497,465,458 $ 494,954,400
Morningstar Mid-Cap ................................................................................... 174,305,714 172,043,866
Morningstar Mid-Cap Growth .............................................................................. 802,669,142 799,976,317
Morningstar Small-Cap Growth ............................................................................ 253,861,971 253,975,877
Morningstar Small-Cap Value .............................................................................. 167,510,912 162,803,233
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 347,070,707 $ 355,496,946
Morningstar Mid-Cap ................................................................................... 172,878,253 52,875,381
Morningstar Mid-Cap Growth .............................................................................. 595,741,447 141,564,805
Morningstar Small-Cap Growth ............................................................................ 121,129,417 53,125,077
Morningstar Small-Cap Value .............................................................................. 83,591,791 62,932,042

Notes to Financial Statements
(continued)

Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of April 30, 2025, the tax components of accumulated earnings (losses) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
For the year ended April 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Morningstar Growth ......................................................................... $ 193,812,078 $ (193,812,078)
Morningstar Mid-Cap ........................................................................ 15,927,999 (15,927,999)
Morningstar Mid-Cap Growth ................................................................... 38,179,234 (38,179,234)
Morningstar Small-Cap Growth ................................................................. 13,579,036 (13,579,036)
Morningstar Small-Cap Value ................................................................... 21,239,734 (21,239,734)
—
iShares ETF
Year Ended
04/30/25
Year Ended
04/30/24
Morningstar Growth
Ordinary income ...................................................................................... $ 12,417,242 $ 12,592,478
Morningstar Mid-Cap
Ordinary income ...................................................................................... $ 14,506,025 $ 12,485,761
Morningstar Mid-Cap Growth
Ordinary income ...................................................................................... $ 18,048,748 $ 15,129,939
Morningstar Small-Cap Growth
Ordinary income ...................................................................................... $ 5,423,949 $ 3,341,553
Morningstar Small-Cap Value
Ordinary income ...................................................................................... $ 8,751,487 $ 8,935,666
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
Morningstar Growth ........................................ $ 566,702 $ (202,822,845) $ 707,541,325 $ — $ 505,285,182
Morningstar Mid-Cap ....................................... 1,893,602 (67,484,674) 142,483,906 — 76,892,834
Morningstar Mid-Cap Growth .................................. 712,186 (209,234,315) 264,910,349 — 56,388,220
Morningstar Small-Cap Growth ................................ — (140,559,410) 18,523,590 (273,704) (122,309,524)
Morningstar Small-Cap Value .................................. 343,645 (44,038,135) (16,117,318) — (59,811,808)
iShares ETF Utilized
Morningstar Growth ................................................................................................... $ 33,541,531
Morningstar Mid-Cap .................................................................................................. 24,587,954
Morningstar Mid-Cap Growth ............................................................................................. 89,128,946
Morningstar Small-Cap Growth ........................................................................................... 7,630,198

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,621,743,827 $ 772,237,772 $ (64,696,447) $ 707,541,325
Morningstar Mid-Cap ............................................... 872,597,546 219,674,326 (77,184,225) 142,490,101
Morningstar Mid-Cap Growth ......................................... 2,316,670,197 414,142,330 (149,231,981) 264,910,349
Morningstar Small-Cap Growth ........................................ 668,869,356 89,160,588 (70,636,998) 18,523,590
Morningstar Small-Cap Value ......................................... 460,505,651 53,152,249 (69,269,567) (16,117,318)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
04/30/25
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 4,250,000 $ 348,093,418 2,100,000 $ 132,898,359
Shares redeemed
(4,300,000) (356,587,967) (3,100,000) (193,856,890)
(50,000) $ (8,494,549) (1,000,000) $ (60,958,531)
Morningstar Mid-Cap
Shares sold 2,350,000 $ 174,086,501 350,000 $ 21,981,799
Shares redeemed
(700,000) (53,218,291) (450,000) (28,114,708)
1,650,000 $ 120,868,210 (100,000) $ (6,132,909)
Morningstar Mid-Cap Growth
Shares sold 8,050,000 $ 597,631,174 7,850,000 $ 488,966,208
Shares redeemed
(2,050,000) (142,001,118) (3,900,000) (255,286,055)
6,000,000 $ 455,630,056 3,950,000 $ 233,680,153
Morningstar Small-Cap Growth
Shares sold 2,600,000 $ 122,830,048 3,050,000 $ 122,437,537
Shares redeemed
(1,250,000) (53,761,329) (1,400,000) (54,479,127)
1,350,000 $ 69,068,719 1,650,000 $ 67,958,410
Morningstar Small-Cap Value
Shares sold 1,550,000 $ 89,507,934 100,000 $ 5,637,319
Shares redeemed
(1,100,000) (64,129,011) (700,000) (36,426,258)
450,000 $ 25,378,923 (600,000) $ (30,788,939)

Notes to Financial Statements
(continued)
2025
iShares Annual Financial Statements and Additional Information

11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Morningstar Growth ETF
iShares Morningstar Mid-Cap ETF
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth ETF
iShares Morningstar Small-Cap Value ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Morningstar Growth ................................................................................................. $ 12,080,457
Morningstar Mid-Cap ................................................................................................ 13,560,034
Morningstar Mid-Cap Growth ........................................................................................... 15,491,693
Morningstar Small-Cap Growth ......................................................................................... 3,047,132
Morningstar Small-Cap Value ........................................................................................... 7,041,655
iShares ETF
Qualified Business
Income
Morningstar Growth ................................................................................................. $ 890,846
Morningstar Mid-Cap ................................................................................................ 1,987,217
Morningstar Mid-Cap Growth ........................................................................................... 2,863,908
Morningstar Small-Cap Growth ......................................................................................... 1,004,686
Morningstar Small-Cap Value ........................................................................................... 1,753,229
iShares ETF
Dividends-Received
Deduction
Morningstar Growth ................................................................................................. 93.03%
Morningstar Mid-Cap ................................................................................................ 82.0 6
Morningstar Mid-Cap Growth ........................................................................................... 80. 78
Morningstar Small-Cap Growth ......................................................................................... 65. 84
Morningstar Small-Cap Value ........................................................................................... 77. 56

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2024
iShares Annual Financial Statements and Additional Information

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: June 24, 2025

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025